                                                     Registration No. 333-31533
                                                            File No. 811-08297

                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES
ACT OF 1933                                                          [      ]

Pre-Effective Amendment No. _____                                     [      ]

Post-Effective Amendment No. 11                                         [ X  ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                           [      ]

Amendment No. 13                                                       [  X  ]

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                           OPPENHEIMER MIDCAP FUND
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              (Exact Name of Registrant as Specified in Charter)

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                 6803 South Tucson Way, Centennial, CO 80112
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             (Address of Principal Executive Offices) (Zip Code)

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                                 303-768-3200
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             (Registrant's Telephone Number, including Area Code)

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                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
   Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008
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                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[     ]                Immediately upon filing pursuant to paragraph (b)
[     ]                       On _____________ pursuant to paragraph (b)
[ X ] 60 days after filing pursuant to paragraph (a)(1)
[     ]                           On ______ pursuant to paragraph (a)(1)
[     ]                75 days after filing pursuant to paragraph (a)(2)
[     ]           On _________  pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This  post-effective  amendment  designates a new  effective  date for a previously filed post-effective amendment.

                                      23
Oppenheimer
MidCap Fund

Prospectus dated February 28, 2005

                                          Oppenheimer MidCap Fund is a mutual
                                          fund that seeks capital appreciation
                                          to make your investment grow.  It
                                          emphasizes investments in common
                                          stocks of growth companies having a
                                          market capitalization between $2
                                          billion and $11.5 billion.
                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, its investment
                                          policies, strategies and risks.  It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account
                                          features.  Please read this
                                          Prospectus carefully before you
As with all mutual funds, the             invest and keep it for future
Securities and Exchange Commission        reference about your account.
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise.

Contents

            ABOUT THE FUND
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            The Fund's Investment Objective and Principal Investment
Strategies

            Main Risks of Investing in the Fund

            The Fund's Past Performance

            Fees and Expenses of the Fund

            About the Fund's Investments

            How the Fund is Managed

            ABOUT YOUR ACCOUNT
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            How to Buy Shares
            Class A Shares
            Class B Shares
            Class C Shares
            Class N Shares
            Class Y Shares

            Special Investor Services
            AccountLink
            PhoneLink
            OppenheimerFunds Internet Website
            Retirement Plans

            How to Sell Shares
            By Mail
            By Telephone

            How to Exchange Shares

            Shareholder Account Rules and Policies

            Dividends, Capital Gains and Taxes

            Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks capital appreciation.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in equity securities, such as common and preferred stocks, and securities convertible into common stock.  It invests primarily in equity securities of U.S.
companies, but can also buy foreign stocks.  Under normal market conditions, as a non-fundamental policy, the Fund invests at least 80% of its net assets
(plus borrowings for investment purposes) in equity securities of growth companies that have a market capitalization of between $2 billion and $11.5
billion (referred to as "mid-cap"stocks).   The types of companies the Fund's
investment adviser, OppenheimerFunds, Inc. (the "Manager") considers to be technology companies can be expected to change over time as developments in technology occur.  The Fund's non-fundamental policy of investing at least
80% of its net assets in these investments will not be changed by the Fund's
Board of Trustees without first providing shareholders 60 days' written notice.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL?  In
selecting securities for the Fund, the Fund's portfolio manager looks for high-growth companies using a "bottom-up" stock selection process.  The
"bottom-up" approach focuses on fundamental analysis of individual issuers before considering overall economic, market or industry trends.  The stock selection process includes analysis of other business and economic factors that might contribute to the company's stock appreciation.  The portfolio manager also looks for companies with revenues growing at above-average rates that might support and sustain above-average earnings.  While this process and the inter-relationship of the factors used may change over time, and its implementation may vary in particular cases, the portfolio manager currently searches primarily for stocks of companies having the following characteristics:

o     Market capitalization between $2 billion and $11.5 billion;
o     What the portfolio manager believes to be an above-average rate of high quality,  sustainable growth;
o     Experienced management teams with proven records;
o     Industry leaders with competitive advantages;
      High quality companies with strong financials including low debt.

      If the portfolio manager discerns a slowdown in the company's internal revenue growth or earnings growth or a negative movement in the company's fundamental economic condition, he will consider selling that stock if there are other investment alternatives that offer what he believes to be better appreciation possibilities.

WHO IS THE FUND DESIGNED FOR?  The Fund is designed primarily for investors seeking capital growth in their investment over the long term.  Those investors should be willing to assume the greater risks of short-term share price fluctuations that are typical for a growth fund focusing on mid-cap stock investments.  The Fund does not seek current income and the income from its investments will likely be small.  It is not designed for investors needing current income or preservation of capital.  Because of its focus on long-term growth, the Fund may be appropriate for some portion of a retirement plan investment for investors with a high risk tolerance. However, the Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree.  The Fund's investments in stocks are subject to changes in their value from a number of factors described below.  There is also the risk that poor security selection by the Manager will cause the Fund to underperform other funds having similar objectives.

RISKS OF INVESTING IN STOCKS.  Stocks fluctuate in price, and their short-term volatility at times may be great.  Because the Fund invests primarily in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets and special economic and other factors that might primarily affect the prices of mid-cap stocks in the market.  Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change.  A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

Industry and Sector Focus. At times the Fund may increase the relative emphasis of its investments in a particular industry or sector. The prices of stocks of issuers in a particular industry or sector may go up and down in response to changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than others. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its share values may fluctuate in response to events affecting that industry or sector.

Risks of Growth Stocks. Stocks of growth companies, particularly newer companies, may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger, more established companies. They have greater risks if the company's earnings growth or stock price fails to increase as expected.

Risks of Technology Stocks.  To the extent the Fund is invested in stocks of technology companies, the value of the Fund's shares is particularly vulnerable to risks affecting technology companies and/or companies having investments in technology, including market and economic events that affect those technology companies.  The technology sector has historically exhibited great fluctuations in valuations. We take this into account when evaluating the long-term merits of our investments.

     The stock prices of technology companies during the past few years have been highly volatile, largely due to the rapid pace of product change and development within this sector.  This phenomenon may also result in future stock price volatility. In addition, technologies that are dependent on consumer demand may be more sensitive to changes in consumer spending patterns. Technology companies focusing on the information and telecommunications sectors may also be subject to international, federal and state regulations and may be adversely affected by changes in those regulations.

SPECIAL RISKS OF MID-CAP STOCKS.  While stocks of mid-cap companies may offer greater capital appreciation potential than investments in larger capitalization companies, they may also present greater risks.  Mid-cap stocks tend to be more sensitive to changes in an issuer's earnings expectations.  They tend to have lower trading volumes than large capitalization securities. As a result, they may experience more abrupt and erratic price movements.

      Since mid-cap companies typically reinvest a high proportion of earnings in their own businesses, they may lack the dividend yield that can help cushion their total return in a declining market.  Many mid-cap stocks are traded in over-the-counter markets and therefore may be less liquid than stocks of larger exchange-traded issuers.  That means the Fund could have greater difficulty selling a security at an acceptable price, especially in periods of market volatility.  That factor increases the potential for losses to the Fund.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund, and can affect the value of the Fund's investments, its investment performance and its prices per share.  Particular investments and investment strategies also have risks.  These risks mean that you can lose money by investing in the Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.  There is no assurance that the Fund will achieve its investment objective.  The Fund focuses its investments on mid-cap equity securities for long-term growth, and in the short term, they can be volatile. The price of the Fund's shares can go up and down substantially.

      The Fund generally does not use income-oriented investments to help cushion the Fund's total return from changes in stock prices, except for defensive purposes. In the OppenheimerFunds spectrum, the Fund is an aggressive investment vehicle, designed for investors willing to assume greater risks in the hope of achieving greater gains.  In the short-term the
Fund may be less volatile than small-cap and emerging markets stock funds, but it may be subject to greater fluctuations in its share prices than funds that emphasize large capitalization stocks, or funds that focus on both stocks and bonds.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund's Past Performance

The bar chart and table below show one measure of the risks of investing in the Fund, by showing changes in the Fund's performance (for its Class A shares) from year to year for the full calendar years since the Fund's inception and by showing how the average annual total returns of the Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares will vary.

      The after-tax returns are shown for Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes.  In certain cases, the figure representing "Return
After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. The after-tax returns are calculated based on certain assumptions mandated by regulation and your actual after-tax returns may differ from those shown, depending on your individual tax situation. The after-tax returns set forth below are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or IRAs or to institutional investors not subject to tax. The
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

            Annual Total Returns (Class A) (as of 12/31 each year)

    [See appendix to prospectus for data in bar chart showing annual total returns]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.

As of December  31, 2004,  the  year-to-date  return  before taxes for Class A shares was 18.90%.
During the period shown in the bar chart,  the highest return (not annualized)
before  taxes for a calendar  quarter  was 43.43% (4th Qtr `99) and the lowest return (not  annualized)  before taxes for a calendar quarter was -32.06% (4th
Qtr `00).

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Average Annual Total Returns
-----------------------------                     5 Years          10 Years
for   the    periods    ended                   (or life of      (or life of
December 31, 2004                 1 Year      class, if less)  class, if less)
--------------------------------------------------------------------------------
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Class  A  Shares   (inception

12/1/97)                          12.06%          -9.99%            6.38%
  Return Before Taxes             12.06%          -9.99%            6.37%
  Return After Taxes on
  Distributions                   7.84%           -8.19%            5.55%
  Return   After   Taxes   on
  Distributions  and  Sale of
  Fund Shares

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Samp;P MidCap 400 Index 1
(reflects no deduction for

fees, expenses or taxes)          16.48%           9.54%            12.05%

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Class  B  Shares   (inception     13.03%          -9.97%            6.60%

12/1/97)
--------------------------------------------------------------------------------

Class  C  Shares   (inception     17.03%          -9.59%            6.48%

12/1/97)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Class  N  Shares   (inception     17.67%          -4.67%             N/A

3/1/01)
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Class  Y  Shares   (inception     19.37%          -8.52%            7.75%

12/1/97)
--------------------------------------------------------------------------------
  1From 11/30/97.

The Fund's average annual total returns include applicable sales charges: for
Class A, the current maximum initial sales charge of 5.75%; for Class B, the contingent deferred sales charge of 5% (1-year) and 2% (5-year); and for
Class C and Class N shares, the 1% contingent deferred sales charge for the
1-year period.  There is no sales charge for Class Y shares. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the Samp;P
Midcap 400 Index, an unmanaged index of midcap equity securities. The index performance includes reinvestment of income but does not reflect transaction costs. The Fund's investments vary from those in the index.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset values per share.
All shareholders therefore pay those expenses indirectly.  Shareholders pay other transaction expenses directly, such as sales charges. The numbers below are based on the Fund's expenses during its fiscal year ended October 31,
2004.

Shareholder Fees (charges paid directly from your investment):

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                      Class A    Class B    Class C     Class N     Class Y
                      Shares     Shares     Shares      Shares      Shares
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Maximum Sales Charge
(Load) on purchases   5.75%      None       None        None        None
(as % of offering
price)
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Maximum Deferred
Sales
Charge (Load) (as %   None1      5%2        1%3         1%4         None
of the
lower of the
original offering
price or redemption
proceeds)
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)

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                                  Class A  Class B  Class C   Class N  Class Y
                                  Shares   Shares   Shares    Shares   Shares
 -------------------------------------------------------------------------------
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 Management Fees                   0.69%    0.69%     0.69%    0.69%    0.69%

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 Distribution and/or Service       0.24%    1.00%     1.00%    0.50%     N/A

 (12b-1)Fees
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------

 Other Expenses                    0.49%    0.61%     0.57%    0.61%    0.29%

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 -------------------------------------------------------------------------------

 Total Annual Operating Expenses   1.42%    2.30%     2.26%    1.80%    0.98%

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  Expenses may vary in future years. "Other Expenses" include transfer agent fees, custodial expenses, and accounting and legal expenses the Fund pays.
  The "Other Expenses" in the table are based on, among other things, the fees the Fund would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to 0.35% of average daily net assets per fiscal year for all classes.
  That undertaking may be amended or withdrawn at any time.  After the waiver, the actual "Other Expenses" and "Total Annual Operating Expenses"
  as percentages of average daily net assets were 0.40% and 1.33% for Class A shares, 0.43% and 2.12% for Class B shares, 0.41% and 2.10% for Class C shares, and 0.38% and 1.57% respectively for Class N shares. Class Y expenses were the same as shown above.

1.    A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
2.    Applies to redemptions in first year after purchase. The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N Shares.

EXAMPLES.  The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

      The first example assumes that you redeem all of your shares at the end of those periods. The second example assumes that you keep your shares.  Both examples also assume that your investment has a 5% return each year and that the class's operating expenses remain the same. Your actual costs may be higher or lower because expenses will vary over time. Based on these assumptions your expenses would be as follows:

 ------------------------------------------------------------------------------
 If shares are redeemed:  1 Year       3 Years       5 Years       10 Years
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares           $712         $1,001        $1,312        $2,190

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 Class B Shares           $736         $1,027        $1,444        $2,234 1

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 Class C Shares           $332         $714          $1,223        $2,624

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 Class N Shares           $285         $571          $983          $2,135

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 ------------------------------------------------------------------------------

 Class Y Shares           $100         $314          $544          $1,207

 ------------------------------------------------------------------------------

 ------------------------------------------------------------------------------
 If shares are not        1 Year       3 Years       5 Years       10 Years
 redeemed:
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class A Shares           $712         $1,001        $1,312        $2,190

 ------------------------------------------------------------------------------
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 Class B Shares           $236         $727          $1,244        $2,2341

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class C Shares           $232         $714          $1,223        $2,624

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class N Shares           $185         $571          $983          $2,135

 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------

 Class Y Shares           $100         $314          $544          $1,207

 ------------------------------------------------------------------------------
  In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C or Class N contingent deferred sales charges. In the second example, the Class A expenses include the sales charge, but Class B, Class C and Class N expenses do not include the contingent deferred sales charges. There is no sales charge on Class Y shares.
  1.  Class B expenses for years 7 through 10 are based on Class A expenses, since Class B shares automatically convert to Class A shares 72 months after purchase.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different investments will vary over time based upon the Manager's evaluation of economic and market trends.  The Fund's portfolio might not always include all of the different types of investments described in this prospectus.  The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques.
The Fund attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company.  Also, the Fund does not concentrate 25% or more of its investments in companies in any one industry.

      However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on changes in market prices of securities and market conditions, and in response to other economic events.

Mid-Cap Stock Investments.  Mid-cap companies are those that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned management teams. The portfolio manager searches for stocks of mid-cap companies that have the financial stability approximating that of larger companies and the high growth potential associated with smaller companies.  The portfolio manager will not normally invest in stocks of companies in "turnaround"
      situations until the company's operating characteristics have improved.

      In general, growth companies tend to retain a large part of their earnings for research, development or investment in capital assets.
      Therefore, they do not tend to emphasize paying dividends, and may not pay any dividends for some time.  They are selected for the Fund's portfolio because the Manager believes the price of the stock will increase over the long term.

      The Fund's investments are not limited only to mid-cap issuers, and under normal market conditions the Fund can invest up to 20%  of its net assets (plus borrowings for investment purposes) in stocks of companies in other market capitalizations, if the Manager believes they offer opportunities for growth.

      The Fund measures the market capitalization of an issuer at the time of investment to determine if it fits within the Fund's mid-cap definition.  Because the relative sizes of companies change over time as the stock market changes, the Fund's definition of what is a
      "mid-cap" company may change over time as well.  Also, as individual companies grow, they may no longer fit within the Fund's definition of a "mid-cap" issuer after the Fund buys their stock.  While the Fund is not required to sell stocks of companies whose market capitalizations grow beyond the Fund's mid-cap definition, the Manager might sell some of those holdings to try to lower the median capitalization of its portfolio (measured on a dollar weighted basis).  This could cause the
      Fund to realize capital gains on its investments, which could increase taxable distributions to shareholders.  Of course, there is no assurance that mid-cap stocks will grow in value.

Cyclical Opportunities.  The Fund may also seek to take advantage of changes in the business cycle by investing in companies that are sensitive to those changes if the Manager believes they have growth potential.  For example, when the economy is expanding, companies in the consumer cyclicals and technology sectors may benefit and offer long-term growth opportunities. The Fund focuses on seeking growth over the long term, but may seek to take tactical advantage of short-term market movements or events affecting particular issuers or industries.

Portfolio Turnover.  The Fund can engage in active and frequent short-term trading to try to achieve its objective.  It might have a portfolio turnover rate in excess of 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund (and may reduce performance). If the Fund realizes capital gains when it sells its portfolio investments, generally it must pay those gains out to shareholders, increasing their taxable distributions.  The Financial
      Highlights table at the end of this Prospectus shows the Fund's portfolio turnover rates during past fiscal years.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE?  The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus.  Fundamental policies are those that cannot be changed without the approval of a majority of the Fund's outstanding voting shares.
The Fund's objective is a fundamental policy.  Other Investment restrictions that are fundamental policies are listed in the Statement of Additional
Information. An investment policy or technique is not fundamental unless this
Prospectus or the Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES.  To seek its objective, the Fund can also use the investment techniques and strategies described below.  The Manager might not always use all of the different types of techniques and investments described below.  These techniques have certain risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities.  While the Fund emphasizes investments in common stocks, it can also buy preferred stocks, warrants and securities convertible into common stock.  The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their rating has less impact on the investment decision than in the case of other debt securities.

      The Fund will not invest more than 5% of its net assets in convertible securities that are rated below investment grade by a nationally recognized rating organization such as Moody's Investors Service or that are assigned a comparable rating by the Manager.  "Investment grade" securities are debt securities in the four highest ratings categories of ratings organizations or unrated securities assigned a comparable rating by the Manager.  Lower-grade securities may be subject to greater market fluctuations and risks of loss of income and principal and have less liquidity than investments in investment-grade securities.  Debt securities are subject to credit risk (the risk that the issuer will not make timely payments of interest and principal) and interest rate risk (the risk that the value of the security will fall if interest rates rise).

Investing in Small, Unseasoned Companies.  The Fund can invest in small, unseasoned companies. These are companies that have been in operation less than three years, including the operations of any predecessors.
      These securities may have limited liquidity, which means that the Fund might not be able to sell them quickly at an acceptable price.  Their prices may be very volatile, especially in the short term.

Foreign Investing.  The Fund can buy securities in any country, including developed countries and emerging markets.  The Fund has no limits on the amount of its assets that can be invested in foreign securities, but has adopted an operating policy limiting its investments in foreign securities to 10% of its total assets.  It does not expect to invest substantial amounts of its assets in foreign stocks.

Special Risks of Foreign Investing.  While foreign securities may offer special investment opportunities, there are also special risks.  The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency.  Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject
      to.  The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other political and economic factors.  Securities in underdeveloped countries may be more difficult to sell and their prices may be more volatile.  These risks could cause the prices of foreign stocks to fall and could therefore decrease the Fund's share prices.

            Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage" attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock
      Exchange that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing"
      to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may both help deter those activities.

Illiquid and Restricted Securities.  Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price.  Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The Board can increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments.  In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index.  In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments.  In addition to using derivatives for hedging, the Fund might use other derivative investments because they offer the potential for increased value.  The
      Fund currently does not use derivatives to a significant degree and is not required to use them in seeking its objective.

      Derivatives have special risks.  If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment.  The underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform.  Interest rate and stock market changes in the U.S. and abroad may also influence the performance of derivatives.  As a result of these risks the Fund could realize less principal or income from the investment than expected or its hedge might be unsuccessful.  If that happens, the Fund's share prices could fall.  Certain derivative investments held by the Fund may be illiquid.

o     Hedging.  The Fund can buy and sell certain kinds of futures contracts, put and call options and forward contracts. These are all referred to as "hedging instruments."  The Fund does not currently use hedging extensively and is not required to do so to seek its objective. It does not use hedging instruments for speculative purposes.  It has limits on the extent of its use of hedging and the types of hedging instruments that it can use.

      Some of these strategies could be used to hedge the Fund's portfolio against price
      fluctuations.  Other hedging strategies, such as buying futures and call options, could tend to increase the Fund's exposure to the securities market.  Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.  Foreign currency
      options can be used to try to protect against declines in the dollar value of foreign securities the Fund owns, or to protect against an increase in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging strategies.  Options trading involves the payment of premiums, can increase portfolio turnover, and can have special tax effects on the Fund.  If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the hedge might fail and the strategy could reduce the
      Fund's return.  The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market.

Temporary Defensive and Interim Investments.  In times of adverse unstable market, or economic conditions, the Fund can invest up to 100% of its assets in temporary investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements.  They could include other investment grade debt securities.  The Fund might also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective of capital appreciation.

 PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made.  The Fund also makes disclosures of the portfolio securities holdings in the Statement of Investments under Form N-Q, filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These additional quarterly filings are
      publicly available at the SEC.   Therefore, portfolio holdings of the
      Fund are made publicly available no later than 60 days after the close of the Fund's fiscal quarter.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the
      Fund's Statement of Additional Information.

How the Fund Is Managed

THE MANAGER.  The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities.  The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

     The Manager has been an investment adviser since January 1960. The
Manager and its subsidiaries and controlled affiliates managed more than $170 billion in assets as of December 31, 2004, including other Oppenheimer funds with more than 7 million shareholder accounts. The Manager is located at Two
World Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

Portfolio Manager.  The portfolio manager of the Fund is John O'Hare.  He has been the person principally responsible for the day-to-day management of the Fund's portfolio since October 29, 2003. Mr. O'Hare has been a
      Vice President of the Fund (since December 2003) and a Vice President of the Manager (since September 2003). He is also an officer and portfolio manager of other Oppenheimer funds. Mr. O'Hare joined the
      Manager as a portfolio manager of other funds in September 2003.  Prior to joining the Manager, Mr. O'Hare was an Executive Vice President and
      Portfolio Manager (June 2000 - August 2003) at Geneva Capital
      Management, Ltd. (an investment advisor).  Mr. O'Hare holds a BBA in
      Finance and Economics from the University of Wisconsin and is a
      Chartered Financial Analyst.

Advisory Fees.   Under the investment advisory agreement, the Fund pays the
      Manager an advisory fee at an annual rate that declines as the Fund's assets grow: 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next
      $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion. The management fee for the fiscal year ended October 31, 2004 was 0.69% of average annual net assets for each class of shares.

      PENDING LITIGATION.  A consolidated amended complaint has been filed as putative derivative and class actions against the
      Manager, Distributor and Transfer Agent, as well as 51 of the
      Oppenheimer funds (collectively the "funds") including the Fund,
      31 present and former Directors or Trustees and 9 present and former officers of certain of the Funds. This complaint, filed in the U.S. District Court for the Southern District of New York on
      January 10, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment
      Company Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the
      Directors/Trustees and the Officers breached their fiduciary duties to Fund shareholders under the Investment Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds' investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

            The Manager and the Distributor believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the
      Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

A B O U T Y O U R A C C O U N T

How to Buy Shares

You can buy shares several ways, as described below. The Fund's Distributor,
OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase (and redemption) orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge for that service.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you do not list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial advisor before you make a purchase to be sure that the Fund is appropriate for you.
o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $2,500. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you pay for shares by electronic funds transfers from your bank account. Shares are purchased for your account by a transfer of money from your bank account through the Automated Clearing House (ACH)
      system. You can provide those instructions automatically, under an
      Asset Builder Plan, described below, or by telephone instructions using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through Asset Builder Plans. You may purchase shares of the Fund automatically each month from your account at a bank or other financial institution under an Asset Builder Plan with AccountLink.
      Details are in the Asset Builder application and the Statement of
      Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $1,000 and make additional investments at any time with as little as $50. There are reduced minimums available under the following special investment plans:
o     If you establish one of the many types of retirement plan accounts that
      OppenheimerFunds offers, more fully described below under "Special
      Investor Services," you can start your account with as little as $500.
o     By using an Asset Builder Plan or Automatic Exchange Plan (details are in the Statement of Additional Information), or government allotment plan, you can make subsequent investments (after making the initial investment of $500) for as little as $50. For any type of account established under one of these plans prior to November 1, 2002, the minimum additional investment will remain $25.
o     The minimum investment requirement does not apply to reinvesting dividends from the Fund or other Oppenheimer funds (a list of them appears in the Statement of Additional Information, or you can ask your dealer or call the Transfer Agent), or reinvesting distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a "regular business day" is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day.  To determine net asset values, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or do not accurately reflect fair value for a security (in the Manager's judgment) or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects the fair value.
      Because some foreign securities trade in markets and on exchanges that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Manager are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities of issuers held by the
      Fund.  Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting securities markets
      (for example, a foreign securities market closes early because of a natural disaster).

      If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the
      Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be
      "fair valued" to take those factors into account.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or its designated agent must receive your order by the time the Exchange closes that day. If your order is received on a day when the Exchange is closed or after it has closed, the order will receive the next offering price that is determined after your order is received.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the close of the Exchange and transmit it to the
      Distributor so that it is received before the Distributor's close of business on a regular business day (normally 5:00 P.M.) to receive that day's offering price, unless your dealer has made alternative arrangements with the Distributor. Otherwise, the order will receive the next offering price that is determined.
------------------------------------------------------------------------------
WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors five different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will likely have different share prices. When you buy shares, be sure to specify the class of shares. If you do not choose a class, your investment will be made in Class A shares.
------------------------------------------------------------------------------
------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge
      (on investments up to $1 million for regular accounts or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 6 years of buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months of buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
Class Y Shares. Class Y shares are offered only to certain institutional investors that have a special agreement with the Distributor.

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial advisor. Some factors to consider are how much you plan to invest and how long you plan to hold your investment. If your goals and objectives change over time and you plan to purchase additional shares, you should re-evaluate those factors to see if you should consider another class of shares. The Fund's operating costs that apply to a class of shares and the effect of the different types of sales charges on your investment will vary your investment results over time.

      The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial advisor before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of class-based expenses, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N. For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to amounts you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares will have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  The Distributor normally will not accept purchase orders of $100,000 or more for Class B shares or $1 million or more for Class
      C shares from a single investor. Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term.  If you are investing  less than $100,000 for the  longer-term,  for example for retirement,  and do not expect to need  access to your money for seven  years or more,  Class B shares may be appropriate.

Are There  Differences  in Account  Features  That Matter to You? Some account features  may  not  be  available  to  Class  B,  Class  C and  Class  N shareholders.  Other  features  may  not be  advisable  (because  of the effect of the  contingent  deferred  sales  charge) for Class B, Class C and Class N shareholders.  Therefore,  you should  carefully  review how you plan to use your  investment  account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A or Class Y shares, such as the
      Class B, Class C and Class N asset-based sales charge described below and in the Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial advisor may receive different compensation for selling one class of shares than for selling another class. It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based upon the value of shares of the Fund owned by the dealer or financial institution for its own account or for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, in some cases, described below, purchases are not subject to an initial sales charge, and the offering price will be the net asset value. In other cases, reduced sales charges may be available, as described below or in the Statement of Additional Information. Out of the amount you invest, the
Fund receives the net asset value to invest for your account.

      The sales  charge  varies  depending on the amount of your  purchase.  A portion of the sales  charge may be retained by the  Distributor  or allocated to your dealer as a concession.  The Distributor reserves the right to reallow the  entire  concession  to  dealers.  The  current  sales  charge  rates  and concessions paid to dealers and brokers are as follows:

 ------------------------------------------------------------------------------
 Amount of Purchase       Front-End Sales  Front-End Sales   Concession As
                                           Charge As a
                          Charge As a      Percentage of
                          Percentage of    Net               Percentage of
                          Offering Price   Amount Invested   Offering Price
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 Less than $25,000             5.75%             6.10%             4.75%
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $25,000 or more but           5.50%             5.82%             4.75%
 less than $50,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $50,000 or more but           4.75%             4.99%             4.00%
 less than $100,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $100,000 or more but          3.75%             3.90%             3.00%
 less than $250,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $250,000 or more but          2.50%             2.56%             2.00%
 less than $500,000
 ------------------------------------------------------------------------------
 ------------------------------------------------------------------------------
 $500,000 or more but          2.00%             2.04%             1.60%
 less than $1 million
 ------------------------------------------------------------------------------

Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SPECIAL SALES CHARGE ARRANGEMENTS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the
Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce Class A Sales Charges?  You and your spouse may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under the Fund's "Right of Accumulation" or a "Letter of Intent."
The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or (effective March 18, 2005) Class C shares of the Fund or other Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the
         value of your Class A share purchase.  Your Class A shares of
         Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including employee benefit plans for the same
         employer) that has multiple accounts. To qualify for this
         Right of Accumulation, if you are buying shares directly from the Fund you must inform the Fund's Distributor of your
         eligibility and holdings at the time of your purchase. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for this Right of
         Accumulation at the time of your purchase.

               To count shares of eligible Oppenheimer funds held in
         accounts at other intermediaries under this Right of
         Accumulation, you may be requested to provide the Distributor or your current intermediary (depending on the way you are buying your shares) a copy of each account statement showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or in retirement plans or trust or custodial accounts for minor children as described above. The Distributor or
         intermediary through which you are buying shares will combine the value of all your eligible Oppenheimer fund accounts based on the current offering price per share to determine what Class
         A sales charge breakpoints you may qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
         Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or (effective
         March 18th) Class C shares of the Fund or other Oppenheimer funds over a 13-month period. The total amount of your intended purchases of Class A, Class B and (effective March 18th) Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter.  Your Class A shares of Oppenheimer Money Market Fund, Inc. or Oppenheimer Cash
         Reserves on which you have not paid a sales charge will not be counted for this purpose. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. You may also be able to apply the Right of Accumulation to these
         purchases.

            If you do not complete the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of shares you purchased.  A
         certain portion of your shares will be held in escrow by the
         Fund's Transfer Agent for this purpose. Please refer to "How to Buy Shares - Letters of Intent" in the Fund's Statement of
         Additional Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.
o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any of the other Oppenheimer funds
         without a sales charge, at the net asset value per share in effect on the payable date. You must notify the Transfer Agent in writing to elect this option and must have an existing
         account in the fund selected for reinvestment.
o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without sales charge, and shares of the Fund can be purchased by exchange of shares of certain other Oppenheimer funds on the same basis. Please refer to
         "How to Exchange Shares" in this Prospectus and in the
         Statement of Additional Information for more details,
         including a discussion of circumstances in which sales charges may apply on exchanges.
o     Reinvestment Privilege.  Within six months of a redemption of certain
         Class A and Class B shares, the proceeds may be reinvested in
         Class A shares of the Fund without sales charge. This
         privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B
         shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of reinvestment and must identify the account from which the redemption was made.

o     Other Special Reductions and Waivers. The Fund and the Distributor
         offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix B to the Statement of Additional
         Information, which is may be ordered by calling 800.225.5677 or through the OppenheimerFunds website, at
         www.oppenheimerfunds.com (under the hyperlinks "Access
         ------------------------
         Accounts and Services" -Forms amp; Literature" - "Order
         Literature" - "Statements of Additional Information"). A
         description of these waivers and special sales charge
         arrangements is also available for viewing on the
         OppenheimerFunds website (under the hyperlinks "Research Funds
         - Fund Documents - View a description...") To receive a waiver or special sales charge rate under these programs, the
         purchaser must notify the Distributor (or other financial
         intermediary through which shares are being purchased) at the time of purchase or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

      o  Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1)
         retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the
         Distributor and by (2) retirement plans that are part of a retirement plan product or platform offered by banks,
         broker-dealers, financial advisors, insurance companies or record-keepers that have entered into a special agreement with the Distributor for this purpose. The Distributor currently pays dealers of record concessions in an amount equal to 0.25%
         of the purchase price of Class A shares by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in "Retirement Plans" in the
         Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of any one or more of the Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to
      March 1, 2001 ("grandfathered retirement accounts").  However, those
      Class A shares may be subject to a Class A contingent deferred sales charge, as described below. Retirement plans holding shares of
      Oppenheimer funds in an omnibus account(s) for the benefit of plan participants in the name of a fiduciary or financial intermediary
      (other than OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If you redeem any of those shares within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:
o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or
o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to your dealer on all purchases of Class A shares of all Oppenheimer funds you made that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class B shares.

      The amount of the contingent deferred sales charge will depend on the number of years since you invested and the dollar amount being redeemed, according to the following schedule for the Class B contingent deferred sales charge holding period:

-------------------------------------------------------------------------------
Years Since Beginning of Month in       Contingent Deferred Sales Charge on
Which Purchase Order was Accepted       Redemptions in That Year
                                        (As % of Amount Subject to Charge)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
0 - 1                                   5.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
1 - 2                                   4.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
2 - 3                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
3 - 4                                   3.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
4 - 5                                   2.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
5 - 6                                   1.0%
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
More than 6                             None
-------------------------------------------------------------------------------
In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months after you purchase them. This conversion feature relieves Class B shareholders of the asset-based sales charge that applies to Class B shares under the Class B Distribution and
      Service Plan, described below. The conversion is based on the relative net asset value of the two classes, and no sales load or other charge is imposed. When any Class B shares that you hold convert, any other
      Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert to Class A shares. For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional
      Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses of providing distribution-related services to the Fund in connection with the sale of Class C shares.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

      Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:
o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

WHO CAN BUY CLASS Y SHARES? Class Y shares are sold at net asset value per share without a sales charge directly to institutional investors that have special agreements with the Distributor for this purpose. They may include insurance companies, registered investment companies, employee benefit plans and Section 529 plans, among others. Individual investors cannot buy Class Y shares directly.

      An institutional investor that buys Class Y shares for its customers'
accounts may impose charges on those accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares
(other than the time those orders must be received by the Distributor or
Transfer Agent at their Colorado office) and the special account features available to investors buying those other classes of shares do not apply to
Class Y shares. Instructions for buying, selling, exchanging or transferring
Class Y shares must be submitted by the institutional investor, not by its customers for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to
      0.25% of the average annual net assets of Class A shares of the Fund.
      The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal service and maintenance of accounts of their customers that hold Class A shares. With respect to Class A shares subject to a Class
      A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The Distributor retains the first year's service fee paid by the Fund. After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a quarterly basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C , or Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a quarterly basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class B shares is therefore 4.00% of the purchase price. The
      Distributor normally retains the Class B asset-based sales charge. See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class C shares is therefore 1.0% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on Class C shares that have been outstanding for a year or more.
      The Distributor normally retains the asset-based sales charge on Class
      C shares during the first year after the purchase of Class C shares.
      See the Statement of Additional Information for exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.0% of the purchase price. The Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for exceptions.

      Under certain circumstances, the Distributor will pay the full Class B,
      Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase, if there is a special agreement between the dealer and the Distributor.  In those circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including the profits from the advisory fees the Manager receives from the Fund.  Some of these distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the
      Fund or other Oppenheimer funds to its customers.  You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution. It must be an
Automated Clearing House (ACH) member. AccountLink lets you:
    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, or
    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account. Please call the
      Transfer Agent for more information.

      You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

      AccountLink privileges should be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer.
After your account is established, you can request AccountLink privileges by sending signature-guaranteed instructions and proper documentation to the
Transfer Agent. AccountLink privileges will apply to each shareholder listed in the registration on your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account information must be made by signature-guaranteed instructions to the Transfer Agent signed by all shareholders who own the account.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on already-established Fund accounts after you obtain a Personal Identification
Number (PIN), by calling the PhoneLink number, 1.800.225.5677.
Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.
Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.
Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number and the Fund will send the proceeds directly to your AccountLink bank account. Please refer to "How to Sell Shares,"
      below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by fax (telecopier).
Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds Internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (and the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or obtain account information online, you must first obtain a user I.D. and password on that website. If you do not want to have Internet account transaction capability for your account, please call the Transfer
Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them to another
OppenheimerFunds account on a regular basis. Please call the Transfer Agent or consult the Statement of Additional Information for details.

RETIREMENT PLANS. You may buy shares of the Fund for your retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:
Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.
SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.
403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.
401(k) Plans. These are special retirement plans for businesses.
Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.
      Please call the Distributor for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be sold at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The Fund lets you sell your shares by writing a letter, by wire, or by telephone. You can also set up Automatic Withdrawal Plans to redeem shares on a regular basis. If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, the following redemption requests must be in writing and must include a signature guarantee (although there may be other situations that also require a signature guarantee):
   o  You wish to redeem more than $100,000 and receive a check.
   o  The redemption check is not payable to all shareholders listed on the account statement.
   o  The redemption check is not sent to the address of record on your account statement.
   o  Shares are being transferred to a Fund account with a different owner or name.
   o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:
o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.
      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid delay in getting your money and if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Sending Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to a bank account you designate. It must be a commercial bank that is a member of the Federal Reserve wire system.
      The minimum redemption you can have sent by wire is $2,500. There is a
      $10 fee for each request. To find out how to set up this feature on your account or to arrange a wire, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? Write a letter of instruction that includes:
   o  Your name,
   o  The Fund's name,
   o  Your Fund account number (from your account statement),
   o  The dollar amount or number of shares to be redeemed,
   o  Any special payment instructions,
   o  Any share certificates for the shares you are selling,
   o  The signatures of all registered owners exactly as the account is registered, and
   o  Any special documents requested by the Transfer Agent to assure proper authorization of the person asking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 P.M., but may be earlier on some days. You may not redeem shares held in an OppenheimerFunds-sponsored qualified retirement plan account or under a share certificate by telephone.
   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.
      Whichever method you use, you may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. Up to $100,000 may be redeemed by telephone in any seven-day period. The check must be payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to a bank account designated when you establish AccountLink. Normally the ACH transfer to your bank is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next bank business day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the
      Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN  YOU  SELL  SHARES  THROUGH  YOUR  DEALER?   The   Distributor   has  made
arrangements  to repurchase  Fund shares from dealers and brokers on behalf of their  customers.  Brokers or dealers  may  charge for that  service.  If your shares are held in the name of your dealer,  you must redeem them through your dealer.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares during the applicable holding period for the class of shares, the contingent deferred sales charge will be deducted from the redemption proceeds (unless you are eligible for a waiver of that sales charge based on the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.)

      A  contingent  deferred  sales charge will be based on the lesser of the net  asset  value of the  redeemed  shares  at the time of  redemption  or the original net asset value.  A contingent  deferred  sales charge is not imposed on:
o     the amount of your  account  value  represented  by an  increase  in net asset value over the initial purchase price,
o     shares  purchased by the  reinvestment  of  dividends  or capital  gains distributions, or
o     shares redeemed in the special circumstances  described in Appendix B to the Statement of Additional Information.
      To determine whether a contingent deferred sales charge applies to a redemption, the Fund redeems shares in the following order:
   1. shares acquired by reinvestment of dividends and capital gains distributions,
   2. shares held for the holding period that applies to the class, and
   3. shares held the longest during the holding period.

      Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange them within the applicable contingent deferred sales charge holding period, the holding period will carry over to the fund whose shares you acquire. Similarly, if you acquire shares of this Fund by exchanging shares of another Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.

   o  The prospectus of  the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund to which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.
      In some cases, sales charges may be imposed on exchange transactions.
In general, a contingent deferred sales charge (CDSC) is not imposed on exchanges of shares that are subject to a CDSC.  However, if you exchange shares that are subject to a CDSC, the CDSC holding period will be carried over to the acquired shares, and the CDSC may be imposed if those shares are redeemed before the end of the CDSC holding period.

       There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or the internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send an OppenheimerFunds Exchange Request form, signed by all owners of the account, to the Transfer Agent at the address on the back cover. Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer
      Agent receives the certificates with the request.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You
                                                ------------------------
      must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of The New York Stock Exchange that day, which is normally 4:00
      p.m. Eastern time, but may be earlier on some days. However, the
      Transfer Agent may delay the reinvestment of proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made.

   Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account  that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this
      Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the
      Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policy stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

   Redemption of Shares.  These exchange policy limits do not apply to redemptions of shares.  Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders who the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity.

   o  Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply to you.

While the  Fund,  the  Distributor,  the  Manager  and the  Transfer  Agent
encourage  financial  intermediaries  to apply the Fund's policies to their customers  who invest  indirectly in the Fund,  the Transfer  Agent may not be able to apply  this  policy to  accounts  such as (a)  accounts  held in
omnibus  form  in  the  name  of  a   broker-dealer   or  other   financial
institution,  or (b)  omnibus  accounts  held in the  name of a  retirement plan or 529 plan  trustee or  administrator,  or (c)  accounts  held in the name of an  insurance  company for its  separate  account(s),  or (d) other accounts  having  multiple  underlying  owners but  registered  in a manner such  that the  underlying  beneficial  owners  are not  identified  to the
Transfer Agent.

However,  the Transfer Agent will attempt to monitor  overall  purchase and redemption  activity in those  accounts to seek to identify  patterns  that may suggest  excessive  trading by the  underlying  owners.  If evidence of possible  excessive  trading  activity is observed by the  Transfer  Agent, the financial  intermediary  that is the registered  owner will be asked to review  account  activity,  and to  confirm to the  Transfer  Agent and the fund that  appropriate  action  has been  taken to  curtail  any  excessive trading  activity.  However,  the Transfer  Agent's  ability to monitor and deter  excessive  short-term  trading in omnibus  or street  name  accounts ultimately  depends on the  capability  and  cooperation  of the  financial intermediaries controlling those accounts.

Additional Policies and Procedures.  The Fund's Board has adopted additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity. Those additional policies and procedures will take effect on June 20, 2005:

o     30-Day Limit.  A direct shareholder may exchange all or some of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into another fund account, that account will be "blocked"
      from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account.
      For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth
      $10,000, then, following the exchange, the full account balance
      ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder"
      is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.
A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually on or about the second to last
      "regular business day" of September.  See the Statement of Additional
      Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.
The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.
Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account unless the Transfer Agent receives cancellation instructions from an owner of the account.
The Transfer Agent will record any telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PINs, and by confirming such transactions in writing. The Transfer Agent and the
      Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.
Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.
Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.
The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.
Payment for redeemed shares ordinarily is made in cash. It is forwarded by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. However, under unusual circumstances determined by the Securities and Exchange Commission, payment may be delayed or suspended. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.
Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than the fact that the market value of shares has dropped. In some cases, involuntary redemptions may be made to repay the Distributor for losses from the cancellation of share purchase orders.
Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid with liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as such securities are converted into cash.
Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential street address or principal place of business and your Social Security Number, Employer
      Identification Number or other government issued identification when you open an account. Additional information may be required in certain circumstances or to open corporate accounts.  The Fund or the Transfer
      Agent may use this information to attempt to verify your identity.  The
      Fund may not be able to establish an account if the necessary information is not received.  The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.  Additionally, if the Fund is unable to verify your identity after your account is established, the Fund may be required to redeem your shares and close your account.
"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund your correct, certified Social Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue Service.
To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to stop householding.

Dividends, Capital Gains and Taxes

DIVIDENDS.  The Fund intends to declare dividends separately for each class of shares  from net  investment  income  on an  annual  basis  and to pay them to shareholders  in  December  on a date  selected  by  the  Board  of  Trustees.
Dividends and distributions  paid to Class A and Class Y shares will generally be  higher  than  dividends  for Class B,  Class C and  Class N shares,  which normally have higher  expenses  than Class A and Class Y shares.  The Fund has no fixed dividend rate and cannot  guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, specify on your application how you want to receive your dividends and distributions. You have four options:
Reinvest All Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the
      Fund.
Reinvest Dividends or Capital Gains. You can elect to reinvest some distributions (dividends, short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of distributions by check or having them sent to your bank account through
      AccountLink.
Receive All Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.
Reinvest Your Distributions in Another OppenheimerFunds Account. You can
      reinvest all distributions in the same class of shares of another
      OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Every year the Fund will send you and the IRS a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends each year to qualify as a "regulated investment company" under the Internal Revenue Code, but reserves the right not to qualify. It qualified during its last fiscal year. The Fund, as a regulated investment company, will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.
Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.
Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

      This  information  is only a  summary  of  certain  federal  income  tax information  about your  investment.  You should consult with your tax advisor about  the  effect  of an  investment  in the  Fund  on  your  particular  tax situation.

Financial Highlights

The Financial Highlights Table is presented to help you understand the Fund's financial performance for the past five fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by KPMG LLP, the Fund's independent registered public accounting firm, whose report, along with the
Fund's financial statements, is included in the Statement of Additional
Information, which is available upon request.
FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

CLASS A    YEAR ENDED OCTOBER 31,               2004         2003         2002         2001           2000
------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.97     $  11.43     $  14.42     $  30.41     $    19.88
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                    (.17)        (.12)        (.13)        (.02)           .04
Net realized and unrealized gain (loss)         1.24         2.66        (2.86)      (15.97)         10.49
                                            ----------------------------------------------------------------
Total from investment operations                1.07         2.54        (2.99)      (15.99)         10.53
------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  15.04     $  13.97     $  11.43     $  14.42     $    30.41
                                            ================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              7.66%       22.22%      (20.74)%     (52.58)%        52.97%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $504,292     $430,514     $351,983     $532,338     $1,055,967
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $457,926     $366,050     $460,797     $718,814     $  728,168
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                   (1.05)%      (1.01)%      (1.06)%      (0.09)%         0.28%
Total expenses                                  1.42%        1.61%        1.68%        1.33%          1.16%
Expenses after payments and waivers
and reduction to custodian expenses             1.33%        1.32%        1.47%        1.32%           N/A 3
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%            23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 27 | OPPENHEIMER MIDCAP FUND FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,              2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.37     $  11.02     $  14.02     $  29.79     $  19.62
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.30)        (.23)        (.30)        (.15)        (.07)
Net realized and unrealized gain (loss)         1.22         2.58        (2.70)      (15.62)       10.24
                                            ---------------------------------------------------------------
Total from investment operations                 .92         2.35        (3.00)      (15.77)       10.17
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.29     $  13.37     $  11.02     $  14.02     $  29.79
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              6.88%       21.33%      (21.40)%     (52.94)%      51.83%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $312,315     $327,880     $291,397     $438,962     $874,830
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $316,748     $291,209     $385,917     $592,096     $594,390
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                            (1.83)%      (1.75)%      (1.85)%      (0.84)%      (0.48)%
Total expenses                                  2.30%        2.51%        2.48%        2.08%        1.91%
Expenses after payments and waivers
and reduction to custodian expenses             2.12%        2.06%        2.27%        2.07%          N/A 3
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%          23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 28 | OPPENHEIMER MIDCAP FUND

CLASS C     YEAR ENDED OCTOBER 31,              2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $  13.37     $  11.02     $  14.02     $  29.78     $  19.60
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.25)        (.20)        (.30)        (.15)        (.07)
Net realized and unrealized gain (loss)         1.17         2.55        (2.70)      (15.61)       10.25
                                            ---------------------------------------------------------------
Total from investment operations                 .92         2.35        (3.00)      (15.76)       10.18
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.29     $  13.37     $  11.02     $  14.02     $  29.78
                                            ================================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              6.88%       21.33%      (21.40)%     (52.92)%      51.94%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $110,018     $103,271     $ 83,351     $128,230     $247,566
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $105,285     $ 87,528     $112,436     $170,129     $161,221
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                            (1.81)%      (1.77)%      (1.84)%      (0.85)%      (0.48)%
Total expenses                                  2.26%        2.49%        2.47%        2.08%        1.91%
Expenses after payments and waivers
and reduction to custodian expenses             2.10%        2.08%        2.26%        2.07%         N/A 3
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%          23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 29 | OPPENHEIMER MIDCAP FUND FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS N    YEAR ENDED OCTOBER 31,              2004        2003        2002      2001 1
-----------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.87     $ 11.38     $ 14.40     $ 19.54
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.18)       (.17)       (.14)       (.05)
Net realized and unrealized gain (loss)        1.21        2.66       (2.88)      (5.09)
                                            ---------------------------------------------
Total from investment operations               1.03        2.49       (3.02)      (5.14)
-----------------------------------------------------------------------------------------
Net asset value, end of period              $ 14.90     $ 13.87     $ 11.38     $ 14.40
                                            =============================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             7.43%      21.88%     (20.97)%    (26.31)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $22,488     $16,606     $ 8,846     $ 2,268
-----------------------------------------------------------------------------------------
Average net assets (in thousands)           $18,969     $11,846     $ 6,576     $ 1,250
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                           (1.28)%     (1.34)%     (1.28)%     (0.94)%
Total expenses                                 1.80%       1.86%       1.87%       1.73%
Expenses after payments and waivers
and reduction to custodian expenses            1.57%       1.64%       1.66%       1.72%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                         114%         76%         51%         84%
1. For the period from March 1, 2001 (inception of offering) to October 31, 2001. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 30 | OPPENHEIMER MIDCAP FUND

CLASS Y    YEAR ENDED OCTOBER 31,              2004        2003          2002        2001     2000
----------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 14.35     $ 11.71       $ 14.69     $ 30.86   $20.07
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.13)       (.19)         (.08)       (.08)    (.02)
Net realized and unrealized gain (loss)        1.29        2.83         (2.90)     (16.09)    10.81
                                            --------------------------------------------------------
Total from investment operations               1.16        2.64         (2.98)     (16.17)    10.79
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 15.51     $ 14.35       $ 11.71     $ 14.69    $30.86
                                            =========================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1             8.08%      22.55%       (20.29)%    (52.40)%   53.76%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $23,785     $17,171       $ 7,419     $ 4,759    $  115
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $19,540     $11,928       $ 6,449     $ 2,720    $   33
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                  (0.69)%     (0.80)%       (0.39)%     (0.12)%   0.60%
Total expenses                                 0.98%       1.11%         0.83%       1.07%    0.74%
Expenses after payments and waivers
and reduction to custodian expenses             N/A 3       N/A 3,4       N/A 3      1.02%     N/A 3
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                         114%         76%           51%         84%      23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. 4. Voluntary waiver of transfer agent fees less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

INFORMATION AND SERVICES

For More Information on Oppenheimer MidCap Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL.OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------

On the Internet:              You can request the documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download certain documents on the
                              OppenheimerFunds website at:
                              www.oppenheimerfunds.com
                              ------------------------

------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.
No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:                [logo]   OppenheimerFunds
Distributor, Inc.
The Fund's SEC File No. 811-08297
PR0745.001.0205
Printed on recycled paper

                          Appendix to Prospectus of
                           Oppenheimer MidCap Fund

      Graphic Material included in the Prospectus of Oppenheimer MidCap Fund:
"Annual Total Returns (Class A) (% as of 12/31 each year)":

      A bar chart will be included in the Prospectus of Oppenheimer MidCap
Fund (the "Fund") depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for each calendar year since the
Fund's inception, without deducting sales charges. Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer MidCap Fund
Ended                               Class A Shares
-----                               --------------

12/31/98                              29.76%
12/31/99                              94.87%
12/31/00                            -10.84%
12/31/01                            -34.13%
12/31/02                            -27.63%
12/31/03                              24.08%
12/31/04                              18.90%

--------

                                      1
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Oppenheimer MidCap Fund
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6801 South Tucson Way, Centennial, Colorado 80112-3924
1.800.225.5677

Statement of Additional Information dated February 28, 2005

      This  Statement of  Additional  Information  is not a  Prospectus.  This
document  contains  additional  information  about  the Fund  and  supplements information  in the  Prospectus  dated  February 28,  2005.  It should be read together with the Prospectus.  You can obtain the Prospectus by writing to the
Fund's Transfer Agent,  OppenheimerFunds  Services,  at P.O. Box 5270, Denver,
Colorado  80217,  or by calling the  Transfer  Agent at the  toll-free  number shown above, or by downloading it from the  OppenheimerFunds  Internet website at www.oppenheimerfunds.com.

Contents
                                                                        Page
About the Fund

Additional Information About the Fund's Investment Policies and Risks..
    The Fund's Investment Policies.....................................
    Other Investment Techniques and Strategies.........................
    Investment Restrictions............................................
    Disclosure of Portfolio Holdings ..................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Board of Trustees and Oversight Committees.........................
    Trustees and Officers of the Fund..................................
    The Manager........................................................

Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund

Independent Registered Public Accounting Firm's Report.................
Financial Statements...................................................

Appendix A: Industry Classifications................................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

------------------------------------------------------------------------------

ABOUT THE FUND
------------------------------------------------------------------------------

Additional Information About the Fund's Investment Policies and Risks

      The  investment  objective,  the principal  investment  policies and the main risks of the Fund are  described  in the  Prospectus.  This  Statement of
Additional Information contains supplemental  information about those policies and risks and the types of  securities  that the  Fund's  investment  adviser,
OppenheimerFunds,  Inc., (the  "Manager") can select for the Fund.  Additional information  is also provided  about the  strategies  that the Fund may use to try to achieve its objective.

The Fund's  Investment  Policies.  The composition of the Fund's portfolio and the techniques and strategies that the Manager may use in selecting  portfolio securities  will vary over time.  The Fund is not  required  to use all of the investment  techniques and strategies  described below at all times in seeking its  objective.  It may use  some of the  special  investment  techniques  and strategies at some times or not at all.

      |X| Cyclical  Opportunities.  The Fund might also seek to take advantage of changes in the business  cycle by investing in companies that are sensitive to those  changes if the  Manager  believes  they have growth  potential.  For example,  when the economy is  expanding,  companies in the consumer  durables
and   technology   sectors   might   benefit   and  offer   long-term   growth
opportunities.  Other cyclical industries include insurance,  for example. The fund  focuses on  seeking  growth  over the long term,  but could seek to take
tactical   advantage  of  short-term  market  movements  or  events  affecting particular issuers or industries.

      |X| Investments in Equity  Securities.  The Fund focuses its investments in equity  securities of mid-cap growth companies.  Equity securities  include
common  stocks,   preferred  stocks,  rights  and  warrants,   and  securities
convertible into common stock. The Fund's  investments will primarily  include stocks of  companies  having a market  capitalization  between $2 billion  and
$11.5  billion,  generally  measured  at the  time of the  Fund's  investment.
However,  the Fund is not required to sell securities of an issuer it holds if the issuer's capitalization exceeds $11.5 billion.

      At times,  in the  Manager's  view,  the  market  may favor or  disfavor
securities  of  issuers  of  a  particular   capitalization  range.  Therefore
although the Fund normally invests, as a non-fundamental  policy, at least 80%
of its net assets (plus  borrowings for investment  purposes) of its assets in equity  securities of mid-cap  issuers,  the Fund may change the proportion of its equity  investments  in  securities  of different  capitalization  ranges, based upon the Manager's  judgment of where the best market  opportunities are to seek the Fund's objective.

      Growth  companies might be providing new products or services that could enable them to capture a dominant or important market position.  They may have a special area of expertise or the  capability to take advantage of changes in demographic  factors in a more  profitable way than larger,  more  established companies.

      Growth  companies  tend to  retain a large  part of their  earnings  for research,  development or investment in capital assets. Therefore, they do not tend to emphasize  paying  dividends,  and may not pay any  dividends for some time. They are selected for the Fund's portfolio  because the Manager believes the price of the stock will increase over the long term.
      Current income is not a criterion used to select  portfolio  securities.
However,  certain debt securities may be selected for the Fund's portfolio for defensive  purposes  (including debt securities that the Manager  believes may offer some opportunities for capital appreciation when stocks are disfavored).

      In  general,  securities  of mid-cap  issuers  may be subject to greater
price   volatility  in  general  than   securities  of  large-cap   companies.
Therefore,   to  the  degree   that  the  Fund  has   investments   in  medium
capitalization  companies  at times of market  volatility,  the  Fund's  share price may fluctuate more than funds holding large cap securities.

            |_|  Over-the-Counter  Securities.  Mid-cap  growth  companies may offer  greater  opportunities  for capital  appreciation  than  securities  of large, more established  companies.  However,  securities of mid-cap companies also involve  greater risks than  securities of larger  companies.  Securities
of   mid-cap   issuers   may  trade  on   securities   exchanges   or  in  the
over-the-counter  market.  The  over-the-counter  markets,  both in the United
States and abroad,  may have less liquidity than  securities  exchanges.  That lack of  liquidity  can  affect  the price the Fund is able to obtain  when it wants to sell a  security,  because if there are fewer  buyers and less demand for a  particular  security,  the  Fund  might  not be  able  to sell it at an acceptable  price or might have to reduce the price in order to dispose of the security.

      In the  United  States,  the  principal  over-the-counter  market is the
NASDAQ Stock Market,  Inc., which is regulated by the National  Association of
Securities  Dealers,  Inc. It consists of an electronic  quotation  system for certain securities,  and a security must have at least two market makers to be included  in  NASDAQ.  Other  over-the-counter  markets  exist  in the  United
States,  as well as those  abroad,  wherever  a dealer  is  willing  to make a market in a particular security.

            |_|  Convertible  Securities.   Convertible  securities  are  debt
securities  that are convertible  into an issuer's  common stock.  Convertible securities  rank senior to common stock in a corporation's  capital  structure and  therefore  are  subject  to less  risk than  common  stock in case of the issuer's bankruptcy or liquidation.

            The  value  of  a  convertible  security  is  a  function  of  its
"investment  value"  and  its  "conversion  value."  If the  investment  value exceeds  the  conversion  value,  the  security  will  behave more like a debt security,  and the security's  price will likely  increase when interest rates fall and decrease when interest  rates rise. If the  conversion  value exceeds the investment  value,  the security will behave more like an equity security:
it will  likely sell at a premium  over its  conversion  value,  and its price will tend to fluctuate directly with the price of the underlying security.

            While convertible  securities are a form of debt security, in many cases their conversion  feature (allowing  conversion into equity  securities)
causes  them to be regarded  more as "equity  equivalents."  As a result,  the credit  rating  assigned  to the  security  has less  impact on the  Manager's investment  decision with respect to convertible  securities  than in the case of non-convertible  fixed-income securities.  To determine whether convertible securities  should be  regarded  as  "equity  equivalents,"  the  Manager  may examine the following factors:

(1)   whether, at the option of the investor,  the convertible security can be exchanged  for a fixed  number of shares of common stock of the issuer,
(2)   whether  the  issuer of the  convertible  securities  has  restated  its earnings  per share of common  stock on a fully  diluted  basis
               (considering  the  effect  of  conversion  of  the  convertible securities), and
(3)   the extent to which the convertible  security may be a defensive "equity substitute,"  providing  the  ability  to  participate  in  any appreciation in the price of the issuer's common stock.

            |_| Preferred Stock.  Preferred stock,  unlike common stock, has a stated  dividend  rate  payable  from the  corporation's  earnings.  Preferred stock  dividends may be cumulative or  non-cumulative.  "Cumulative"  dividend provisions  require  all or a portion  of prior  unpaid  dividends  to be paid before  dividends can be paid on the issuer's  common stock.  Preferred  stock may be  "participating"  stock,  which  means  that  it may be  entitled  to a dividend exceeding the stated dividend in certain cases.

            If interest  rates rise,  the fixed  dividend on preferred  stocks may be less  attractive,  causing  the price of  preferred  stocks to decline.
Preferred  stock  may  have  mandatory  sinking  fund  provisions,  as well as provisions  allowing  calls or redemptions  prior to maturity,  which can also have a negative impact on prices when interest rates decline.  Preferred stock generally  has a  preference  over  common  stock  on  the  distribution  of a corporation's  assets  in the event of  liquidation  of the  corporation.  The rights of preferred stock on  distribution  of a  corporation's  assets in the event of a liquidation  are  generally  subordinate  to the rights  associated with a corporation's debt securities.

      |_| Credit  Risk.  Convertible  securities  are subject to credit  risk.
Credit risk  relates to the  ability of the issuer of a debt to make  interest or  principal  payments  on the  security  as they  become  due. If the issuer fails to pay  interest,  the Fund's  income  may be reduced  and if the issuer fails to repay principal,  the value of that bond and of the Fund's shares may be  reduced.  The  Manager  may  rely to some  extent  on  credit  ratings  by nationally-recognized  ratings  agencies  in  evaluating  the  credit  risk of securities  selected  for  the  Fund's  portfolio.  It may  also  use  its own research  and  analysis.  Many  factors  affect an  issuer's  ability  to make timely  payments,  and the credit  risks of a  particular  security may change
over  time.  The  Fund  may  invest  in   higher-yielding   lower-grade   debt
securities (that is,  securities below investment  grade),  which have special risks.  Those are securities  rated below the four highest  rating  categories of Standard & Poor's Rating Service  (Standard & Poor's") or Moody's Investors
Service,  Inc.,  ("Moody's") or equivalent ratings of other rating agencies or ratings assigned to a security by the Manager.

      |_|  Special  Risks  of  Lower-Grade   Securities.   "Lower-grade"  debt
securities  are those rated below  "investment  grade" which means they have a rating  lower than "Baa" by Moody's or lower than "BBB" by  Standard & Poor's, or similar  ratings by other rating  organizations.  If they are unrated,  and are determined by the Manager to be of comparable  quality to debt  securities rated  below  investment  grade,  they  are  included  in  limitation  on  the
percentage  of  the  Fund's  assets  that  can  be  invested  in   lower-grade
securities.

      Among the special credit risks of lower-grade  securities is the greater risk that the  issuer may  default on its  obligation  to pay  interest  or to
repay  principal  than  in  the  case  of  investment-grade   securities.  The
issuer's low  creditworthiness  may increase the potential for insolvency.  An overall  decline in values in the  high-yield  bond market is also more likely during a period of general  economic  downturn.  An  economic  downturn  or an increase in interest  rates could  severely  disrupt the market for high-yield bonds,  adversely  affecting  the values of  outstanding  bonds as well as the ability  of  issuers  to pay  interest  or  repay  principal.  In the  case of foreign  high-yield bonds,  these risks are in addition to the special risk of foreign  investing  discussed  in the  Prospectus  and in  this  Statement  of
Additional  Information.  To the  extent  they can be  converted  into  stock, convertible  securities  may be  less  subject  to some of  these  risks  than non-convertible  high-yield  bonds,  since  stock may be more  liquid and less affected by some of these risk factors.

    While  securities  rated "Baa" by Moody's or "BBB" by Standard  and Poor's are  investment-grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics.

       Interest  Rate Risks.  In addition to credit  risks,  convertible  debt securities  are  subject to changes in value when  prevailing  interest  rates change.  When prevailing  interest rates fall, the values of outstanding  debt securities  generally  rise,  and the bonds may sell for more than  their face amount.  When prevailing  interest rates rise, the values of outstanding  debt securities  generally decline, and the bonds may sell at a discount from their face amount.  The  magnitude of these price  changes is generally  greater for bonds with longer  maturities.  Therefore,  when the  average  maturity of the
Fund's debt  securities  is longer,  its share price may  fluctuate  more when interest rates change.

      Rights and  Warrants.  The Fund can invest up to 5% of its net assets in warrants or rights.  That 5% limitation  does not apply to warrants and rights the Fund has acquired as part of units of  securities  or that are attached to other  securities  that the Fund  buys.  Warrants  basically  are  options  to purchase  equity  securities at specific prices valid for a specific period of time.  Their  prices do not  necessarily  move  parallel  to the prices of the underlying  securities.  Rights are similar to warrants,  but normally  have a
short   duration   and  are   distributed   directly  by  the  issuer  to  its
shareholders.   Rights  and  warrants  have  no  voting  rights,   receive  no
dividends and have no rights with respect to the assets of the issuer.

      |X|  Portfolio  Turnover.  "Portfolio  turnover"  describes  the rate at which  the Fund  traded  its  portfolio  securities  during  its  last  fiscal period.  For example,  if a fund sold all of its  securities  during the year, its  portfolio  turnover  rate  would have been  100%.  The  Fund's  portfolio turnover rate will  fluctuate from year to year. The Fund may have a portfolio turnover rate of more than 100% annually.

      Increased  portfolio  turnover  creates higher brokerage and transaction costs for the Fund,  which can reduce its overall  performance.  Additionally, the realization of capital gains from selling portfolio  securities may result in distributions  of taxable  long-term  capital gains to shareholders,  since the Fund will  normally  distribute  all of its capital  gains  realized  each year, to avoid excise taxes under the Internal Revenue Code.

Other  Investment  Techniques and  Strategies.  In seeking its objective,  the
Fund  from  time  to time  can use the  types  of  investment  strategies  and investments  described  below.  It  is  not  required  to  use  all  of  these strategies at all times, and at times may not use them.

      |X| Foreign  Securities.  "Foreign  securities"  include equity and debt securities of companies  organized  under the laws of countries other than the
United States and debt  securities of foreign  governments  that are traded on foreign securities exchanges or in foreign over-the-counter  markets. The Fund can purchase  equity and debt  securities  (which may be  denominated  in U.S.
dollars or non-U.S.  currencies) issued by foreign  corporations,  or that are issued or guaranteed by certain  supranational  entities (described below), or foreign  governments  or their  agencies or  instrumentalities.  These include securities  issued by U.S.  corporations  denominated in non-U.S.  currencies.
In  normal  market  conditions  the Fund does not  expect to hold  significant amounts of foreign debt securities.

      Securities  of  foreign   issuers  that  are   represented  by  American
Depository  Receipts  or that are  listed  on a U.S.  securities  exchange  or traded  in the  U.S.  over-the-counter  markets  are not  considered  "foreign securities"  for the  purpose of the Fund's  investment  allocations.  That is because they are not subject to some of the special  considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign  securities offers potential benefits not available from  investing  solely in  securities of domestic  issuers.  They include the opportunity  to  invest  in  foreign  issuers  that  appear  to  offer  growth potential,  or in foreign  countries with economic policies or business cycles different  from  those of the U.S.,  or to reduce  fluctuations  in  portfolio value by taking  advantage  of  foreign  stock  markets  that do not move in a manner parallel to U.S.  markets.  The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

            Risks of Foreign  Investing.  Investments  in  foreign  securities may  offer  special  opportunities  for  investing  but also  present  special additional risks and considerations not typically  associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;

o     fluctuation in value of foreign  investments  due to changes in currency rates,  currency  devaluation or currency  control  regulations  (for example, currency blockage);

o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform  accounting,  auditing and financial reporting standards in foreign  countries  comparable  to those  applicable  to  domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater  volatility  and less  liquidity on foreign  markets than in the
         U.S.;
o     less  governmental  regulation of foreign  issuers,  stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased  risks of delays in  settlement of portfolio  transactions  or loss of certificates for portfolio securities;
o     possibilities   in  some   countries  of   expropriation,   confiscatory
         taxation,  political,  financial  or social  instability  or  adverse diplomatic developments; and

o     unfavorable differences between the U.S. economy and foreign economies.
o     foreign exchange contracts
o     foreign withholding taxes on interest and dividends

      In  the  past,  U.S.   government   policies  have  discouraged  certain
investments abroad by U.S. investors,  through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|X|   Passive Foreign  Investment  Companies.  Some securities of corporations domiciled  outside the U.S.  which the Fund may  purchase,  may be  considered passive foreign investment  companies ("PFICs") under U.S. tax laws. PFICs are those foreign  corporations which generate primarily passive income. They tend to be growth companies or "start-up"  companies.  For federal tax purposes,  a corporation  is  deemed  a PFIC if 75% or more  of the  foreign  corporation's gross  income of the income  year is  passive  income or if 50% or more of its assets are assets that produce or are held to produce passive income.  Passive income is  further  defined as any income to be  considered  foreign  personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing  in PFICs  involves  the risks  associated  with  investing in foreign  securities,  as  described  above.  There are also the risks that the
Fund may not realize  that a foreign  corporation  it invests in is a PFIC for federal  tax  purposes.  Federal  tax laws  impose  severe tax  penalties  for failure to properly report  investment income from PFICs.  Following  industry standards,  the Fund makes every effort to ensure  compliance with federal tax reporting of these  investments.  PFICs are considered  foreign securities for the purposes of the Fund's minimum  percentage  requirements or limitations of investing in foreign securities.

      Subject to the limits  under the  Investment  Company  Act, the Fund may also invest in foreign  mutual funds which are also deemed PFICs (since nearly all of the income of a mutual fund is generally passive income).  Investing in these types of PFICs may allow  exposure  to various  countries  because  some foreign  countries  limit, or prohibit,  all direct foreign  investment in the securities of companies domicile therein.

      In addition to bearing their  proportionate  share of a fund's  expenses
(management fees and operating  expenses),  shareholders  will also indirectly bear  similar  expenses of such  entities.  Additional  risks of  investing in other  investment  companies are described  below under  "Investment  in Other
Investment Companies."

      Special  Risks of Emerging  Markets.  Emerging  and  developing  markets abroad may also offer  special  opportunities  for growth  investing  but have greater risks than more developed  foreign  markets,  such as those in Europe,
Canada,  Australia, New Zealand and Japan. There may be even less liquidity in
their  securities   markets,   and  settlements  of  purchases  and  sales  of
securities  may be subject to additional  delays.  They are subject to greater risks of  limitations  on the  repatriation  of income and profits  because of currency  restrictions imposed by local governments.  Those countries may also be subject to the risk of greater  political and economic  instability,  which can greatly affect the volatility of prices of securities in those countries.

      |X|  Investing in Small,  Unseasoned  Companies.  The Fund can invest in securities  of small,  unseasoned  companies.  These are  companies  that have been in operation for less than three (3) years,  including the  operations of any  predecessors.  Securities of these companies may be subject to volatility in their prices.  They may have a limited trading market,  which may adversely affect  the  Fund's  ability  to  dispose of them and can reduce the price the
Fund might be able to obtain  for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might  trade  the  security  when the Fund is  attempting  to  dispose  of its holdings of that  security.  In that case the Fund might receive a lower price
for  its  holdings   than  might   otherwise  be  obtained.   These  are  more
speculative securities and can increase the Fund's overall portfolio risks.

      |X| Repurchase  Agreements.  The Fund can acquire  securities subject to repurchase agreements.  It might do so
o     for liquidity  purposes to meet anticipated  redemptions of Fund shares,
            or
o     pending the investment of the proceeds from sales of Fund shares, or
o     pending the settlement of portfolio securities transactions, or
o     for temporary defensive purposes, as described below.

      In a  repurchase  transaction,  the  Fund  buys  a  security  from,  and
simultaneously   resells  it  to,  an  approved  vendor  for  delivery  on  an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Manager from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Fund's limits on holding  illiquid  investments.  The Fund will not enter into a  repurchase  agreement  that  causes more than 15% of its net assets to be subject to repurchase  agreements  having a maturity beyond seven
(7) days.  There is no limit on the amount of the  Fund's net assets  that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase  agreements,  considered "loans" under the Investment Company
Act  of  1940  (the  "Investment  Company  Act"),  are  collateralized  by the underlying  security.  The Fund's  repurchase  agreements  require that at all times  while  the  repurchase  agreement  is  in  effect,  the  value  of  the collateral  must equal or exceed the repurchase  price to fully  collateralize the  repayment  obligation.  However,  if the  vendor  fails to pay the resale price on the  delivery  date,  the Fund may incur  costs in  disposing  of the collateral and may  experience  losses if there is any delay in its ability to do so. The Manager  will  monitor  the  vendor's  creditworthiness  to confirm that the  vendor  is  financially  sound  and will  continuously  monitor  the collateral's value.

      Pursuant to an  Exemptive  Order issued by the  Securities  and Exchange
Commission  (the  "SEC"),  the Fund,  along  with  other  affiliated  entities managed by the Manager,  may transfer  uninvested  cash  balances  into one or more joint  repurchase  accounts.  These  balances are invested in one or more repurchase agreements, secured by U.S. government securities.  Securities that are pledged as collateral  for  repurchase  agreements are held by a custodian bank until the agreements mature. Each joint repurchase  arrangement  requires that the market value of the  collateral be  sufficient  to cover  payments of interest and  principal;  however,  in the event of default by the other party to the agreement,  retention or sale of the collateral may be subject to legal proceedings.

      |X|  Illiquid  and  Restricted   Securities.   Under  the  policies  and
procedures   established  by  the  Fund's  Board  of  Trustees,   the  Manager
determines the liquidity of certain of the Fund's  investments.  To enable the
Fund to sell its holdings of a restricted  security not  registered  under the applicable  securities laws, the Fund may have to cause those securities to be
registered.   The  expenses  of  registering   restricted  securities  may  be
negotiated  by the  Fund  with  the  issuer  at the  time  the  Fund  buys the securities.  When the Fund must arrange  registration  because the Fund wishes to sell the security,  a  considerable  period may elapse between the time the decision is made to sell the security and the time the security is  registered so that the Fund could sell it. The Fund would bear the risks of any  downward price fluctuation during that period.

      The  Fund  can  also  acquire  restricted   securities  through  private
placements.  Those  securities have  contractual  restrictions on their public resale.  Those  restrictions  might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The  Fund  has  limitations   that  apply  to  purchases  of  restricted
securities,  as stated in the Prospectus.  Those  percentage  restrictions are not fundamental  policies and do not limit purchases of restricted  securities that are eligible for sale to qualified  institutional  purchasers  under Rule
144A of the Securities Act of 1933, if those  securities  have been determined to be liquid by the Manager under Board-approved guidelines.  Those guidelines
take  into  account  the  trading   activity  for  such   securities  and  the
availability of reliable pricing  information,  among other factors.  If there is a lack of trading  interest in a particular Rule 144A security,  the Fund's holdings  of  that  security  may  be  considered  to  be  illiquid.  Illiquid securities include repurchase agreements maturing in more than seven days.

      |X|  Loans  of  Portfolio  Securities.   To  raise  cash  for  liquidity
purposes,  the Fund can lend its portfolio securities to brokers,  dealers and other  types  of  financial  institutions  approved  by the  Fund's  Board  of
Trustees.  These  loans are  limited  to not more than 25% of the value of the
Fund's total  assets.  The Fund  currently  does not intend to engage in loans of securities,  but if it does so, such loans will not likely exceed 5% of the
Fund's total assets.

      There are some risks in connection  with  securities  lending.  The Fund might experience a delay in receiving additional  collateral to secure a loan, or a delay in  recovery of the loaned  securities  if the  borrower  defaults.
The  Fund  must  receive  collateral  for a  loan.  Under  current  applicable regulatory  requirements  (which are subject to change),  on each business day the  loan  collateral  must be at  least  equal  to the  value  of the  loaned securities.  It must consist of cash,  bank letters of credit,  securities  of the U.S.  government  or its  agencies  or  instrumentalities,  or other  cash equivalents  in which the Fund is permitted  to invest.  To be  acceptable  as collateral,  letters of credit must obligate a bank to pay amounts demanded by the Fund if the  demand  meets  the  terms  of the  letter.  The  terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it  lends  securities,  the  Fund  receives  amounts  equal  to the dividends or interest on loaned  securities.  It also  receives one or more of
(a) negotiated loan fees, (b) interest on securities  used as collateral,  and
(c)  interest  on any  short-term  debt  securities  purchased  with such loan collateral.  Either type of  interest  may be shared  with the  borrower.  The
Fund may also pay reasonable  finder's,  custodian and administrative  fees in connection  with  these  loans.  The  terms  of the  Fund's  loans  must  meet applicable  tests under the Internal  Revenue Code and must permit the Fund to reacquire  loaned  securities  on five (5) days'  notice or in time to vote on any important matter.

      |X|  Borrowing  for  Leverage.  The Fund has the  ability  to borrow for leverage up to 10% of the value of its net assets  from banks on an  unsecured basis to invest the borrowed funds in portfolio  securities.  This speculative technique  is  known as  "leverage."  The Fund may  borrow  only  from  banks.
Currently,  under the  Investment  Company Act,  absent  exemptive  relief,  a mutual fund may borrow  only from banks and the  maximum  amount it may borrow is up to one-third of its total assets  (including  the amount  borrowed) less all liabilities  and  indebtedness  other than borrowing.  If the value of the
Fund's  assets fails to meet this 300% asset  coverage  requirement,  the Fund will reduce its bank debt  within  three days to meet the  requirement.  To do so,  the  Fund  might  have  to  sell  a  portion  of  its  investments  at  a disadvantageous time.

      The Fund will pay interest on these  loans,  and that  interest  expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow  for  leverage.  Additionally,  the  Fund's  net asset  value per share might  fluctuate  more than that of funds that do not borrow.  Currently,  the
Fund does not  contemplate  using this  technique,  but if it does so, it will not likely do so to a substantial degree.

      |X|  Derivatives.  The  Fund  can  invest  in a  variety  of  derivative investments to seek income for liquidity needs or for hedging  purposes.  Some derivative  investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.  However, the Fund does not use,  and  does  not  currently  contemplate  using,  derivatives  or  hedging instruments  to a  significant  degree  and is not  obligated  to use  them in seeking its objective.

      Some of the  derivative  investments  the  Fund  can use  include  "debt
exchangeable   for  common  stock"  of  an  issuer  or   "equity-linked   debt
securities"  of an issuer.  At maturity,  the debt  security is exchanged  for common  stock of the issuer or it is  payable in an amount  based on the price of the  issuer's  common  stock at the  time of  maturity.  Both  alternatives present a risk  that the  amount  payable  at  maturity  will be less than the principal  amount of the debt because the price of the  issuer's  common stock might not be as high as the Manager expected.

      |X| Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act that apply to those types of investments, and the following additional limitation: the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1)
of the Investment Company Act. For example, the Fund can invest in
Exchange-Traded Funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing  in another  investment  company  may  involve  the payment of substantial  premiums above the value of such investment  company's  portfolio securities  and is subject to limitations  under the  Investment  Company Act.
The Fund does not intend to invest in other  investment  companies  unless the
Manager  believes that the potential  benefits of the  investment  justify the payment of any premiums or sales  charges.  As a shareholder  of an investment company,  the Fund would be subject to its  ratable  share of that  investment company's expenses,  including its advisory and administration  expenses.  The
Fund does not anticipate  investing a substantial  amount of its net assets in shares of other investment companies.

      |X| Hedging.  Although the Fund does not  anticipate  the  extensive use of hedging  instruments,  the Fund can use them.  It is not  required to do so in seeking  its  objective.  To attempt to  protect  against  declines  in the market value of the Fund's portfolio,  to permit the Fund to retain unrealized gains in the value of  portfolio  securities  which  have  appreciated,  or to facilitate selling securities for investment reasons, the Fund could:

         sell futures contracts,

         buy puts on such futures or on securities, or

         write  covered  calls on  securities  or futures.  Covered  calls can also be used to seek  income,  but the Manager  does not expect to engage extensively in that practice.

      The Fund can use  hedging  to  establish  a position  in the  securities market as a temporary  substitute for  purchasing  particular  securities.  In that case the Fund would  normally  seek to purchase the  securities  and then terminate  that hedging  position.  The Fund might also use this type of hedge to attempt to protect  against the possibility  that its portfolio  securities would not be fully  included  in a rise in value of the  market.  To do so the
Fund could:

         buy futures, or
         buy calls on such futures or on securities.

      The Fund's  strategy of hedging with futures and options on futures will be incidental  to the Fund's  activities in the  underlying  cash market.  The particular  hedging  instruments  the Fund can use are  described  below.  The
Fund  may  employ  new  hedging  instruments  and  strategies  when  they  are developed,  if  those  investment  methods  are  consistent  with  the  Fund's
investment   objective  and  are  permissible  under  applicable   regulations
governing the Fund.

      Futures.  The Fund can buy and sell  futures  contracts  that  relate to
(1) stock  indices  (these are  referred to as "stock index  futures")  (2) an individual stock ("single stock futures"),  (3) foreign  currencies (these are referred to as "forward  contracts"),  and (4) commodities (these are referred to as "commodity futures").

      A  broadly-based  stock  index is used as the  basis for  trading  stock index  futures.  In some cases stock indices may be based on stocks of issuers in a  particular  industry  or  group of  industries.  A stock  index  assigns relative  values  to the  common  stocks  included  in the index and its value fluctuates  in response to the changes in value of the  underlying  stocks.  A stock index cannot be purchased or sold  directly.  These  contracts  obligate the seller to deliver,  and the  purchaser  to take cash to settle the futures obligation.  There is no delivery of the  underlying  securities to settle the obligation.

      A  single  stock  future  obligates  the  seller  to  deliver  (and  the purchaser to take) cash or a specified  equity  security to settle the futures transaction.  Either  party  could also enter into an  offsetting  contract to close out the position.  Single stock  futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

      The  Fund  can  invest a  portion  of its  assets  in  commodity  future contracts.  Commodity  futures may be based upon  commodities  within five (5)
main commodity  groups:  (1) energy,  which  includes crude oil,  natural gas, gasoline and heating oil; (2) livestock,  which includes  cattle and hogs; (3)
agriculture,  which includes wheat, corn, soybeans,  cotton, coffee, sugar and cocoa; (4) industrial metals,  which includes aluminum,  copper, lead, nickel, tin and zinc;  and (5) precious  metals,  which  includes  gold,  platinum and silver.  The Fund may purchase and sell commodity futures  contracts,  options on futures  contracts  and  options  and  futures on  commodity  indices  with respect to these five main  commodity  groups and the  individual  commodities within each group, as well as other types of commodities.

      A  single  stock  future  obligates  the  seller  to  deliver  (and  the purchaser to take) cash or a specified  equity  security to settle the futures transaction.  Either  party  could also enter into an  offsetting  contract to close out the position.  Single stock  futures trade on a very limited  number of exchanges, with contracts typically not fungible among the exchanges.

      No payment is paid or received by the Fund on the  purchase or sale of a future.  Upon entering into a futures  transaction,  the Fund will be required to deposit an initial  margin  payment  with the futures  commission  merchant
(the "futures  broker").  Initial  margin  payments will be deposited with the
Fund's  custodian bank in an account  registered in the futures broker's name.
However,  the  futures  broker  can gain  access to that  account  only  under specified  conditions.  As the future is marked to market  (that is, its value on the  Fund's  books is  changed)  to reflect  changes  in its market  value, subsequent  margin payments,  called variation  margin,  will be paid to or by the futures broker daily.

      At any time prior to  expiration  of the  future,  the Fund may elect to close out its position by taking an opposite  position,  at which time a final determination  of  variation  margin is made and any  additional  cash must be paid by or  released  to the  Fund.  Any  loss or gain on the  future  is then realized  by the Fund  for tax  purposes.  All  futures  transactions  (except forward  contracts) are effected  through a clearinghouse  associated with the exchange on which the contracts are traded.

            Put and Call  Options.  The Fund can buy and sell certain kinds of put options  ("puts")  and call options  ("calls").  The fund can buy and sell exchange-traded and over-the-counter  put and call options,  including options on indices, securities, currencies, commodities and futures.

            Writing  Covered Call Options.  The Fund can write (that is, sell)
covered  calls.  If the Fund sells a call  option,  it must be  covered.  That means the Fund must own the  security  subject  to the call  while the call is outstanding,  or,  for  certain  types of calls,  the call may be  covered  by segregating  liquid  assets to enable the Fund to satisfy its  obligations  if the call is  exercised.  Not more than 25% of the Fund's  total  assets may be subject to calls the Fund writes.

      When the Fund writes a call, it receives  cash (a premium).  In the case of a call on a security,  the Fund agrees to sell the underlying security to a purchaser of a corresponding  call on the same security during the call period at a fixed exercise  price  regardless of market price changes during the call period.  The call period is usually not more than nine  months.  The  exercise price may differ from the market price of the  underlying  security.  The Fund has the risk of loss that the price of the  underlying  security  may  decline during  the  call  period.  That  risk may be  offset  to some  extent  by the premium  the  Fund  receives.  If the  value of the  investment  does not rise above the call  price,  it is likely  that the call will lapse  without  being exercised.  In that  case  the  Fund  would  keep  the  cash  premium  and the investment.

      When the Fund writes a call on an index,  it receives  cash (a premium).
If the  buyer of the call  exercises  it,  the Fund will pay an amount of cash equal  to the  difference  between  the  closing  price  of the  call  and the exercise price,  multiplied by a specified  multiple that determines the total value  of  the  call  for  each  point  of  difference.  If the  value  of the underlying  investment  does not rise above the call  price it is likely  that the call will lapse  without  being  exercised.  In that case,  the Fund would keep the cash premium.

      The Fund's  custodian  bank, or a securities  depository  acting for the custodian  bank,  will act as the Fund's escrow agent,  through the facilities of the Options Clearing  Corporation  ("OCC"),  as to the investments on which the Fund has  written  calls  traded on  exchanges  or as to other  acceptable escrow  securities.  In  that  way,  no  margin  will  be  required  for  such transactions.  OCC  will  release  the  securities  on the  expiration  of the option or when the Fund enters into a closing transaction.

      To  terminate  its  obligation  on a call it has  written,  the Fund may purchase a corresponding  call in a "closing  purchase  transaction." The Fund will then  realize a profit or loss,  depending  upon  whether  the net of the amount of the option  transaction  costs and the premium  received on the call the Fund  wrote is more or less than the price of the call the Fund  purchases to  close  out the  transaction.  The Fund may  realize  a profit  if the call expires unexercised,  because the Fund will retain the underlying security and the  premium  it  received  when it  wrote  the  call.  Any such  profits  are considered  short-term  capital gains for federal income tax purposes,  as are the premiums on lapsed calls.  When  distributed  by the Fund they are taxable as ordinary income.  If the Fund cannot effect a closing purchase  transaction due to the lack of a  market,  it will  have to hold the  callable  securities until the call expires or is exercised.

            Writing  Uncovered  Call  Options on Futures  Contracts.  The Fund
may  also  write  calls on a  futures  contract  without  owning  the  futures contract or securities  deliverable under the contract.  To do so, at the time the  call  is  written,  the  Fund  must  cover  the  call by  segregating  an
equivalent   dollar  amount  of  liquid   assets.   The  Fund  will  segregate
additional  liquid  assets if the value of the  segregated  assets drops below
100%  of the  current  value  of  the  future.  Because  of  this  segregation requirement,  in no  circumstances  would the Fund's  receipt  of an  exercise notice as to that future  require the Fund to deliver a futures  contract.  It would simply put the Fund in a short futures  position,  which is permitted by the Fund's hedging policies.

            Writing  Put  Options.  The  Fund  can  sell  put  options.  A put option on a security  gives the  purchaser  the right to sell,  and the writer the  obligation to buy, the  underlying  security at the exercise price during the option  period.  The Fund will not write  puts if, as a result,  more than
50% of the  Fund's  net  assets  would  have to be  segregated  to  cover  put options.

      If the Fund sells a put option,  it must be covered by segregated liquid assets.  The premium the Fund receives from writing a put option  represents a profit,  as long as the price of the underlying  investment  remains above the exercise  price of the put.  However,  the Fund also  assumes  the  obligation during the option period to buy the  underlying  investment  from the buyer of the put at the  exercise  price,  even if the  value of the  investment  falls below the exercise price.  If the Fund writes a put that expires  unexercised, the  Fund  realizes  a gain in the  amount  of the  premium  less  transaction costs.  If the put is  exercised,  the Fund must  fulfill  its  obligation  to purchase the  underlying  investment  at the exercise  price.  That price will usually  exceed  the market  value of the  investment  at that  time.  In that case,  the Fund may incur a loss if it sells the underlying  investment.  That loss will be equal to the sum of the sale price of the  underlying  investment and  the  premium  received  minus  the  sum of the  exercise  price  and  any transaction costs incurred.

      When  writing a put option on a security,  to secure its  obligation  to pay for the  underlying  security the Fund will identify  liquid assets on its books  having a value  equal to or  greater  than  the  exercise  price of the underlying  security.  The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues,  it may be assigned an exercise  notice by the exchange or  broker-dealer  through  which the put was sold.  That  notice will  require  the Fund to  exchange  currency
(for a put  written on a  currency)  at the  specified  rate of exchange or to take  delivery of the  underlying  security  and pay the exercise  price.  The
Fund has no control  over when it may be required to purchase  the  underlying security,  since it may be assigned  an  exercise  notice at any time prior to the  termination of its  obligation as the writer of the put. That  obligation terminates  upon  expiration of the put. It may also  terminate if, before the
Fund  receives  an  exercise  notice,  the Fund  effects  a  closing  purchase transaction  by purchasing a put of the same series as it sold.  Once the Fund has been  assigned an exercise  notice,  it cannot  effect a closing  purchase transaction.

      The Fund may decide to effect a closing purchase  transaction to realize a profit  on an  outstanding  put  option it has  written  or to  prevent  the underlying  security from being put. Effecting a closing purchase  transaction will permit the Fund to write  another  put option on the  security or to sell the  security and use the proceeds  from the sale for other  investments.  The
Fund  will  realize  a profit  or loss  from a  closing  purchase  transaction depending  on  whether  the cost of the  transaction  is less or more than the premium  received  from writing the put option.  Any profits from writing puts are  considered  short-term  capital gains for federal tax purposes,  and when distributed by the Fund, are taxable as ordinary income.

            Purchasing  Calls  and  Puts.  The  Fund  can  purchase  calls  to
protect   against  the  possibility   that  the  Fund's   portfolio  will  not
participate in an anticipated  rise in the  securities  market.  When the Fund buys  a call  (other  than  in a  closing  purchase  transaction),  it  pays a premium.  The Fund then has the right to buy the underlying  investment from a seller of a corresponding  call on the same investment  during the call period at a fixed  exercise  price.  The Fund benefits only if it sells the call at a profit or if,  during  the call  period,  the market  price of the  underlying investment is above the sum of the call price plus the  transaction  costs and the premium  paid for the call and the Fund  exercises  the call.  If the Fund does not exercise  the call or sell it (whether or not at a profit),  the call will become  worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying  investment in its  portfolio.  When the Fund  purchases  a put,  it pays a  premium  and, except as to puts on indices, has the right to sell the underlying  investment to a seller of a put on a corresponding  investment during the put period at a fixed exercise price.

      Buying a put on an  investment  the Fund  does not own (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      Buying a put on  securities or futures the Fund owns enables the Fund to attempt to  protect  itself  during  the put  period  against a decline in the value of the  underlying  investment  below the exercise  price by selling the underlying  investment  at the exercise  price to a seller of a  corresponding put. If the market  price of the  underlying  investment  is equal to or above the exercise price and, as a result,  the put is not exercised or resold,  the put will become  worthless at its expiration  date. In that case the Fund will have paid the  premium but lost the right to sell the  underlying  investment.
However,  the Fund may sell the put prior to its expiration.  That sale may or may not be at a profit.

      Buying a put on an  investment  the Fund  does not own (such as an index or  future)  permits  the  Fund to  resell  the  put or to buy the  underlying investment  and sell it at the  exercise  price.  The  resale  price will vary inversely to the price of the  underlying  investment.  If the market price of the underlying  investment is above the exercise  price and, as a result,  the put is not exercised, the put will become worthless on its expiration date.

      When the Fund  purchases a call or put on an index or Future,  it pays a premium,  but  settlement is in cash rather than by delivery of the underlying investment  to the  Fund.  Gain or loss  depends  on  changes  in the index in question  (and thus on price  movements in the  securities  market  generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if,  after the  purchase,  the value of all call and put options  held by the Fund will not exceed 5% of the Fund's total assets.

            Buying and  Selling  Options on Foreign  Currencies.  The Fund can
buy and sell  calls and puts on  foreign  currencies.  They  include  puts and
calls  that  trade  on  a  securities  or  commodities   exchange  or  in  the
over-the-counter  markets  or are quoted by major  recognized  dealers in such options.  The Fund could use these  calls and puts to try to  protect  against declines  in the  dollar  value of foreign  securities  and  increases  in the dollar cost of foreign securities the Fund wants to acquire.

      If the  Manager  anticipates  a rise in the  dollar  value of a  foreign currency in which  securities  to be acquired are  denominated,  the increased cost of those  securities  may be  partially  offset  by  purchasing  calls or writing puts on that foreign  currency.  If the Manager  anticipates a decline in the dollar value of a foreign currency,  the decline in the dollar value of portfolio  securities  denominated in that currency might be partially  offset by writing calls or purchasing  puts on that foreign  currency.  However,  the currency rates could fluctuate in a direction  adverse to the Fund's position.
The Fund will then have  incurred  option  premium  payments  and  transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign  currency is  "covered"  if the Fund owns the underlying  foreign  currency  covered by the call or has an absolute and immediate right to acquire that foreign currency  without  additional cash consideration (or it can do so for additional cash  consideration  from liquid assets  identified  on the Fund's books upon  conversion  or exchange of other foreign currency held in its portfolio.

      The Fund  could  write a call on a foreign  currency  to provide a hedge against a decline in the U.S.  dollar value of a security  which the Fund owns or has  the  right  to  acquire  and  which  is  denominated  in the  currency underlying  the  option.  That  decline  might  be one that  occurs  due to an
expected   adverse  change  in  the  exchange   rate.   This  is  known  as  a
"cross-hedging"  strategy. In those circumstances,  the Fund covers the option by  identifying  liquid  assets  on its  books  having  a value  equal  to the aggregate amount of the Fund's commitment under such option position.

      Risks  of  Hedging  with  Options  and  Futures.   The  use  of  hedging
instruments  requires  special  skills and knowledge of investment  techniques that are different than what is required for normal portfolio  management.  If the  Manager  uses a hedging  instrument  at the wrong  time or judges  market conditions  incorrectly,  hedging strategies may reduce the Fund's return. The
Fund could also  experience  losses if the prices of its  futures  and options positions were not correlated with its other investments.

      The Fund's option  activities  could affect its portfolio  turnover rate and  brokerage  commissions.  The exercise of calls  written by the Fund might cause the Fund to sell  related  portfolio  securities,  thus  increasing  its turnover rate.  The exercise by the Fund of puts on securities  will cause the sale of underlying  investments,  increasing portfolio turnover.  Although the decision  whether to  exercise  a put it holds is within  the Fund's  control, holding  a put  might  cause  the Fund to sell  the  related  investments  for reasons that would not exist in the absence of the put.

      The Fund could pay a  brokerage  commission  each time it buys a call or put,  sells a call,  or buys or sells an  underlying  investment in connection with the  exercise of a call or put.  Those  commissions  could be higher on a relative  basis  than the  commissions  for direct  purchases  or sales of the underlying  investments.  Premiums  paid for  options are small in relation to the market value of the  underlying  investments.  Consequently,  put and call options  offer large amounts of leverage.  The leverage  offered by trading in options  could  result in the Fund's net asset value being more  sensitive  to changes in the value of the underlying investment.

      If a covered  call  written by the Fund is  exercised  on an  investment that has increased in value,  the Fund will be required to sell the investment at the  call  price.  It  will  not be  able  to  realize  any  profit  if the investment has increased in value above the call price.

      An option  position  may be closed  out only on a market  that  provides secondary  trading for options of the same  series,  and there is no assurance that a liquid  secondary  market  will exist for any  particular  option.  The
Fund might  experience  losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling  futures or purchasing puts on  broadly-based  indices or  futures  to  attempt  to  protect  against declines  in the value of the Fund's  portfolio  securities.  The risk is that the prices of the futures or the applicable  index will correlate  imperfectly with the  behavior of the cash prices of the Fund's  securities.  For example, it is possible  that while the Fund has used  hedging  instruments  in a short hedge,  the market may  advance  and the value of the  securities  held in the
Fund's  portfolio might decline.  If that occurred,  the Fund would lose money on the hedging  instruments  and also experience a decline in the value of its portfolio securities.  However, while this could occur for a very brief period or to a very small degree,  over time the value of a diversified  portfolio of securities  will tend to move in the same  direction as the indices upon which the hedging instruments are based.

      The risk of imperfect  correlation  increases as the  composition of the
Fund's  portfolio  diverges  from the  securities  included in the  applicable index.  To compensate for the imperfect  correlation of movements in the price of the  portfolio  securities  being hedged and  movements in the price of the hedging  instruments,  the Fund  might use  hedging  instruments  in a greater dollar amount than the dollar amount of portfolio  securities being hedged. It might  do so if the  historical  volatility  of the  prices  of the  portfolio securities  being  hedged  is  more  than  the  historical  volatility  of the applicable index.

      The ordinary  spreads between prices in the cash and futures markets are subject to  distortions,  due to  differences  in the nature of those markets.
First,  all  participants  in the futures market are subject to margin deposit and maintenance  requirements.  Rather than meeting  additional margin deposit
requirements,   investors  may  close  futures  contracts  through  offsetting transactions which could distort the normal relationship  between the cash and futures  markets.  Second,  the  liquidity  of the futures  market  depends on participants  entering  into  offsetting  transactions  rather  than making or taking delivery.  To the extent  participants decide to make or take delivery, liquidity in the futures market could be reduced,  thus producing  distortion.
Third, from the point of view of speculators,  the deposit requirements in the futures  market are less onerous than margin  requirements  in the  securities markets.  Therefore,  increased  participation  by  speculators in the futures market may cause temporary price distortions.

      The Fund can use  hedging  instruments  to  establish  a position in the securities  markets as a temporary  substitute  for the purchase of individual securities  (long  hedging) by buying  futures  and/or calls on such  futures, broadly-based  indices or on  securities.  It is  possible  that when the Fund does so the market might  decline.  If the Fund then  concludes  not to invest in securities  because of concerns  that the market might  decline  further or for other  reasons,  the Fund will  realize a loss on the hedging  instruments that is not offset by a reduction in the price of the securities purchased.

      Forward  Contracts.  Forward  contracts  are foreign  currency  exchange contracts.  They are used to buy or sell foreign  currency for future delivery at a fixed price.  The Fund uses them to "lock in" the U.S.  dollar price of a security  denominated in a foreign  currency that the Fund has bought or sold, or to protect  against  possible losses from changes in the relative values of the U.S.  dollar  and a foreign  currency.  The Fund  limits its  exposure  in foreign currency  exchange  contracts in a particular  foreign currency to the amount of its assets  denominated  in that  currency  or a  closely-correlated currency.  The  Fund  may  also use  "cross-hedging"  where  the  Fund  hedges against  changes in currencies  other than the currency in which a security it holds is denominated.

      Under a forward  contract,  one party  agrees to  purchase,  and another party agrees to sell, a specific  currency at a future date.  That date may be any  fixed  number of days from the date of the  contract  agreed  upon by the parties.  The  transaction  price is set at the time the  contract  is entered into. These contracts are traded in the inter-bank  market conducted  directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward  contracts to protect  against  uncertainty  in the level of future  exchange  rates.  The use of forward  contracts  does not eliminate the risk of fluctuations in the prices of the underlying  securities the Fund owns or intends to  acquire,  but it does fix a rate of  exchange  in advance.  Although  forward  contracts  may  reduce  the  risk of loss  from a decline in the value of the hedged  currency,  at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund  enters  into a  contract  for the  purchase  or sale of a security denominated in a foreign currency,  or when it anticipates  receiving dividend  payments in a foreign  currency,  the Fund might desire to "lock-in"
the U.S.  dollar price of the security or the U.S.  dollar  equivalent  of the dividend  payments.  To do so,  the Fund could  enter into a forward  contract for the  purchase  or sale of the amount of foreign  currency  involved in the underlying  transaction,  in a fixed  amount of U.S.  dollars  per unit of the foreign currency.  This is called a "transaction hedge." The transaction hedge will  protect the Fund  against a loss from an adverse  change in the currency exchange  rates  during the period  between the date on which the  security is purchased or sold or on which the payment is  declared,  and the date on which the payments are made or received.

      The Fund could also use  forward  contracts  to lock in the U.S.  dollar value of  portfolio  positions.  This is called a "position  hedge."  When the
Fund  believes  that  foreign  currency  might  suffer a  substantial  decline against the U.S.  dollar,  it could  enter into a forward  contract to sell an amount of that foreign currency  approximating the value of some or all of the
Fund's portfolio  securities  denominated in that foreign  currency.  When the
Fund believes that the U.S. dollar might suffer a substantial  decline against a  foreign  currency,  it could  enter  into a  forward  contract  to buy that foreign  currency for a fixed  dollar  amount.  Alternatively,  the Fund could enter into a forward  contract  to sell a  different  foreign  currency  for a fixed U.S.  dollar amount if the Fund  believes that the U.S.  dollar value of the foreign  currency to be sold  pursuant to its forward  contract  will fall whenever there is a decline in the U.S.  dollar value of the currency in which portfolio  securities  of the Fund are  denominated.  That is referred to as a
"cross hedge."

      The Fund will cover its short  positions  in these cases by  identifying liquid  assets on its books  having a value equal to the  aggregate  amount of the Fund's  commitment under forward  contracts.  The Fund will not enter into forward  contracts  or  maintain  a net  exposure  to  such  contracts  if the consummation  of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio  securities or other assets  denominated  in that  currency or another  currency  that is the subject of the hedge.

      However,  to avoid excess  transactions and transaction  costs, the Fund may  maintain a net  exposure to forward  contracts  in excess of the value of the  Fund's  portfolio  securities  or other  assets  denominated  in  foreign currencies if the excess amount is "covered" by liquid securities  denominated in any  currency.  The cover must be at least equal at all times to the amount of that  excess.  As one  alternative,  the Fund may  purchase  a call  option permitting  the Fund to purchase the amount of foreign  currency  being hedged by a forward  sale  contract at a price no higher  than the  forward  contract price. As another  alternative,  the Fund may purchase a put option permitting the Fund to sell the amount of foreign  currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise  matching of the amounts  under  forward  contracts  and the value of the securities  involved  generally will not be possible  because the future value of securities  denominated in foreign currencies will change as a consequence  of market  movements  between  the date the  forward  contract is entered into and the date it is sold.  In some cases the Manager  might decide to sell the  security  and deliver  foreign  currency  to settle the  original purchase  obligation.  If the market  value of the  security  is less than the amount of foreign  currency the Fund is  obligated to deliver,  the Fund might have to purchase  additional  foreign  currency on the "spot"  (that is, cash)
market to settle  the  security  trade.  If the market  value of the  security instead  exceeds  the  amount of foreign  currency  the Fund is  obligated  to deliver to settle the  trade,  the Fund might have to sell on the spot  market some of the foreign  currency  received upon the sale of the  security.  There will be additional transaction costs on the spot market in those cases.

      The  projection of  short-term  currency  market  movements is extremely difficult,  and the successful  execution of a short-term  hedging strategy is
highly  uncertain.   Forward  contracts  involve  the  risk  that  anticipated
currency  movements  will not be  accurately  predicted,  causing  the Fund to sustain losses on these  contracts and to pay additional  transactions  costs.
The  use  of  forward  contracts  in  this  manner  might  reduce  the  Fund's performance  if there  are  unanticipated  changes  in  currency  prices  to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward  contract  requiring  the Fund to sell a  currency,  the Fund might sell a portfolio  security  and use the sale proceeds to make delivery of the currency.  In the  alternative the Fund might retain the  security  and offset its  contractual  obligation  to deliver  the currency by  purchasing a second  contract.  Under that contract the Fund will obtain,  on the same maturity date, the same amount of the currency that it is obligated to deliver.  Similarly,  the Fund might close out a forward contract requiring  it to  purchase a  specified  currency  by  entering  into a second contract  entitling  it to sell the same  amount of the same  currency  on the maturity  date of the first  contract.  The Fund would  realize a gain or loss as a result of entering into such an offsetting  forward contract under either circumstance.  The  gain or loss  will  depend  on the  extent  to  which  the exchange  rate or rates  between the  currencies  involved  moved  between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of  engaging  in  forward  contracts  varies  with factors such as the  currencies  involved,  the length of the contract  period and the market  conditions  then  prevailing.  Because  forward  contracts are usually  entered into on a principal  basis,  no brokerage fees or commissions are  involved.  Because  these  contracts  are not traded on an exchange,  the
Fund must evaluate the credit and performance risk of the  counterparty  under each forward contract.

      Although the Fund values its assets daily in terms of U.S.  dollars,  it does not intend to  convert  its  holdings  of  foreign  currencies  into U.S.
dollars on a daily basis.  The Fund may convert foreign  currency from time to time,  and will  incur  costs in doing so.  Foreign  exchange  dealers  do not charge a fee for  conversion,  but they do seek to  realize a profit  based on the  difference  between  the  prices  at  which  they  buy and  sell  various currencies.  Thus,  a dealer  might  offer to sell a foreign  currency  to the
Fund at one  rate,  while  offering  a  lesser  rate of  exchange  if the Fund desires to resell that currency to the dealer.

      Regulatory  Aspects  of  Hedging  Instruments.  The  Commodities  Future
Trading  Commission (the "CFTC")  recently  eliminated  limitations on futures
trading  by  certain  regulated  entities  including   registered   investment
companies  and  consequently  registered  investment  companies  may engage in unlimited  futures  transactions  and options  thereon  provided that the Fund claims an exclusion from  regulation as a commodity  pool  operator.  The Fund has claimed such an exclusion from  registration  as a commodity pool operator under  the  Commodity  Exchange  Act  ("CEA").  The Fund may use  futures  and options for hedging and  non-hedging  purposes to the extent  consistent  with its investment  objective,  internal risk management guidelines adopted by the
Fund's  investment  advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's  prospectus or this  statement of additional information.

      Transactions   in  options  by  the  Fund  are  subject  to  limitations
established by the option  exchanges.  The exchanges  limit the maximum number of  options  that  may be  written  or held by a single  investor  or group of investors  acting in concert.  Those  limits apply  regardless  of whether the options were  written or  purchased on the same or different  exchanges or are held in one or more  accounts or through one or more  different  exchanges  or through one or more  brokers.  Thus,  the number of options  that the Fund may write or hold may be  affected by options  written or held by other  entities, including other  investment  companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's  advisor).  The  exchanges  also impose  position  limits on futures  transactions.  An exchange  may order the liquidation  of  positions  found to be in  violation  of those limits and may impose certain other sanctions.

      Under  interpretations  of staff members of the  Securities and Exchange
Commission  regarding  applicable  provisions of the  Investment  Company Act, when  the  Fund  purchases  a  future,  it  must  segregate  cash  or  readily marketable  short-term  debt  instruments  in an amount  equal to the purchase price of the future, less the margin deposit applicable to it.

      Tax Aspects of Certain Hedging  Instruments.  Certain  foreign  currency exchange  contracts in which the Fund may invest are treated as "Section  1256 contracts"  under the  Internal  Revenue  Code.  In  general,  gains or losses relating to Section 1256 contracts are  characterized as 60% long-term and 40%
short-term capital gains or losses under the Code.  However,  foreign currency gains  or  losses  arising  from  Section  1256  contracts  that  are  forward contracts  generally  are treated as  ordinary  income or loss.  In  addition,
Section  1256  contracts  held by the Fund at the end of each taxable year are
"marked-to-market,"  and unrealized gains or losses are treated as though they were realized.  These contracts also may be  marked-to-market  for purposes of determining the excise tax applicable to investment company  distributions and for other purposes  under rules  prescribed  pursuant to the Internal  Revenue
Code.  An election can be made by the Fund to exempt those  transactions  from this marked-to-market treatment.

      Certain   forward   contracts   the  Fund  enters  into  may  result  in
"straddles"  for federal  income tax purposes.  The straddle  rules may affect the  character  and  timing of gains  (or  losses)  recognized  by the Fund on straddle  positions.  Generally,  a loss  sustained  on the  disposition  of a position  making up a  straddle  is allowed  only to the extent  that the loss exceeds  any  unrecognized  gain in the  offsetting  positions  making  up the straddle.  Disallowed  loss is  generally  allowed at the point where there is no unrecognized  gain in the offsetting  positions making up the straddle,  or the offsetting position is disposed of.

      Under the  Internal  Revenue  Code,  the  following  gains or losses are treated as ordinary income or loss:
(1)   gains or losses  attributable  to  fluctuations  in exchange  rates that
         occur   between  the  time  the  Fund   accrues   interest  or  other
         receivables or accrues expenses or other  liabilities  denominated in a  foreign  currency  and the time the Fund  actually  collects  such receivables or pays such liabilities, and
(2)   gains or losses  attributable  to fluctuations in the value of a foreign
         currency   between  the  date  of  acquisition  of  a  debt  security denominated  in  a  foreign  currency  or  foreign  currency  forward contracts and the date of disposition.
      Currency  gains and losses are offset against market gains and losses on each  trade  before  determining  a net  "Section  988" gain or loss under the
Internal  Revenue  Code for that trade,  which may  increase  or decrease  the amount of the Fund's  investment  income  available  for  distribution  to its shareholders.

      |X|   Temporary   Defensive   and  Interim   Investments.   When  market
conditions are unstable,  or the Manager believes it is otherwise  appropriate to reduce  holdings  in  stocks,  the Fund can  invest  in a  variety  of debt
securities  for  defensive   purposes.   The  Fund  can  also  purchase  these
securities for liquidity  purposes to meet cash needs due to the redemption of
Fund shares,  or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund can buy:

         high-quality,  short-term money market  instruments,  including those issued by the U.S. Treasury or other government agencies,
o     commercial paper  (short-term,  unsecured,  promissory notes of domestic or foreign companies),
o     short-term debt obligations of corporate issuers,
         certificates  of deposit and  bankers'  acceptances  of domestic  and foreign banks and savings and loan associations, and
         repurchase agreements.

      Short-term debt  securities  would normally be selected for defensive or cash  management  purposes  because  they can normally be disposed of quickly, are not generally  subject to significant  fluctuations in principal value and their value will be less subject to interest rate risk than  longer-term  debt securities.

Investment Restrictions

      |X| What Are  "Fundamental  Policies?"  Fundamental  policies  are those policies  that the Fund has  adopted  to govern  its  investments  that can be changed  only by the vote of a  "majority"  of the Fund's  outstanding  voting securities.  Under the  Investment  Company Act, a "majority"  vote is defined as the vote of the holders of the lesser of:

      67% or  more  of  the  shares  present  or  represented  by  proxy  at a shareholder  meeting,  if  the  holders  of  more  than  50%  of  the outstanding shares are present or represented by proxy, or more than 50% of the outstanding shares.

      The Fund's investment  objective is a fundamental policy. Other policies described in the  Prospectus or this Statement of Additional  Information  are
"fundamental"  only if they  are  identified  as  such.  The  Fund's  Board of
Trustees can change  non-fundamental  policies without  shareholder  approval.
However,  significant  changes to  investment  policies  will be  described in supplements  or updates to the  Prospectus  or this  Statement  of  Additional
Information,  as appropriate.  The Fund's most significant investment policies are described in the Prospectus.

      |X| What are the Fund's Additional  Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund.

      The Fund cannot buy  securities  issued or  guaranteed by any one issuer if more than 5% of its total assets  would be invested in  securities of  that  issuer  or if it  would  then  own  more  than  10% of that issuer's voting  securities.  That restriction  applies to 75% of the
         Fund's total assets.  The limit does not apply to  securities  issued by the U.S. government or any of its agencies or instrumentalities.
      The Fund cannot  invest in physical  commodities  or physical  commodity contracts.  However,  the Fund can buy and sell  hedging  instruments to the extent  specified  in its  Prospectus  and this  Statement  of
         Additional  Information  from time to time. The Fund can also buy and sell options, futures,  securities or other instruments backed by, or the investment  return from which,  is linked to changes in the price of, physical commodities.
      The Fund cannot lend money.  However,  it can invest in all or a portion of an issue of bonds,  debentures,  commercial paper or other similar
         corporate   obligations.   The  Fund  may  also  lend  its  portfolio
         securities  subject to the restrictions  stated in the Prospectus and
         this  Statement  of  Additional   Information   and  can  enter  into
         repurchase transactions.
      The Fund cannot  concentrate  investments.  That means it cannot  invest
         25% or more of its total assets in companies in any one industry.
      The Fund cannot  underwrite  securities of other companies.  A permitted exception  is in case it is  deemed  to be an  underwriter  under the
         Securities Act of 1933 when reselling any securities  held in its own portfolio.
o     The Fund cannot  invest in real estate or in  interests  in real estate.
         However,  the  Fund can  purchase  readily-marketable  securities  of companies holding real estate or interests in real estate.
o     The Fund cannot issue "senior  securities."  However,  that  restriction does not  prohibit  the Fund  from  borrowing  money  subject  to the provisions set forth in this Statement of Additional Information,  or
         from  entering  into  margin,   collateral  or  escrow   arrangements
         permitted by its other investment policies.

      |X| Non-Fundamental  Investment  Restrictions.  The Fund has a number of other investment  restrictions that are not fundamental policies,  which means that  they  can be  changed  by vote of a  majority  of the  Fund's  Board  of
Trustees without shareholder approval.

o     The Fund  cannot  invest  in  companies  for the  purpose  of  acquiring control or management of them.
o     The Fund cannot  invest in or hold  securities of any issuer if officers and Trustees or directors of the Fund or the Manager  individually or beneficially  own more than1/2of 1% of the  securities of that issuer and together own more than 5% of the securities of that issuer.
o     The Fund cannot  purchase  securities on margin.  However,  the Fund can
         make  margin   deposits  in  connection   with  any  of  the  hedging
         instruments permitted by any of its other investment policies.

o     The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
         Company Act.

o     The Fund  cannot  pledge,  mortgage  or  hypothecate  any of its assets.
         However, this does not prohibit the escrow arrangements  contemplated by  writing  covered  call  options  or other  collateral  or  margin arrangements  in  connection  with  any  of the  hedging  instruments permitted by any of its other investment policies.
      Unless  the  Prospectus  or this  Statement  of  Additional  Information states that a percentage  restriction  applies on an ongoing basis, it applies only  at the  time  the  Fund  makes  an  investment  (except  in the  case of borrowing  and  investments  in  illquid  securities).  The Fund need not sell securities  to meet the  percentage  limits  if the  value  of the  investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate  its investments as described above, the Fund has adopted the industry  classifications  set forth in  Appendix A to this  Statement  of  Additional  Information.  That is not a fundamental policy.

DISCLOSURE OF PORTFOLIO HOLDINGS.

      Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination by employees, officers and/or directors of the Investment Advisor, Distributor, and Transfer Agent of
      information about the portfolio securities holdings of the Funds.
      These policies are designed to assure that dissemination of non-public information about portfolio securities is distributed for a legitimate business purpose, and is done in a manner that (a) conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the
      Fund's investment program or enable third parties to use that information in a manner that is harmful to a Fund.

      Until publicly disclosed, a Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on a Fund's behalf.

      The Investment Advisor and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Investment Advisor or any affiliated person of the Investment Advisor) in connection with the disclosure of a Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the investment Advisor and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be "compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on
                        ----------
      invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.  The top 10 or more holdings also shall be posted on the OppenheimerFunds' website at
      www.oppenheimerfunds.com in the "Fund Profiles" section.  Other general information about a Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Except under special limited circumstances discussed below, month-end lists of a Fund's complete portfolio holdings may be disclosed no sooner than 30-days after the relevant month-end, subject to the procedures below. If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
            Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Investment
            Advisor's Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Investment Advisor's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep confidential information that is not publicly available regarding a Fund's holdings and agreeing not to trade directly or indirectly based on the information.

      Complete Fund portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Investment Advisor,  Distributor, or Transfer Agent, or
      their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Investment Advisor, Distributor and Transfer
            Agent who need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and auditors,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Investment Advisor to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, because securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of a Fund may be provided, under limited circumstances, to brokers and dealers or with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker or dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a
      15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Investment Advisor's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the
      Investment Advisor in connection with portfolio trading, and (2) by the members of the Investment Advisor's Security Valuation Group and
      Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
            (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by a Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

      Portfolio holdings information (which may include information on a
      Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Investment Advisor or attorneys on the legal staff of the Investment Advisor, Distributor, or Transfer
      Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in
            inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (but only pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (if entire portfolio holdings are
            provided, however, it shall be done only pursuant to a
            confidentiality agreement),
o     Investment bankers in connection with merger discussions (but only pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Investment
      Advisor's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary
      representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio.  In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Investment Advisor,
      Distributor, and Transfer Agent (the "CCO") shall oversee the compliance by the Investment Advisor, Distributor, Transfer Agent, and
      their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Investment Advisor and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings.  One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

                            -----------------------------------------------------

A.G. Edwards & Sons         ABG Securities             ABN AMRO

                            -----------------------------------------------------
                            -----------------------------------------------------

Advest                      AG Edwards                 American Technology
                                                       Research

                            -----------------------------------------------------
                            -----------------------------------------------------

Auerbach Grayson            Banc of America Securities Barclays

                            -----------------------------------------------------
                            -----------------------------------------------------

Baseline                    Bear Stearns               Belle Haven

                            -----------------------------------------------------
                            -----------------------------------------------------

Bloomberg                   BNP Paribas                BS Financial Services

                            -----------------------------------------------------
                            -----------------------------------------------------

Buckingham Research Group   Caris & Co.                CIBC World Markets

                            -----------------------------------------------------
                            -----------------------------------------------------

Citigroup                   Citigroup Global Markets   Collins Stewart

                            -----------------------------------------------------
                            -----------------------------------------------------

Craig-Hallum Capital Group  Credit Agricole Cheuvreux  Credit Suisse First
LLC                         N.A. Inc.                  Boston

                            -----------------------------------------------------
                            -----------------------------------------------------

Daiwa Securities            Davy                       Deutsche Bank

                            -----------------------------------------------------
                            -----------------------------------------------------

Deutsche Bank Securities    Dresdner Kleinwort         Emmet & Co
                            Wasserstein

                            -----------------------------------------------------
                            -----------------------------------------------------

Empirical Research          Enskilda Securities        Essex Capital Markets

                            -----------------------------------------------------
                            -----------------------------------------------------

Exane BNP Paribas           Factset                    Fidelity Capital Markets

                            -----------------------------------------------------
                            -----------------------------------------------------

Fimat USA Inc.              First Albany               First Albany Corporation

                            -----------------------------------------------------
                            -----------------------------------------------------

Fixed Income Securities     Fortis Securities          Fox-Pitt, Kelton

                            -----------------------------------------------------
                            -----------------------------------------------------

Friedman, Billing, Ramsey   Fulcrum Global Partners    Garp Research

                            -----------------------------------------------------
                            -----------------------------------------------------

George K Baum & Co.         Goldman                    Goldman Sachs

                            -----------------------------------------------------
                            -----------------------------------------------------

HSBC                        HSBC Securities Inc        ING Barings

                            -----------------------------------------------------
                            -----------------------------------------------------

ISI Group                   Janney Montgomery          Jefferies

                            -----------------------------------------------------
                            -----------------------------------------------------

Jeffries & Co.              JP Morgan                  JP Morgan Securities

                            -----------------------------------------------------
                            -----------------------------------------------------

JPP Eurosecurities          Keefe, Bruyette & Woods    Keijser Securities

                            -----------------------------------------------------
                            -----------------------------------------------------

Kempen & Co. USA Inc.       Kepler Equities/Julius     KeyBanc Capital Markets
                            Baer Sec

                            -----------------------------------------------------
                            -----------------------------------------------------

Leerink Swan                Legg Mason                 Lehman

                            -----------------------------------------------------
                            -----------------------------------------------------

Lehman Brothers             Lipper                     Loop Capital Markets

                            -----------------------------------------------------
                            -----------------------------------------------------

MainFirst Bank AG           Makinson Cowell US Ltd     Maxcor Financial

                            -----------------------------------------------------
                            -----------------------------------------------------

Merrill                     Merrill Lynch              Midwest Research

                            -----------------------------------------------------
                            -----------------------------------------------------

Mizuho Securities           Morgan Stanley             Morningstar

                            -----------------------------------------------------
                            -----------------------------------------------------

Natexis Bleichroeder        Ned Davis Research Group   Nomura Securities

                            -----------------------------------------------------
                            -----------------------------------------------------

Pacific Crest               Pacific Crest Securities   Pacific Growth Equities

                            -----------------------------------------------------
                            -----------------------------------------------------

Petrie Parkman              Pictet                     Piper Jaffray Inc.

                            -----------------------------------------------------
                            -----------------------------------------------------

Plexus                      Prager Sealy & Co.         Prudential Securities

                            -----------------------------------------------------
                            -----------------------------------------------------

Ramirez & Co.               Raymond James              RBC Capital Markets

                            -----------------------------------------------------
                            -----------------------------------------------------

RBC Dain Rauscher           Research Direct            Robert W. Baird

                            -----------------------------------------------------
                            -----------------------------------------------------

Roosevelt & Cross           Russell Mellon             Ryan Beck & Co.

                            -----------------------------------------------------
                            -----------------------------------------------------

Sanford C. Bernstein        Scotia Capital Markets     SG Cowen & Co.

                            -----------------------------------------------------
                            -----------------------------------------------------

SG Cowen Securities         Soleil Securities Group    Standard & Poors

                            -----------------------------------------------------
                            -----------------------------------------------------

Stone & Youngberg           SWS Group                  Taylor Rafferty

                            -----------------------------------------------------
                            -----------------------------------------------------

Think Equity Partners       Thomas Weisel Partners     UBS

                            -----------------------------------------------------
                            -----------------------------------------------------

Wachovia                    Wachovia Corp              Wachovia Securities

                            -----------------------------------------------------
                            -----------------------------------------------------

Wescott Financial           William Blair              Yieldbook

                            -----------------------------------------------------

How the Fund is Managed

Organization  and  History.  The Fund is an open-end,  diversified  management
investment   company  with  an  unlimited  number  of  authorized   shares  of
beneficial interest.  The Fund was organized as a Massachusetts business trust in June 1997.

      Classes of Shares. The Trustees are authorized, without shareholder approval, to create new series and classes of shares.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has five classes of shares: Class A, Class B, Class
C, Class N and Class Y.  All classes invest in the same investment portfolio.  Only retirement plans may purchase Class N shares. Only certain institutional investors may elect to purchase Class Y shares.  Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     may have a different net asset value,
o     may have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

Meetings of Shareholders.  As a Massachusetts  business trust, the Fund is not required  to hold,  and does not plan to  hold,  regular  annual  meetings  of shareholders,  but may do so from time to time on  important  matters  or when required  to do so by the  Investment  Company  Act or other  applicable  law.
Shareholders have the right, upon a vote  of two-thirds of the outstanding shares of the Fund, to remove a Trustee, or to take other action described in the Fund's Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      Shareholder and Trustee Liability.  The Fund's Declaration of Trust
contains an express disclaimer of shareholder or Trustee liability for the
Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Oversight Committees. The Fund is governed by a Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee, a Regulatory & Oversight
Committee, A Governance Committee, and a Proxy committee.  The Audit
Committee is comprised solely of Independent Trustees.  The members of the
Audit Committee are Paul Y. Clinton (Chairman), Thomas W. Courtney, Robert B.
Galli, Lacy B. Herrmann and Brian Wruble.  The Audit Committee held 5 meetings during the Fund's fiscal year ended October 31, 2004.  The Audit
Committee provides the Board with recommendations regarding the selection of the Fund's independent auditor.  The Audit Committee also reviews the scope and results of audits and the audit fees charged, reviews reports from the
Fund's independent auditor concerning the Fund's internal accounting procedures and controls, and reviews reports of the Manager's internal auditor among other duties as set forth in the Committee's charter.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Directors and selecting and nominating Independent Trustees for election.  The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees.  The full Board elects new Trustees except for those instances when a shareholder vote is required.

      To date, the Committee has been able to identify from its own resources an ample number of qualified candidates.  Nonetheless, shareholders may submit names of individuals, accompanies by complete and properly supported resumes, for the Audit Committee's consideration by mailing such information to the Committee in care of the Fund.  The Committee may consider such persons at such time as it meets to consider possible nominees.  The
Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

Trustees and Officers of the Fund. Each of the Trustees is an "Independent
Trustee" under the Investment Company Act. The Fund's Trustees and officers and their positions held with the Fund and length of service in such position(s) and their principal occupations and business affiliations during the past five years are listed in the chart below. The information for the
Trustees also includes the dollar range of shares of the Fund as well as the aggregate dollar range of shares beneficially owned in any of the Oppenheimer funds overseen by the Trustees. All of the Trustees are also trustees or directors of the following Oppenheimer funds (referred to as "Board III
Funds"):

Oppenheimer Quest For Value Funds, a
  series fund having the following three
  series:

  Oppenheimer Small Cap Value Fund,        Oppenheimer Quest  International Value
                                           Fund, Inc.

  Oppenheimer Quest Balanced Fund and      Oppenheimer  Quest Capital Value Fund,
                                           Inc.
  Oppenheimer Quest Opportunity Value Fund Oppenheimer Quest Value Fund, Inc.
Rochester Portfolio Series, a series fund  Bond Fund Series, a series fund
  having one series: Limited-Term New        having one series: Oppenheimer
  York Municipal Fund                        Convertible Securities Fund
Rochester Fund Municipals                  Oppenheimer MidCap Fund

      In addition to being a trustee or director of the Board III Funds, Mr.
Galli is also a director or trustee of 35 other portfolios in the
OppenheimerFunds complex. Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other
Oppenheimer funds at net asset value without sales charge. The sales charge on Class A shares is waived for that group because of the economies of sales efforts realized by the Distributor.
      Messrs. Gillispie, Miao, Murphy, O'Hare, Peteresen, Vandehey, Vottiero,
Wixted and Zack and Mses. Bloomberg and Ives who are officers of the Fund, respectively hold the same offices of one or more of the other Board III
Funds as with the Fund. As of  February 2, 2005, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of each class of shares of the Fund.  The foregoing statement does not reflect ownership of shares of the Fund held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under the plan by the officers of the Fund listed above. In addition, each
Independent Trustee (and their immediate family members) do not own securities of either the Manager or Distributor of the Board III Funds or any
person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, CO 80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-------------------------------------------------------------------------------------
                                Independent Trustees
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,              Principal Occupation(s) During Past 5      Dollar     Aggregate
                                                                         Dollar
                                                                         Range Of
                                                                         Shares
                                                                         Beneficially
                                                                         Owned in
                   Years;                                     Range of   Any of the
Position(s) Held   Other Trusteeships/Directorships Held by   Shares     Oppenheimer
with Fund,         Trustee;                                   BeneficiallFunds
Length of Service, Number of Portfolios in Fund Complex       Owned in   Overseen
Age                Currently Overseen by Trustee              the Fund   by Trustee
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
                                                                As of December 31,

                                                                       2004

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Thomas W.          Principal  of  Courtney  Associates,  Inc. None       $10,001-$50,000
Courtney,          (venture  capital  firm);  former  General
Chairman of the    Partner of Trivest  Venture Fund  (private
Board of Trustees, venture  capital fund);  former  President
Trustee since 1997 of   Investment    Counseling    Federated
Age: 71            Investors,  Inc.; Trustee of the following
                   open-end   investment   companies:    Cash
                   Assets  Trust,  PIMCO  ADVISORS  VIT,  Tax
                   Free Trust of Arizona  and 4 funds for the
                   Hawaiian  Tax  Free  Trust..  Oversees  10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Paul Y. Clinton,   Principal     of    Clinton     Management None       None
Trustee, since     Associates   (1996-present)  (a  financial
1997 Age: 73       and  venture  capital   consulting  firm);
                   Trustee of PIMCO  ADVISORS  VIT  (Open-end
                   investment  company).  Formerly a director
                   or  trustee  of  the  following   open-end
                   investment  companies:  OCC Cash Reserves,
                   Inc.  (1989-December  2002),  Capital Cash
                   Management  Trust  (1979-December   2004),
                   Prime Cash Fund and  Narragansett  Insured
                   Tax-Free   Income   Fund    (1996-December
                   2004).   Oversees  10  portfolios  in  the
                   OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Galli,   A   trustee   or    director    of   other None       Over
Trustee since 1998 Oppenheimer funds.  Oversees 35 portfolios            $100,000
Age: 71            in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lacy B. Herrmann,  Chairman     of     Aquila      Management None       $10,001-$50,000
Trustee since 1997 Corporation,  the sponsoring  organization
Age: 75            and    manager,    administrator    and/or
                   sub-adviser  to  the  following   open-end
                   investment companies,  and Chairman of the
                   Board of Trustees  and  President of each:
                   Churchill     Cash     Reserves     Trust,
                   Aquila-Cascadia  Equity Fund,  Cash Assets
                   Trust,   Prime  Cash  Fund,   Narragansett
                   Insured  Tax-Free  Income  Fund,  Tax-Free
                   Fund For Utah,  Churchill Tax-Free Fund of
                   Kentucky,   Tax-Free   Fund  of  Colorado,
                   Tax-Free  Trust of Oregon,  Tax-Free Trust
                   of  Arizona,  and  Aquila  Rocky  Mountain
                   Equity Fund and PIMCO  ADVISORS  VIT; Vice
                   President,    Director,   Secretary,   and
                   formerly      Treasurer      of     Aquila
                   Distributors,  Inc.,  distributor  of  the
                   above  funds;  President  and  Chairman of
                   the  Board of  Trustees  of  Capital  Cash
                   Management Trust ("CCMT"),  and an Officer
                   and  Trustee/Director of its predecessors;
                   President and Director of STCM  Management
                   Company,  Inc.,  sponsor  and  adviser  to
                   CCMT;  Chairman,  President and a Director
                   of InCap Management Corporation.  Formerly
                    Chief   Executive   Officer   of   Aquila
                   Investment     Management     (1986-2004),
                   sub-adviser  and  administrator  of  Prime
                   Cash Fund and Short Term  Asset  Reserves;
                   Trustee  Emeritus  of  Brown   University.
                   Formerly   Chairman   of  the   Board   of
                   Trustees   and   President   of   Hawaiian
                   Tax-Free Trust.  Oversees 10 portfolios in
                   the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian Wruble,      General Partner (since  September 1995) of None       over
Trustee since 2001 Odyssey  Partners,  L.P.  (hedge  fund  in            $100,000
Age: 61            distribution   since   1/1/97);   Director
                   (since  September  2004) of Special  Value
                   Opportunities    Fund,   LLC;   Investment
                   Advisory  Board  (since  October  2004) of
                   Zurich   Financial   Services;   Board  of
                   Governing  Trustees (since August 1990) of
                   The    Jackson    Laboratory     (genetics
                   laboratory,  non profit);  Trustee  (since
                   May 1992) of Institute for Advanced  Study
                   (educational institute);  Formerly Special
                   Limited  Partner  (1999-2004) and Managing
                   Principal   (through   December  1998)  of
                   Odyssey Investment Partners,  LLC (private
                   equity  investment);  Trustee  (2000-2002)
                   of    Research    Foundation    of    AIMR
                   (investment     research,     non-profit);
                   Governor,  Jerome Levy Economics Institute
                   of  Bard  College   (economics   research)
                   (August  1990-September 2001); Director of
                   Ray & Berendtson,  Inc.  (executive search
                   firm) (May 2000-April  2002).  Oversees 10
                   portfolios    in   the    OppenheimerFunds
                   complex.

-------------------------------------------------------------------------------------

      The address of the Officers in the chart below is as follows: for
Messrs. O'Hare, Murphy, Gillespie, Miao and Zack and Ms. Bloomberg, Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008, for Messrs. Vandehey, Vottiero, Petersen and Wixted and Ms. Ives,
6803 S. Tucson Way, Centennial, CO 80112-3924.  Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

-------------------------------------------------------------------------------------
                                Officers of the Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
Name,                   Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund,
Length of Service,
Age
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John O'Hare, Vice       Vice President of the Manager since September 2003; an
President and           officer of 2 portfolios in the OppenheimerFunds complex.
Portfolio Manager       Formerly Executive Vice President and Portfolio Manager
since 2003              (June 2000 - August 2003) and Portfolio Manager and Senior
Age:  47                Vice President (August 1997 - June 2000) at Geneva Capital
                        Management, Ltd. (an investment advisor). Mr. O'Hare holds a BBA in Finance and Economics from the University of
                        Wisconsin and is a Chartered Financial Analyst.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

John V. Murphy,         Chairman,  Chief Executive  Officer and director (since June
President since 2001    2001) and President  (since  September 2000) of the Manager;
Age: 55                 President  and a director  or  trustee of other  Oppenheimer funds;  President  and  a  director  (since  July  2001)  of
                        Oppenheimer  Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer  Partnership  Holdings,  Inc. (a holding  company  subsidiary  of the  Manager);  a  director
                        (since November 2001) of OppenheimerFunds  Distributor, Inc.
                        (a  subsidiary  of the  Manager);  Chairman  and a  director
                        (since  July  2001) of  Shareholder  Services,  Inc.  and of
                        Shareholder   Financial   Services,   Inc.  (transfer  agent
                        subsidiaries  of  the  Manager);  President  and a  director
                        (since  July  2001) of  OppenheimerFunds  Legacy  Program (a charitable  trust program  established  by the  Manager);  a director of the following  investment advisory  subsidiaries of the Manager:  OFI Institutional  Asset Management,  Inc.,
                        Centennial Asset Management Corporation,  Trinity Investment
                        Management Corporation and Tremont Capital Management,  Inc.
                        (since  November   2001),   HarbourView   Asset   Management
                        Corporation  and OFI Private  Investments,  Inc. (since July
                        2001);  President  (since  November  1, 2001) and a director
                        (since  July 2001) of  Oppenheimer  Real  Asset  Management,
                        Inc.;  Executive  Vice  President  (since  February 1997) of
                        Massachusetts  Mutual Life Insurance  Company (the Manager's
                        parent  company);  a  director  (since  June  1995)  of  DLB
                        Acquisition  Corporation  (a holding  company  that owns the shares of Babson  Capital  Management  LLC); a member of the
                        Investment  Company  Institute's Board of Governors (elected to serve from October 3, 2003 through  September  30, 2006).
                        Formerly,   Chief  Operating  Officer  (September  2000-June
                        2001)  of  the  Manager;  President  and  trustee  (November
                        1999-November  2001)  of  MML  Series  Investment  Fund  and
                        MassMutual    Institutional   Funds   (open-end   investment
                        companies);  a director (September 1999-August 2000) of C.M.
                        Life Insurance Company;  President,  Chief Executive Officer
                        and director  (September  1999-August 2000) of MML Bay State
                        Life   Insurance   Company.   Oversees  62   portfolios   as
                        Trustee/Director and 21 additional  portfolios as Officer in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Brian W. Wixted,        Senior Vice  President and  Treasurer  (since March 1999) of
Treasurer, Principal    the  Manager;  Treasurer  of  HarbourView  Asset  Management
Financial and           Corporation,    Shareholder   Financial   Services,    Inc.,
Accounting Officer      Shareholder   Services,   Inc.,   Oppenheimer   Real   Asset
since 1999              Management   Corporation,    and   Oppenheimer   Partnership
Age: 45                 Holdings,   Inc  (since   March   1999),   of  OFI   Private
                        Investments,  Inc. (since March 2000),  of  OppenheimerFunds
                        International  Ltd.  and  OppenheimerFunds  plc  (since  May
                        2000), of OFI Institutional  Asset  Management,  Inc. (since
                        November 2000),  and of  OppenheimerFunds  Legacy Program (a
                        Colorado   non-profit   corporation)   (since   June  2003);
                        Treasurer and Chief  Financial  Officer  (since May 2000) of
                        OFI  Trust  Company  (a  trust  company  subsidiary  of  the
                        Manager);   Assistant   Treasurer   (since  March  1999)  of
                        Oppenheimer  Acquisition Corp.  Formerly Assistant Treasurer
                        of   Centennial   Asset   Management    Corporation   (March
                        1999-October  2003)  and  OppenheimerFunds   Legacy  Program
                        (April  2000-June  2003);   Principal  and  Chief  Operating
                        Officer   (March   1995-March   1999)   at   Bankers   Trust
                        Company-Mutual  Fund  Services  Division.  An  officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Philip Vottiero,        Vice  President/Fund  Accounting of the Manager (since March
Assistant Treasurer     2002;  formerly Vice  President/Corporate  Accounting of the
since 2002              Manager   (July   1999-March   2002).   An   officer  of  83
Age: 41                 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Mark S. Vandehey,       Senior Vice President and Chief Compliance Officer (since
Vice President and      March 2004) of the Manager; Vice President (since June
Chief Compliance        1983) of OppenheimerFunds Distributor, Inc., Centennial
Officer since 2004      Asset Management Corporation and Shareholder Services, Inc.
Age:  54                Formerly (until February 2004) Vice President and Director of Internal Audit of the Manager. An officer of 83
                        portfolios in the Oppenheimer funds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Robert G. Zack,         Executive  Vice  President  (since January 2004) and General
Secretary since 2001    Counsel  (since  February  2002)  of  the  Manager;  General
Age: 56                 Counsel  and  a  director   (since  November  2001)  of  the
                        Distributor;;  General  Counsel  (since  November  2001)  of
                        Centennial   Asset  Management   Corporation;   Senior  Vice
                        President  and  General  Counsel  (since  November  2001) of
                        HarbourView  Asset  Management  Corporation;  Secretary  and
                        General   Counsel  (since   November  2001)  of  Oppenheimer
                        Acquisition  Corp.;   Assistant  Secretary  and  a  director
                        (since October 1997) of OppenheimerFunds  International Ltd.
                        and  OppenheimerFunds  plc;  Vice  President  and a director
                        (since November 2001) of Oppenheimer  Partnership  Holdings,
                        Inc.; a director (since  November 2001) of Oppenheimer  Real
                        Asset  Management,  Inc.;  Senior  Vice  President,  General
                        Counsel and a director  (since November 2001) of Shareholder
                        Financial Services,  Inc.,  Shareholder Services,  Inc., OFI
                        Private  Investments,  Inc.  and  OFI  Trust  Company;  Vice
                        President (since November 2001) of  OppenheimerFunds  Legacy
                        Program;  Senior Vice  President and General  Counsel (since
                        November 2001) of OFI Institutional Asset Management,  Inc.;
                        a  director  (since  June 2003) of  OppenheimerFunds  (Asia)
                        Limited.  Formerly Senior Vice President (May  1985-December
                        2003), Acting General Counsel (November  2001-February 2002)
                        and Associate  General  Counsel (May  1981-October  2001) of
                        the Manager;  Assistant  Secretary of Shareholder  Services,
                        Inc.  (May  1985-November   2001),   Shareholder   Financial
                        Services,    Inc.   (November   1989-November   2001);   and
                        OppenheimerFunds  International  Ltd.(October  1997-November
                        2001).  An officer of 83 portfolios in the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Kathleen T. Ives,       Vice  President  (since  June 1998) and Senior  Counsel  and
Assistant Secretary     Assistant  Secretary  (since  October  2003) of the Manager;
since 2001              Vice President  (since 1999) and Assistant  Secretary (since
Age: 39                 October  2003)  of  the  Distributor;   Assistant  Secretary
                        (since   October  2003)  of  Centennial   Asset   Management
                        Corporation;  Vice President and Assistant  Secretary (since
                        1999) of Shareholder  Services,  Inc.;  Assistant  Secretary
                        (since  December  2001) of  OppenheimerFunds  Legacy Program and of Shareholder  Financial  Services,  Inc..  Formerly an
                        Assistant Counsel of the Manager (August  1994-October 2003)
                        .  An  officer  of 83  portfolios  in  the  OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Lisa I. Bloomberg,      Vice  President and  Associate  Counsel of the Manager since
Assistant Secretary     May  2004;  formerly  First  Vice  President  and  Associate
since 2004              General  Counsel of UBS Financial  Services Inc.  (formerly,
Age: 37                 PaineWebber   Incorporated)  (May  1999  -  April  2004.  An
                        officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Phillip S. Gillespie,   Senior  Vice  President  and Deputy  General  Counsel of the
Assistant Secretary     Manager since  September 2004.  Formerly Mr.  Gillespie held
since 2004              the  following   positions  at  Merrill   Lynch   Investment
Age: 41                 Management:  First  Vice  President  (2001-September  2004);
                        Director  (from  2000) and Vice  President  (1998-2000).  An officer of 74 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------

Wayne Miao,             Assistant  Vice  President  and  Assistant  Counsel  of  the
Assistant Secretary     Manager since June 2004.  Formerly an Associate  with Sidley
since 2004              Austin  Brown & Wood LLP  (September  1999 - May  2004).  An
Age: 32                 officer of 83 portfolios in the OppenheimerFunds complex.

-------------------------------------------------------------------------------------

      |X|   Remuneration of Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. The
Trustees of the Fund received the compensation shown below from the Fund with respect to the Fund's fiscal year ended October 31, 2004. The compensation from all of the Board III Funds (including the Fund) represents compensation received as a director, trustee or member of a committee of the board of those funds during the calendar year 2004.

---------------------------------------------------------------------------------
Trustee Name and       Aggregate     Retirement    Estimated         Total
                                                     Annual

                                                   Retirement
                                                    Benefits     Compensation
                                                    Paid at      From Fund and
                                                   Retirement  Fund Complex For
                                      Benefits      from all   Which Individual
Other Fund            Compensation   Accrued as    Board III       Serves As
Position(s) (as        From Fund    Part of Fund     Funds     Trustee/Director
applicable)                1          Expenses    (10 funds)2        * (8)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Y. Clinton          $7,484       $16,170                     $287,851(4)
Audit Committee                                     $76,994

Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Courtney

Chairman, Audit          $7,694       $14,032                     $279,362(3)
Committee Member                                    $78,862

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli

Audit Committee          $6,973        $8,119      $80,923(5)     $237,312(6)

Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lacy B. Herrmann

Audit Committee          $7,273       $12,488       $74,648       $286,905(7)

Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Wruble

Audit Committee          $7,273        $3,964       $22,238        $111,000

Member4
---------------------------------------------------------------------------------

(1) Aggregate Compensation From Fund includes fees and deferred compensation, if any, for a
Director/Trustee.
(2) Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight life payment plan election
       with the assumption that a director will retire at the age of 75 and is eligible (after 7 years of service) to receive
       retirement plan benefits as described below under "Retirement Plan for Directors."
(3) Includes $158,362 ($48,699 compensation and $109,663 accrued retirement benefits) paid to Mr.
Courtney for
      serving as a trustee or director by two open-end investment companies (PIMCO
      Advisors VIT(formerly OCC Accumulation Trust) for which a sub-advisor to other Board III Funds acts as the investment advisor.
(4) Includes $171,851 ($75,677 compensation and $96,174 accrued retirement benefits) paid to Mr. Clinton for
      serving as a trustee or director by two open-end investment companies (PIMCO
      Advisors VIT) for which a sub-advisor to other Board III Funds acts as the investment advisor.
(5) Includes $43,933 estimated to be paid to Mr. Galli for serving as a trustee or director of 25 other
      Oppenheimer funds that are not Board III Funds.
(6)  Includes $129,312 paid to Mr. Galli for serving as trustee or director of 25 other Oppenheimer funds
         that are not Board III Funds.
(7) Includes $175,905 ($62,188 compensation and $113,717 accrued retirement benefits) paid to Mr.
Herrmann for
      serving as a trustee or director by two open-end investment companies (PIMCO
      Advisors VIT) for which a sub-advisor to other Board III Funds acts as the investment advisor.
(8) Total Compensation paid out to Trustees for the calendar year 2004.
* For purposes of this section only, "Fund Complex" includes the Oppenheimer funds, PIMCO Advisors VIT
    (formerly OCC Accumulation Trust)  in accordance with the instructions for Form N-1A.
    The Manager does not consider PIMCO Advisors VIT to be part of the OppenheimerFunds
   "Fund Complex" as that term maybe otherwise interpreted.

      |X|  Retirement  Plan for  Trustees.  The Fund has adopted a  retirement plan that  provides for payments to retired  Trustees.  Payments are up to 80%
of the average  compensation  paid during a Trustee's five years of service in which the highest  compensation was received.  A Trustee must serve as Trustee for any of the  Board  III  Funds  listed  above  for at  least 15 years to be eligible for the maximum  payment.  Each  Trustee's  retirement  benefits will depend on the  amount  of the  Trustee's  future  compensation  and  length of service.

      ? Deferred  Compensation  Plan for  Trustees.  The Board of Trustees has
adopted a Deferred  Compensation Plan for disinterested  Trustees that enables them to elect to defer  receipt of all or a portion  of the  annual  fees they are  entitled  to  receive  from the Fund.  Under the plan,  the  compensation deferred by a Trustee is periodically  adjusted as though an equivalent amount had been invested in shares of one or more  Oppenheimer  funds selected by the
Trustee.  The amount  paid to the  Trustee  under the plan will be  determined based upon the performance of the selected funds.

      Deferral of  Trustees'  fees under the plan will not  materially  affect the Fund's  assets,  liabilities  and net income per share.  The plan will not obligate  the  Fund  to  retain  the  services  of any  Trustee  or to pay any particular  level of compensation to any Trustee.  Pursuant to an Order issued by the SEC,  the Fund may invest in the funds  selected by the  Trustee  under the plan without  shareholder  approval for the limited purpose of determining the value of the Trustee's deferred fee account.

      ?Major  Shareholders.  As of  February  2,  2005,  the only  people  who owned of record or were  known by the Fund to own  beneficially  5% or more of any class of the Fund's  outstanding  shares, and their holdings of that class as of that date, were the following:

      MLPF&S for the sole benefit of its customers,  Attn.: Fund Admin.,  4800
Deer  Lake  Dr.  East  Floor  3,  Jacksonville,  FL  32246-6484,  which  owned
89,905.242  Class N  shares,  representing  5.55% of the  Class N shares  then outstanding;

MassMutual Life Insurance Co. Attn.:  N225,  Separate  Investment  Acct., 1295
State  St.,  Springfield,  MA  01111-0001,  which  owned  989,436.549  Class Y shares, representing 56.76% of the Class Y shares then outstanding;

IBT & Co. Cust.,  OppenheimerFunds  Cap Accum.,  Attn.:  MML037, 200 Clarendon
Street,  16th Floor,  Boston,  MA 02116-5021,  which owned 225,111.112 Class Y shares, representing 12.91% of the Class Y shares then outstanding;

OFI Trust Company TR,  OppenheimerFunds,  Inc.,  Deferred  Compensation  Plan,
Attn.:  Susan  Cisneros,   225  Liberty  Street,  11th  Floor,  New  York,  NY
10281-1024,  which owned  265,060.709 Class Y shares,  representing  15.20% of the Class Y shares then outstanding;

Massachusetts Mutual Life Insurance Company,  1295 State Street,  Springfield,
MA 01111-0001,  which owned 257,647.555 Class Y shares, representing 14.78% of the Class Y shares then outstanding.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating
           -----------
fee, by electronic request at the following E-mail address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section,
-------------------
Washington, D.C. 20549-0102.

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. The Fund's primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and OFI where an OFI directly-controlled affiliate manages or administers the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio Proxy Voting
Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of auditors, unless circumstances indicate otherwise.
o     In general, the Fund opposes anti-takeover proposals and supports elimination of anti-takeover proposals, absent unusual circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
            The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ending June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.
                 -----------

      The Investment Advisory Agreement.  The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio manager with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the
Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.
The management fees paid by the Fund to the Manager during its last three fiscal years were:

:

      ----------------------------------------------------------------
                                         Management Fees Paid to
         Fiscal Year Ended 10/31:         OppenheimerFunds, Inc.
      ----------------------------------------------------------------
          ------------------------------------------------------------
                     2002                   $6,671,502
          ------------------------------------------------------------
      ----------------------------------------------------------------
                     2003                   $5,417,106
      ----------------------------------------------------------------
      ----------------------------------------------------------------

                                              20$6,352,334

      ----------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name "Oppenheimer" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the
Fund to use the name "Oppenheimer" as part of its name.

         |X|      Annual Approval of Investment Advisory Agreement. Each
year, the Board of Trustees, including a majority of the Independent
Trustees, is required to approve the renewal of the investment advisory agreement. The Investment Company Act requires that the Board request and evaluate and the Manager provide such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement. The
Board employs an independent consultant to prepare a report that provides such information as the Board requests for this purpose.

      The Board also receives information about the 12b-1 distribution fees the Fund pays. These distribution fees are reviewed and approved at a different time of the year.

      The Board reviewed the foregoing information in arriving at its decision to renew the investment advisory agreement. Among other factors, the
Board considered:
o     The nature, cost, and quality of the services provided to the Fund and its shareholders;
o     The profitability of the Fund to the Manager;
o     The investment performance of the Fund in comparison to regular market indices;
o     Economies of scale that may be available to the Fund from the Manager;
o     Fees paid by other mutual funds for similar services;
o     The value and quality of any other benefits or services received by the
         Fund from its relationship with the Manager, and
o     The direct and indirect benefits the Manager received from its relationship with the Fund. These included services provided by the
         Distributor and the Transfer Agent, and brokerage and soft dollar arrangements permissible under Section 28(e) of the Securities
         Exchange Act.

      The Board considered that the Manager must be able to pay and retain high quality personnel at competitive rates to provide services to the Fund.
The Board also considered that maintaining the financial viability of the
Manager is important so that the Manager will be able to continue to provide quality services to the Fund and its shareholders in adverse times. The Board also considered the investment performance of other mutual funds advised by the Manager. The Board is aware that there are alternatives to the use of the
Manager.

      These matters were also considered by the Independent Trustees, meeting separately from the full Board with experienced Counsel to the Fund who assisted the Board in its deliberations. The Fund's Counsel is independent of the Manager within the meaning and intent of the SEC Rules regarding the independence of counsel.

      After careful deliberation, the Board, including the Independent
Trustees, concluded that it was in the best interest of shareholders to continue the investment advisory agreement for another year. In arriving at a decision, the Board did not single out any one factor or group of factors as being more important than other factors, but considered all factors together.
The Board judged the terms and conditions of the investment advisory agreement, including the investment advisory fee, in light of all of the surrounding circumstances.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the
"best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

    Under the investment advisory agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment advisor cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the
Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The  research  services  provided  by  brokers  broaden  the  scope  and supplements  the research  activities of the Manager.  That research  provides additional views and comparisons for  consideration,  and helps the Manager to obtain market  information  for the  valuation of  securities  that are either held in the  Fund's  portfolio  or are  being  considered  for  purchase.  The
Manager  provides  information  to the  Board  about the  commissions  paid to brokers furnishing such services,  together with the Manager's  representation that the amount of such  commissions  was  reasonably  related to the value or benefit of such services.

       ------------------------------------------------------------------

          Fiscal Year Ended     Total Brokerage Commissions Paid by the
               10/31:                            Fund1
       ------------------------------------------------------------------
       ------------------------------------------------------------------
                2002                          $1,124,331
       ------------------------------------------------------------------
       ------------------------------------------------------------------

                2003                          $1,629,7682

       ------------------------------------------------------------------
       ------------------------------------------------------------------

                2004                          $1,957,1153

       ------------------------------------------------------------------

1.    Amounts do not include spreads or commissions on principal  transactions on a net trade basis.
         2. During the fiscal year ended 10/31/03,  the amount of transactions directed to brokers for research services
         was   $112,058,996   and  the  amount  of  the  commissions  paid  to
         broker-dealers for those services was $151,307.
         3.       During  the  fiscal  year  ended  10/31/04,  the  amount  of
         transactions   directed  to  brokers  for   research   services   was
         $112,058,996.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund, the
Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

      The sales charges and concessions paid to, or retained by, the
Distributor from the sale of shares and the contingent deferred sales charges retained by the Distributor on the redemption of shares during the Fund's three most recent fiscal years are shown in the tables below.

         -----------------------------------------------------------
                              Aggregate             Class A

         Fiscal               Front-End            Front-End
         Year               Sales Charges        Sales Charges
         Ended               on Class A           Retained by
         10/31:                Shares             Distributor1

         -----------------------------------------------------------
         -----------------------------------------------------------
         2002                $1,724,680             $534,240
         -----------------------------------------------------------
         -----------------------------------------------------------
         2003                $1,153,285             $343,111
         -----------------------------------------------------------
         -----------------------------------------------------------

         2004                $1,439,353             $438,751

         -----------------------------------------------------------
    1. Includes amounts retained by a broker-dealer  that is an affiliate or a parent of the Distributor.

     ----------------------------------------------------------------------

                      Concessions   Concessions  Concessions  Concessions
                      on Class A    on Class B   on Class C   on Class N
     Fiscal           Shares        Shares       Shares       Shares
     Year             Advanced by   Advanced by  Advanced by  Advanced by
     Ended            Distributor1  Distributor1 Distributor1 Distributor1
     10/31:
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     2002             $141,003      $2,277,844   $265,000     $76,769
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------
     2003             $110,893      $1,259,674   $178,412     $50,872
     ----------------------------------------------------------------------
     ----------------------------------------------------------------------

     2004             $98,009       $1,199,893   $208,438     $68,206

     ----------------------------------------------------------------------

1.    The  Distributor  advances  concession  payments  to dealers for certain sales of Class A shares  and for  sales of Class B, and Class C and Class N shares from its own resources at the time of sale.

  -----------------------------------------------------------------------------------

  Fiscal   Class A Contingent  Class B Contingent     Class C           Class N
  Year       Deferred Sales      Deferred Sales      Contingent       Contingent
  Ended          Charges            Charges        Deferred Sales   Deferred Sales
  10/31        Retained by        Retained by         Charges           Charges
               Distributor        Distributor       Retained by       Retained by
                                                    Distributor       Distributor
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  2002           $19,229           $1,380,533         $33,503           $17,023
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------
  2003           $10,288            $922,794          $17,185           $23,146
  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  2004           $15,043            $767,386          $18,618           $12,823

  -----------------------------------------------------------------------------------
  -----------------------------------------------------------------------------------

  -----------------------------------------------------------------------------------

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees1, cast in person at a meeting called for the purpose of voting on that plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees and its
Independent Trustees specifically vote annually to approve its continuance.
Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A the plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Trustees at least quarterly for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees. The Board of Trustees has set no minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as
"recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the
Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of
Class A shares. The Board has set the rate at that level.  Distributor does not receive or retain the service fee on Class A shares in accounts for which the Distributor has been listed the broker-dealer of record. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement accounts. The Distributor makes payments to recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      With respect to purchases of Class A shares subject to a contingent deferred sales charge by certain retirement plans that purchased such shares prior to March 1, 2001 ("grandfathered retirement accounts"), the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. During the first year the shares are sold, the Distributor retains the service fee to reimburse itself for the costs of distributing the shares. After the first year shares are outstanding, the Distributor makes service fee payments to recipients quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered retirement accounts are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      For the fiscal year ended  October 31, 2004  payments  under the Class A plan  totaled  $1,111,508  of which  $38,025 was  retained by the  Distributor under the arrangement  described  above,  regarding  grandfathered  retirement accounts,  and included  $90,787  paid to an  affiliate  of the  Distributor's parent company. Any unreimbursed  expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent  years.
The  Distributor  may not use payments  received under the Class A plan to pay any of its interest expenses,  carrying charges,  or other financial costs, or allocation of overhead.

   --------------------------------------------------------------------------

   |X|      Cla            C and Class N Distribution and Ser
   Fees. Under ss B, Class istribution and service fees are cvice Plan average of teach plan, d value of shares in the respectiveomputed on the determined ahe net assetse of each regular business day du class, period. Eachs of the cloes for the Distributor to be compering the flat rate, w plan providistributor's distribution expensesnsated at a less than thhether the Did by the Fund under the plan duri are more or for which the amounts pad. The types of services that recing the period are similar e fee is paices provided under the Class A serpients provide
   described abto the servi                                  vice plan,
               ove.
         Each p            the Distributor to retain both the
   sales chargelan permits rvice fees or to pay recipients th asset-based on a quarters and the sethout payment in advance. However,e service fee
   Distributor ly basis, witends to pay the service fee to re the advance for currently inar after Class B, Class C and Clascipients in purchased. Athe first yest year Class B, Class C or Class s N shares are outstanding,fter the fir purchase, the Distributor makes sN shares are payments qua after theirose shares. The advance payment iservice fee net asset varterly on ths sold. Shares purchased by exchan based on the qualify for lue of shareservice fee payment. If Class B, Cge do not
   Class N sharthe advance med during the first year after thlass C or the recipienes are redeevice fees on those shares will be eir purchase, repay the Dit of the serpro rata portion of the advance paobligated to service fee stributor a e shares. Class B, Class C or Clasyment of the not be purchmade on thosnvestor directly from the Distribus N shares may the investorased by an i another broker-dealer of record. tor without investor no  designatingnother broker-dealer of record for If the account, thelonger has a is automatically designated as th an existing broker-deale Distributor but solely for the purpose of acte investor's ar of record,hase the shares.  In those cases, ing as the
   Distributor gent to purcasset-based sales charge paid on Cthe
   C and Class retains the he Distributor does not receive orlass B, Class service fee N shares.  TClass C or Class N shares in accou retain the
   it is listedon Class B, er-dealer of record.              nts for which
                as the brok
         The as            les charge and service fees increa
   Class C expeset-based sa% and the asset-based sales chargese Class B and fees increasnses by 1.00penses by 0.50% of the net assets  and service
   the respectie Class N ex                                  per year of
               ve classes.
         The Di            tains the asset-based sales charge
   and Class N stributor reDistributor retains the asset-base on Class B on Class C sshares. The  the first year the shares are outd sales charge pays the asshares duringes charge as an ongoing concessionstanding. It recipient onet-based salres outstanding for a year or more to the has a specia Class C shawith the Distributor, the Distribu. If a dealer the Class B,l agreement Class N service fee and the asset-tor will pay charge to th Class C or rterly in lieu of paying the salesbased sales
   and service e dealer quace at the time of purchase.        concession
               fee in advan
         The as            les charge on Class B, Class C and
   shares allowset-based sao buy shares without a front-end s Class N while allowi investors tibutor to compensate dealers that ales charge shares. The ng the Distre asset-based sales charge to the sell those for its servFund pays thd in distributing Class B, Class CDistributor shares. The ices rendere made to the Distributor in recogn and Class N
   Distributor:payments are                                  ition that the
   o     pays s            ions to authorized brokers and dea
            timales concessd pays service fees as described alers at the
   o     may fie of sale ant of sales concessions and/or the bove,
            sernance paymenment to recipients under the plansadvance of the provice fee paynancing from its own resources or , or may
            resvide such fi affiliate,                       from the
   o     employources of anto support distribution of Class B
            Clas personnel                                   , Class C and
   o     bears ss N shares, sales literature, advertising and
            (otthe costs ofse furnished to current shareholde prospectuses
            "blher than thostration fees and certain other dirs) and state
            expue sky" regi                                  stribution
   o     may noenses,       adequately compensate dealers tha
            B, t be able toClass N shares without receiving pt sell Class
            theClass C and herefore may not be able to offer ayment under
            for plans and t the plans,                       such Classes
   o     receiv sale absentunder the plans consistent with th
            andes payments  sales charges paid by other non-pe service fees
            fun asset-basedge 12b-1 fees,                    roprietary
   o     may usds that charts under the plan to include the F
            thie the paymentribution programs that may increaund in various
            Funrd-party dis                                  se sales of
   o     may exd shares,   reased difficulty selling the Fund
            payperience incthe plan are discontinued because 's shares if comments under s have plans that pay dealers for most
            dispetitor fundrvices as much or more than the amrendering
            curtribution se paid by the Fund, and            ounts
   o     may norently being continue providing, at the same o
            cost be able toquality distribution sales effortsr at a lesser or t, the same ch services from brokers and deale and services,
            plato obtain suere to be discontinued.           rs, if the
               n payments w
                           utor's  actual expenses in selling
   C and Class The  Distrib be more than the  payments it rec Class B, Class contingent  N shares mayes charges  collected on redeemed eives  from the the Fund unddeferred sal.  If either the Class B, Class C shares and from is  terminater the plansund,  the Board of Trustees may alor Class N plan continue  paed  by the Fe asset-based sales charge to the low the Fund to
   distributingyments of thre the plan was terminated.       Distributor for
                shares befo
      Distribut            d to the Distributor in the Fiscal
               ion Fees Pai        10/31/04                   Year Ended

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

                  Total        Amount       Distributor's     Distributor's
                                              Aggregate       Unreimbursed
                                             Unreimbursed     Expenses as %
                Payments    Retained by     Expenses Under    of Net Assets
               Under Plan   Distributor          Plan           of Class

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

     Class B   $3,166,513   $2,460,0842      $16,926,277          5.42%
      Plan

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

     Class C   $1,052,106    $215,2213        $3,719,875          3.38%
      Plan

   --------------------------------------------------------------------------
   --------------------------------------------------------------------------

     Class N     $94,715      $63,5194         $376,075           1.67%
      Plan

   --------------------------------------------------------------------------

1.    Includes  amounts  paid  to an  affiliate  of the  Distributor's  parent company: $90,787.
2.    Includes  amounts  paid  to an  affiliate  of the  Distributor's  parent company: $59,416.
3.    Includes  amounts  paid  to an  affiliate  of the  Distributor's  parent company: $53,740.
4.  Includes  amounts  paid  to  an  affiliate  of  the  Distributor's  parent company: $2,760.

-----------

      All
payments
under   the
Class    B,
Class     C
and   Class
N     plans
are
subject  to
the
limitations
imposed  by
the
Conduct
Rules    of
the
National
Association
of
Securities
Dealers,
Inc.     on
payments
of
asset-based
sales
charges
and
service
fees.
-----------

Performance
of the Fund

Explanation
of
Performance
Terminology.
The Fund
uses a
variety of
terms to
illustrate
its
investment
performance.
Those
terms
include
"cumulative
total
return,"
"average
annual
total
return,"
"average
annual
total
return at
net asset
value" and
"total
return at
net asset
value." An
explanation
of how
total
returns
are
calculated
is set
forth
below. The
charts
below show
the Fund's
performance
as of the
Fund's
most
recent
fiscal
year end.
You can
obtain
current
performance
information
by calling
the Fund's
Transfer
Agent at
1.800.225.5677
or by
visiting
the
OppenheimerFunds
Internet
website at
www.oppenheimerfunds.com.

      The
Fund's
illustrations
of its
performance
data in
advertisements
must
comply
with rules
of the
SEC. Those
rules
describe
the types
of
performance
data that
may be
used and
how it is
to be
calculated.
In
general,
any
advertisement
by the
Fund of
its
performance
data must
include
the
average
annual
total
returns
for the
advertised
class of
shares of
the Fund.

      Use
of
standardized
performance
calculations
enables an
investor
to compare
the Fund's
performance
to the
performance
of other
funds for
the same
periods.
However, a
number of
factors
should be
considered
before
using the
Fund's
performance
information
as a basis
for
comparison
with other
investments:

o
         Total
         returns
         measure
         the
         performance
         of
         a
         hypothetical
         account
         in
         the
         Fund
         over
         various
         periods
         and
         do
         not
         show
         the
         performance
         of
         each
         shareholder's
         account.
         Your
         account's
         performance
         will
         vary
         from
         the
         model
         performance
         data
         if
         your
         dividends
         are
         received
         in
         cash,
         or
         you
         buy
         or
         sell
         shares
         during
         the
         period,
         or
         you
         bought
         your
         shares
         at
         a
         different
         time
         and
         price
         than
         the
         shares
         used
         in
         the
         model.
o     The
         Fund's
         performance
         returns
         do
         not
         reflect
         the
         effect
         of
         taxes
         on
         dividends
         and
         capital
         gains
         distributions.
o     An
         investment
         in
         the
         Fund
         is
         not
         insured
         by
         the
         FDIC
         or
         any
         other
         government
         agency.
o     The
         principal
         value
         of
         the
         Fund's
         shares,
         and
         total
         returns
         are
         not
         guaranteed
         and
         normally
         will
         fluctuate
         on
         a
         daily
         basis.
o     When
         an
         investor's
         shares
         are
         redeemed,
         they
         may
         be
         worth
         more
         or
         less
         than
         their
         original
         cost.
o
         Total
         returns
         for
         any
         given
         past
         period
         represent
         historical
         performance
         information
         and
         are
         not,
         and
         should
         not
         be
         considered,
         a
         prediction
         of
         future
         returns.

      The
performance
of each
class of
shares is
shown
separately,
because
the
performance
of each
class of
shares
will
usually be
different.
That is
because of
the
different
kinds of
expenses
each class
bears. The
total
returns of
each class
of shares
of the
Fund are
affected
by market
conditions,
the
quality of
the Fund's
investments,
the
maturity
of those
investments,
the types
of
investments
the Fund
holds, and
its
operating
expenses
that are
allocated
to the
particular
class.

      |X|
Total
Return
Information.
There are
different
types of
"total
returns"
to measure
the Fund's
performance.
Total
return is
the change
in value
of a
hypothetical
investment
in the
Fund over
a given
period,
assuming
that all
dividends
and
capital
gains
distributions
are
reinvested
in
additional
shares and
that the
investment
is
redeemed
at the end
of the
period.
Because of
differences
in
expenses
for each
class of
shares,
the total
returns
for each
class are
separately
measured.
The
cumulative
total
return
measures
the change
in value
over the
entire
period
(for
example,
ten
years). An
average
annual
total
return
shows the
average
rate of
return for
each year
in a
period
that would
produce
the
cumulative
total
return
over the
entire
period.
However,
average
annual
total
returns do
not show
actual
year-by-year
performance.
The Fund
uses
standardized
calculations
for its
total
returns as
prescribed
by the
SEC. The
methodology
is
discussed
below.

In
calculating
total
returns
for Class
A shares,
the
current
maximum
sales
charge of
5.75%(as a
percentage
of the
offering
price) is
deducted
from the
initial
investment
("P" in
the
formula
below)
(unless
the return
is shown
without
sales
charge, as
described
below).
For Class
B shares,
payment of
the
applicable
contingent
deferred
sales
charge is
applied,
depending
on the
period for
which the
return is
shown:
5.0% in
the first
year, 4.0%
in the
second
year, 3.0%
in the
third and
fourth
years,
2.0% in
the fifth
year, 1.0%
in the
sixth year
and none
thereafter.
For Class
C shares,
the 1.0%
contingent
deferred
sales
charge is
deducted
for
returns
for the
one-year
period.
For Class
N shares,
the 1.0%
contingent
deferred

          -----------------------------------------------------------------------

sales       - 1                                                 Average Annual Total Return
charge is
deducted
for
returns
for the
one-year
period,
and total
returns
for the
periods
prior to
03/01/01
(the
inception
date for
Class N
shares)
are based
on the
Fund's
Class A
returns,
adjusted
to reflect
the higher
Class N
12b-1
fees.
There is
no sales
charge on
Class Y
shares.

----------
  o
Average   -
Annual
Total
Return.
The
"average
annual
total
return" of
each class
is an
average
annual
compounded
rate of
return for
each year
in a
specified
number of
years. It
is the
rate of
return
based on
the change
in value
of a
hypothetic
initial
investmental
of $1,000
("P" in
the
formula
below)
held for a
number of
years ("n"
in the
formula)
to achieve
an Ending
Redeemable
Value
("ERV" in
the
formula)
of that
investment
according
to the    ,
following
formula:
----------

ERV   l/n -

          -----------------------------------------------------------------------

  P

-----------------------------------------------------------------------------

o     Avera    nnual Total Re               es on Distributions). The        - 1
"average an     total return                 distributions)" of Class A
shares is age Aerage annual c=uAverageer Taxof return for each year in a specified nnualr of years, adAnnual Total onthe effect of federal taxes
(calculatedn avng the highestReturnd(Aftere ginal federal income tax rates in effect oumbey reinvestmentTaxesdono show istributions made by the Fund during the  usiified period. Distributions)rof return based on the change in value ofn anypothetical in date) on any dt of $1,000 ("P" in the formula below) heldspec a number of yIt is the rate e formula) to achieve an ending value ("ATV a hn the formula)itial investmenment, after taking into account the effect  foraxes on Fund dears ("n" in thut not on the redemption of
Fund sharesD" icording to the of that investula:
           of t              istributions, b
ATVD   l/n , ac               following form
---

-----------------------------------------------------------------------------

  P

      o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

      o     Cumulative Total Return. The "cumulative total return"
calculation measures the change in value of a hypothetical investment of
$1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return

-----------

    P
o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares. There is no sales charge on Class Y shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

---------------------------------------------------------------------------------

            The Fund's Total Returns for the Periods Ended 10/31/04

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class of  Cumulative Total              Average Annual Total Returns
             Returns (10
              years or
Shares     life-of-class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

                                 1-Year            5-Year           10-Year
                                                (or life of       (or life of
                                                   class)           class)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

          After    Without  After    Without  After    Without After    Without
          Sales    Sales    Sales    Sales    Sales    Sales   Sales    Sales
           Charge   Charge   Charge   Charge   Charge  Charge   Charge   Charge

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class A1   41.93%   50.59%   1.47%    7.66%    -6.54%  -5.43%   5.19%    6.10%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class B2   44.09%   44.09%   1.88%    6.88%    -6.52%  -6.14%   5.42%    5.42%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class C3   43.08%   43.08%   5.88%    6.88%    -6.12%  -6.12%   5.32%    5.32%

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class N4  -23.75%  -23.75%   6.43%    7.43%    -7.13%  -7.13%    n/a      n/a

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Class Y5   55.29%   55.29%   8.08%    8.08%    -5.02%  -5.02%   6.57%    6.57%

---------------------------------------------------------------------------------

1.    Inception of Class A: 12/01/97.
2.    Inception of Class B: 12/01/97.
3.    Inception of Class C: 12/01/97.
4.    Inception of Class N: 03/01/01.
5.    Inception of Class Y: 12/01/97.

-----------------------------------------------------------------------------

   Average Annual Total Returns for Class A Shares1 (After Sales Charge)
                       For the Periods Ended 10/31/04

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

                                 1-Year          5-Year          10-Year
                                                               (or life of
                                                                 class)

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on Distributions     1.47%           -6.54%           5.19%

-----------------------------------------------------------------------------
-----------------------------------------------------------------------------

After Taxes on                   0.95%           -5.44%           4.50%
Distributions and
Redemption of Fund Shares

-----------------------------------------------------------------------------

  1. Inception of Class A shares: 12/1/97.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer
Agent at the addresses or telephone numbers shown on the cover of this
Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper, Inc.
("Lipper"). Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

|X|   Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector. The Fund is rated among Mid-Cap Growth
Category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the
Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,
o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

                                          Oppenheimer Limited Term Municipal Fund

76

ABOUT YOUR ACCOUNT

-----------------------------------------

            How to Buy Shares

-----------------------------------------

Additional information is presented
below about the methods that can be used
to buy shares of the Fund. Appendix B
contains more information about the
special sales charge arrangements
offered by the Fund, and the
circumstances in which sales charges may
be reduced or waived for certain classes
of investors.

When you purchase shares of the Fund,
your ownership interest in the shares of
the Fund will be recorded as a book
entry on the records of the Fund.  The
Fund will not issue or re-register
physical share certificates.

AccountLink. When shares are purchased
through AccountLink, each purchase must
be at least $50 and shareholders must
                ---
invest at least $500 before an Asset
Builder Plan (described below) can be
established on a new account. Accounts
established prior to November 1, 2002
will remain at $25 for additional
purchases. Shares will be purchased on
the regular business day the Distributor
is instructed to initiate the Automated
Clearing House ("ACH") transfer to buy
the shares. Dividends will begin to
accrue on shares purchased with the
proceeds of ACH transfers on the
business day the Fund receives Federal
Funds for the purchase through the ACH
system before the close of The New York
Stock Exchange (the "Exchange"). The
Exchange normally closes at 4:00 P.M.,
but may close earlier on certain days.
If Federal Funds are received on a
business day after the close of the
Exchange, the shares will be purchased
and dividends will begin to accrue on
the next regular business day. The
proceeds of ACH transfers are normally
received by the Fund three days after
the transfers are initiated. If the
proceeds of the ACH transfer are not
received on a timely basis, the
Distributor reserves the right to cancel
the purchase order. The Distributor and
the Fund are not responsible for any
delays in purchasing shares resulting
from delays in ACH transmissions.

Reduced Sales Charges. As discussed in
the Prospectus, a reduced sales charge
rate may be obtained for Class A shares
under Right of Accumulation and Letters
of Intent because of the economies of
sales efforts and reduction in expenses
realized by the Distributor, dealers and
brokers making such sales. No sales
charge is imposed in certain other
circumstances described in Appendix B to
this Statement of Additional Information
because the Distributor or dealer or
broker incurs little or no selling
expenses.

A fiduciary can count all shares
purchased for a trust, estate or other
fiduciary account (including one or more
employee benefit plans of the same
employer) that has multiple accounts.
The Distributor will add the value, at
current offering price, of the shares
you previously purchased and currently
own to the value of current purchases to
determine the sales charge rate that
applies. The reduced sales charge will
apply only to current purchases. You
must request it when you buy shares.
The Oppenheimer Funds.  The Oppenheimer
funds are those mutual funds for which
the Distributor acts as the distributor
and currently include the following:

Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Bond Fund                     Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Emerging Growth Fund          Fund, Inc.
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Opportunity Value Fund
Oppenheimer Enterprise Fund               Oppenheimer Quest Value Fund, Inc.
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Asset Fund
Oppenheimer Global Fund                   Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Opportunities Fund     Municipals
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Select Value Fund
Oppenheimer Growth Fund                   Oppenheimer Senior Floating Rate Fund
Oppenheimer High Yield Fund               Oppenheimer Small Cap Value Fund
Oppenheimer International Bond Fund       Oppenheimer Strategic Income Fund
Oppenheimer International Growth Fund     Oppenheimer Total Return Bond Fund
Oppenheimer  International  Small Company
Fund                                      Oppenheimer U.S. Government Trust
Oppenheimer International Value Fund      Oppenheimer Value Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Limited-Term New York Municipal Fund
Oppenheimer Limited-Term Government Fund  Rochester Fund Municipals

And the following money market funds:

Oppenheimer Cash Reserves                 Centennial Government Trust
Oppenheimer Money Market Fund, Inc.       Centennial Money Market Trust
                                          Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

   Letters of Intent. Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or (effective March 18, 2005) Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class A, Class B and (effective March 18th)
   Class C shares will determine the sales charge rate that applies to your
   Class A share purchases during that period. You can choose to include purchases made up to 90 days before the date of the Letter. Class A shares of Oppenheimer Money Market Fund, Inc. and Oppenheimer Cash Reserves fund on which you did not pay a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

         A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
   (effective March 18th) Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e. without a sales charge) do not count toward satisfying the amount of the Letter.

         Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The  Transfer  Agent  will not hold  shares in escrow for  purchases  of shares of the Fund and other Oppenheimer funds by  OppenheimerFunds  prototype
401(k) plans under a Letter.  If the intended  purchase  amount under a Letter entered into by an OppenheimerFunds  prototype 401(k) plan is not purchased by the plan by the end of the  Letter  period,  there  will be no  adjustment  of concessions paid to the  broker-dealer or financial  institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $500. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 and which have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of
Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in Appendix B to this Statement of Additional Information.  Certain special sales charge arrangements described in  Appendix B apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the plan has $5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B,
Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and
Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept purchase order of $100,000 or more for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:
o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix B to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,

         o  to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and

o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
               (other than rollovers from an OppenheimerFunds-sponsored
               Pinnacle or Ascender 401(k) plan to any IRA invested in the
               Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k)
               plan to any IRA invested in the Oppenheimer funds), and
            purchases of Class N shares by an OppenheimerFunds-sponsored
               Pinnacle or Ascender 401(k) plan made with the redemption
               proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and  service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:
o     A fund account whose shares were acquired after September 30th of the prior year;
o     A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
o     Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
o     A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
o     Accounts of shareholders that are held by broker-dealers under the NSCC
            Fund/SERV system;
o     Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
o     Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
o     A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
                                           ------------------------
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 P.M. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting

      ?  Securities Valuation. The Fund's Board of Trustees has established procedures for the valuation of the Fund's securities. In general those procedures are as follows:
o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:
(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or

(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.
o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:
(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.
      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).
      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

      Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor.

o     All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

      The following funds only offer Class A shares:

   Centennial California Tax Exempt Trust    Centennial Money Market Trust
   Centennial Government Trust               Centennial New York Tax Exempt

                                             Trust

   Centennial Money Market Trust             Centennial Tax Exempt Trust

   The following funds do not offer Class N shares:

   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:

   Limited Term New York Municipal Fund      Oppenheimer International Small Company
                                             Fund
   Oppenheimer AMT-Free Municipals          Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York Municipals Oppenheimer New Jersey Municipal Fund
   Oppenheimer Balanced Fund                Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund    Oppenheimer Principal Protected Main
                                            Street Fund
   Oppenheimer Capital Income Fund          Oppenheimer Principal Protected Main
                                            Street Fund II
   Oppenheimer Cash Reserves                Oppenheimer Principal Protected Main
                                            Street Fund III
   Oppenheimer Champion Income Fund         Oppenheimer Quest Capital Value Fund,
                                            Inc.
   Oppenheimer Convertible Securities Fund  Oppenheimer Quest International Value
                                            Fund, Inc.
   Oppenheimer Disciplined Allocation Fund  Oppenheimer Rochester National Municipals
   Oppenheimer Developing Markets Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals Fund Oppenheimer Small Cap Value Fund
   Oppenheimer International Growth Fund    Oppenheimer Total Return Bond Fund

o     Oppenheimer  Money  Market  Fund,  Inc.  only offers Class A and Class Y shares.

o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
   o  Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
   o  Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (2/4/2011).

o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/6/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     With respect to Class B shares (other than funds listed in the next bulleted item listed immediately below), the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund,Oppenheimer Senior
Floating Rate Fund, and Cash Reserves that were initially purchased as shares of Oppenheimer Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 5 years of the initial purchase of the exchanged Class B shares.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

      Processing  Exchange  Requests.  Shares to be exchanged  are redeemed on the regular  business day the Transfer Agent  receives an exchange  request in proper  form  (the  "Redemption  Date").  Normally,  shares  of the fund to be acquired are  purchased on the  Redemption  Date,  but such  purchases  may be delayed  by either  fund up to five  business  days if it  determines  that it
would  be   disadvantaged   by  an  immediate   transfer  of  the   redemption
proceeds.The  Fund  reserves  the  right,  in its  discretion,  to refuse  any exchange  request that may  disadvantage  it. For  example,  if the receipt of multiple  exchange  requests  from a dealer might require the  disposition  of portfolio  securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so.However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another."Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases.The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

            Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal
Service as undeliverable will be invested in shares of Oppenheimer Money
Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the Internal
Revenue Code of 1986, as amended.As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

Excise Tax on Regulated Investment Companies. Under the Internal Revenue
Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and
98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.
However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable
year.Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the
deduction.The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts.If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian. Citibank, N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates.The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance.Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. KPMG LLP serves as the
Independent Registered Public Accounting Firm for the Fund. KPMG LLP audits the Fund's financial statements and performs other related audit services.
KPMG LLP also acts as the independent registered public accounting firm the
Manager and for certain other funds advised by the Manager and its affiliates. Audit and non-audit services provided by KPMG LLP to the Fund must be pre-approved by the Audit Committee.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- THE BOARD OF TRUSTEES AND SHAREHOLDERS OF OPPENHEIMER MIDCAP FUND:

We have audited the accompanying statement of assets and liabilities of Oppenheimer MidCap Fund, including the statement of investments, as of October 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

        We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

        In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer MidCap Fund as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP Denver, Colorado December 16, 2004 19 | OPPENHEIMER MIDCAP FUND STATEMENT OF INVESTMENTS October 31, 2004 -------------------------------------------------------------------------------- VALUE SHARES SEE NOTE 1 -------------------------------------------------------------------------------- COMMON STOCKS--98.0% -------------------------------------------------------------------------------- CONSUMER DISCRETIONARY--23.4% -------------------------------------------------------------------------------- AUTO COMPONENTS--1.5% Gentex Corp. 433,700 $14,316,437 -------------------------------------------------------------------------------- AUTOMOBILES--1.5% Harley-Davidson, Inc. 258,200 14,864,574 -------------------------------------------------------------------------------- HOTELS, RESTAURANTS & LEISURE--4.7% P.F. Chang's China Bistro, Inc. 1 243,000 12,354,120 -------------------------------------------------------------------------------- Ruby Tuesday, Inc. 510,900 12,619,230 -------------------------------------------------------------------------------- Starbucks Corp. 1 392,714 20,766,716 ----------- 45,740,066 -------------------------------------------------------------------------------- HOUSEHOLD DURABLES--0.9% Harman International Industries, Inc. 68,700 8,256,366 -------------------------------------------------------------------------------- LEISURE EQUIPMENT & PRODUCTS--2.1% Brunswick Corp. 433,900 20,358,588 -------------------------------------------------------------------------------- MEDIA--1.7% Getty Images, Inc. 1 287,300 16,988,049 -------------------------------------------------------------------------------- SPECIALTY RETAIL--8.6% Bed Bath & Beyond, Inc. 1 424,600 17,319,434 -------------------------------------------------------------------------------- Chico's FAS, Inc. 1 387,600 15,515,628 -------------------------------------------------------------------------------- O'Reilly Automotive, Inc. 1 499,300 21,499,858 -------------------------------------------------------------------------------- PetsMart, Inc. 620,100 19,830,798 -------------------------------------------------------------------------------- Urban Outfitters, Inc. 1 237,100 9,721,100 ----------- 83,886,818 -------------------------------------------------------------------------------- TEXTILES, APPAREL & LUXURY GOODS--2.4% Coach, Inc. 1 494,183 23,043,753 -------------------------------------------------------------------------------- CONSUMER STAPLES--2.3% -------------------------------------------------------------------------------- FOOD & STAPLES RETAILING--2.3% Whole Foods Market, Inc. 268,800 21,888,384 -------------------------------------------------------------------------------- ENERGY--6.3% -------------------------------------------------------------------------------- ENERGY EQUIPMENT & SERVICES--3.4% BJ Services Co. 285,200 14,545,200 VALUE SHARES SEE NOTE 1 -------------------------------------------------------------------------------- ENERGY EQUIPMENT & SERVICES Continued Smith International, Inc. 1 314,800 $18,283,584 ----------- 32,828,784 -------------------------------------------------------------------------------- OIL & GAS--2.9% Apache Corp. 361,800 18,343,260 -------------------------------------------------------------------------------- XTO Energy, Inc. 297,300 9,923,874 ----------- 28,267,134 -------------------------------------------------------------------------------- FINANCIALS--10.6% -------------------------------------------------------------------------------- COMMERCIAL BANKS--2.2% Commerce Bancorp, Inc. 363,900 21,557,436 -------------------------------------------------------------------------------- DIVERSIFIED FINANCIAL SERVICES--5.4% Chicago Mercantile Exchange (The) 84,400 14,831,612 -------------------------------------------------------------------------------- Investors Financial Services Corp. 422,400 16,258,176 -------------------------------------------------------------------------------- Legg Mason, Inc. 342,900 21,846,159 ----------- 52,935,947 -------------------------------------------------------------------------------- INSURANCE--3.0% AMBAC Financial Group, Inc. 270,500 21,115,230 -------------------------------------------------------------------------------- Brown & Brown, Inc. 184,500 7,704,720 ----------- 28,819,950 -------------------------------------------------------------------------------- HEALTH CARE--18.7% -------------------------------------------------------------------------------- BIOTECHNOLOGY--4.1% Celgene Corp. 1 243,200 7,203,584 -------------------------------------------------------------------------------- Gen-Probe, Inc. 1 208,600 7,309,344 -------------------------------------------------------------------------------- Gilead Sciences, Inc. 1 728,000 25,210,640 ----------- 39,723,568 -------------------------------------------------------------------------------- HEALTH CARE EQUIPMENT & SUPPLIES--7.4% Bard (C.R.), Inc. 265,100 15,057,680 -------------------------------------------------------------------------------- Cooper Cos., Inc. (The) 173,500 12,205,725 -------------------------------------------------------------------------------- Idexx Laboratories, Inc. 1 99,200 4,944,128 20 | OPPENHEIMER MIDCAP FUND VALUE SHARES SEE NOTE 1 -------------------------------------------------------------------------------- HEALTH CARE EQUIPMENT & SUPPLIES Continued Stryker Corp. 181,900 $ 7,838,071 -------------------------------------------------------------------------------- Thermo Electron Corp. 1 530,700 15,390,300 -------------------------------------------------------------------------------- Varian Medical Systems, Inc. 1 424,252 17,033,718 ----------- 72,469,622 -------------------------------------------------------------------------------- HEALTH CARE PROVIDERS & SERVICES--7.2% Coventry Health Care, Inc. 1 381,250 15,593,125 -------------------------------------------------------------------------------- Health Management Associates, Inc., Cl. A 1,036,000 21,403,760 -------------------------------------------------------------------------------- Lincare Holdings, Inc. 1 290,500 10,678,780 -------------------------------------------------------------------------------- Patterson Cos., Inc. 1 593,200 22,245,000 ----------- 69,920,665 -------------------------------------------------------------------------------- INDUSTRIALS--14.3% -------------------------------------------------------------------------------- AEROSPACE & DEFENSE--2.2% L-3 Communications Holdings, Inc. 180,600 11,906,958 -------------------------------------------------------------------------------- Rockwell Collins, Inc. 262,700 9,317,969 ----------- 21,224,927 -------------------------------------------------------------------------------- AIR FREIGHT & LOGISTICS--2.8% Expeditors International of Washington, Inc. 472,000 26,951,200 -------------------------------------------------------------------------------- COMMERCIAL SERVICES & SUPPLIES--3.8% Apollo Group, Inc., Cl. A 1 889 58,674 -------------------------------------------------------------------------------- Corporate Executive Board Co. 313,200 19,935,180 -------------------------------------------------------------------------------- Stericycle, Inc. 1 383,900 17,402,187 ----------- 37,396,041 -------------------------------------------------------------------------------- MACHINERY--1.5% Donaldson Co., Inc. 479,700 14,247,090 -------------------------------------------------------------------------------- ROAD & RAIL--1.8% C.H. Robinson Worldwide, Inc. 323,600 17,454,984 VALUE SHARES SEE NOTE 1 -------------------------------------------------------------------------------- TRADING COMPANIES & DISTRIBUTORS--2.2% Fastenal Co. 397,300 $21,942,879 -------------------------------------------------------------------------------- INFORMATION TECHNOLOGY--22.4% -------------------------------------------------------------------------------- COMMUNICATIONS EQUIPMENT--1.6% Comverse Technology, Inc. 1 741,900 15,312,816 -------------------------------------------------------------------------------- ITF Optical Technologies, Inc. 1,2 384,000 265,805 ----------- 15,578,621 -------------------------------------------------------------------------------- ELECTRONIC EQUIPMENT & INSTRUMENTS--2.0% CDW Corp. 322,700 20,017,081 -------------------------------------------------------------------------------- INTERNET SOFTWARE & SERVICES--1.3% VeriSign, Inc. 1 468,100 12,559,123 -------------------------------------------------------------------------------- IT SERVICES--5.4% Affiliated Computer Services, Inc., Cl. A 1 404,400 22,060,020 -------------------------------------------------------------------------------- Alliance Data Systems Corp. 1 281,700 11,910,276 -------------------------------------------------------------------------------- Fiserv, Inc. 1 520,400 18,495,016 ----------- 52,465,312 -------------------------------------------------------------------------------- OFFICE ELECTRONICS--1.8% Zebra Technologies Corp., Cl. A 1 323,750 17,155,513 -------------------------------------------------------------------------------- SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.8% Linear Technology Corp. 453,900 17,193,732 -------------------------------------------------------------------------------- SOFTWARE--8.5% Adobe Systems, Inc. 500,600 28,048,618 -------------------------------------------------------------------------------- Amdocs Ltd. 1 593,700 14,931,555 -------------------------------------------------------------------------------- Electronic Arts, Inc. 1 299,400 13,449,048 -------------------------------------------------------------------------------- Intuit, Inc. 1 106,800 4,844,448 -------------------------------------------------------------------------------- Symantec Corp. 1 386,200 21,990,228 ----------- 83,263,897 ----------- Total Common Stocks (Cost $791,157,725) 953,316,541 21 | OPPENHEIMER MIDCAP FUND STATEMENT OF INVESTMENTS Continued -------------------------------------------------------------------------------- VALUE SHARES SEE NOTE 1 -------------------------------------------------------------------------------- PREFERRED STOCKS--0.0% -------------------------------------------------------------------------------- Axsun Technologies, Inc., Cv., Series C 1,2,3 771,208 $ 252,802 -------------------------------------------------------------------------------- Centerpoint Broadband Technologies, Inc., Cv., Series D 1,2 556,586 -- ----------- Total Preferred Stocks (Cost $14,999,994) 252,802 PRINCIPAL VALUE AMOUNT SEE NOTE 1 -------------------------------------------------------------------------------- JOINT REPURCHASE AGREEMENTS--1.8% --------------------------------------------------------------------------------

Undivided interest of 2.89% in joint repurchase agreement (Principal Amount/ Value $595,058,000, with a maturity value of $595,147,755) with UBS Warburg LLC, 1.81%, dated 10/29/04, to be repurchased at $17,215,596 on 11/1/04, collateralized by Federal National Mortgage Assn., 5.50%, 1/1/34--4/1/34, with a value of $607,720,116 (Cost $17,213,000) $ 17,213,000 $ 17,213,000

-------------------------------------------------------------------------------- TOTAL INVESTMENTS, AT VALUE (COST $823,370,719) 99.8% 970,782,343 -------------------------------------------------------------------------------- OTHER ASSETS NET OF LIABILITIES 0.2 2,116,180 ------------------------------ NET ASSETS 100.0% $972,898,523 ============================== FOOTNOTES TO STATEMENT OF INVESTMENTS 1. Non-income producing security. 2. Illiquid or restricted security. See Note 5 of Notes to Financial Statements. 3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of October 31, 2004 amounts to $252,802. Transactions during the period in which the issuer was an affiliate are as follows:

                           SHARES                                 SHARES
                         OCT. 31,       GROSS        GROSS      OCT. 31,     UNREALIZED      REALIZED    DIVIDEND
                             2003   ADDITIONS   REDUCTIONS          2004   DEPRECIATION          GAIN      INCOME
-----------------------------------------------------------------------------------------------------------------

PREFERRED STOCKS
Axsun Technologies,
Inc., Cv., Series C       771,208          --           --       771,208     $8,747,195    $       --         $--
fusionOne, Inc.,
8% Non-Cum
Cv., Series D           1,675,894          --    1,675,894            --             --     8,736,100          --
ITF Optical
Technologies,
Inc., Cv., Series A       200,000     184,000*     384,000            --             --            --          --
                                                                             ------------------------------------
                                                                             $8,747,195    $8,736,100         $--
                                                                             ====================================

*Issued as the result of a stock split.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 22 | OPPENHEIMER MIDCAP FUND STATEMENT OF ASSETS AND LIABILITIES October 31, 2004 --------------------------------------------------------------------------------

------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $814,370,722)                          $   970,529,541
Affiliated companies (cost $8,999,997)                                      252,802
                                                                    ----------------
                                                                        970,782,343
------------------------------------------------------------------------------------
Cash                                                                        717,908
------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                          2,994,769
Shares of beneficial interest sold                                          911,061
Interest and dividends                                                      126,232
Other                                                                         8,312
                                                                    ----------------
Total assets                                                            975,540,625

------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of beneficial interest redeemed                                    1,797,157
Transfer and shareholder servicing agent fees                               242,376
Shareholder communications                                                  205,253
Distribution and service plan fees                                          194,819
Trustees' compensation                                                      167,850
Other                                                                        34,647
                                                                    ----------------
Total liabilities                                                         2,642,102

------------------------------------------------------------------------------------
NET ASSETS                                                          $   972,898,523
                                                                    ================

------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------
Paid-in capital                                                     $ 1,951,582,203
------------------------------------------------------------------------------------
Accumulated net investment loss                                            (165,364)
------------------------------------------------------------------------------------
Accumulated net realized loss on investments                         (1,125,929,940)
------------------------------------------------------------------------------------
Net unrealized appreciation on investments                              147,411,624
                                                                    ----------------
NET ASSETS                                                          $   972,898,523
                                                                    ================
23 | OPPENHEIMER MIDCAP FUND STATEMENT OF ASSETS AND LIABILITIES Continued --------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets
of $504,291,744 and 33,529,515 shares of beneficial interest outstanding)                  $15.04
Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                         $15.96
--------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $312,315,072 and 21,853,772 shares of beneficial interest outstanding)                  $14.29
--------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $110,018,329 and 7,700,461 shares of beneficial interest outstanding)                   $14.29
--------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets
of $22,487,917 and 1,509,089 shares of beneficial interest outstanding)                    $14.90
--------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based
on net assets of $23,785,461 and 1,533,205 shares of beneficial interest outstanding)      $15.51
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 24 | OPPENHEIMER MIDCAP FUND STATEMENT OF OPERATIONS For the Year Ended October 31, 2004 -------------------------------------------------------------------------------- ---------------------------------------------------------------------- INVESTMENT INCOME ---------------------------------------------------------------------- Dividends (net of foreign withholding taxes of $7,200) $ 2,456,436 ---------------------------------------------------------------------- Interest 149,776 ------------- Total investment income 2,606,212 ---------------------------------------------------------------------- EXPENSES ---------------------------------------------------------------------- Management fees 6,352,334 ----------------------------------------------------------------------

Distribution and service plan fees:

Class A 1,111,508 Class B 3,166,513 Class C 1,052,106 Class N 94,715 ----------------------------------------------------------------------

Transfer and shareholder servicing agent fees:

Class A 2,025,128 Class B 1,704,643 Class C 546,056 Class N 110,995 Class Y 56,539 ---------------------------------------------------------------------- Shareholder communications: Class A 106,621 Class B 161,154 Class C 33,303 Class N 305 ---------------------------------------------------------------------- Trustees' compensation 54,773 ---------------------------------------------------------------------- Custodian fees and expenses 11,839 ---------------------------------------------------------------------- Other 115,006 ------------- Total expenses 16,703,538 Less reduction to custodian expenses (1,380) Less payments and waivers of expenses (1,207,102) ------------- Net expenses 15,495,056 ---------------------------------------------------------------------- NET INVESTMENT LOSS (12,888,844) ---------------------------------------------------------------------- REALIZED AND UNREALIZED GAIN (LOSS) ---------------------------------------------------------------------- Net realized gain on: Investments: Unaffiliated companies 84,566,296 Affiliated companies 8,736,100 Net increase from payment by affiliate 36,160 ------------- Net realized gain 93,338,556 ---------------------------------------------------------------------- Net change in unrealized appreciation on investments (17,276,110) ---------------------------------------------------------------------- NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS $ 63,173,602 ============= SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 25 | OPPENHEIMER MIDCAP FUND STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------------------------------------------

YEAR ENDED OCTOBER 31,                                          2004             2003
--------------------------------------------------------------------------------------

OPERATIONS
--------------------------------------------------------------------------------------
Net investment loss                                    $ (12,888,844)   $ (10,614,521)
--------------------------------------------------------------------------------------
Net realized gain (loss)                                  93,338,556      (67,296,474)
--------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)     (17,276,110)     233,645,940
                                                       -------------------------------
Net increase in net assets resulting from operations      63,173,602      155,734,945

--------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
beneficial interest transactions:
Class A                                                   41,101,126        2,926,569
Class B                                                  (36,309,315)     (20,575,816)
Class C                                                     (222,383)       2,421,302
Class N                                                    4,493,365        5,137,432
Class Y                                                    5,221,032        6,801,730

--------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------
Total increase                                            77,457,427      152,446,162
--------------------------------------------------------------------------------------
Beginning of period                                      895,441,096      742,994,934
                                                       -------------------------------
End of period (including accumulated net investment
loss of $165,364 and $146,500, respectively)           $ 972,898,523    $ 895,441,096
                                                       ===============================
SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 26 | OPPENHEIMER MIDCAP FUND FINANCIAL HIGHLIGHTS --------------------------------------------------------------------------------

CLASS A    YEAR ENDED OCTOBER 31,               2004         2003         2002         2001           2000
------------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.97     $  11.43     $  14.42     $  30.41     $    19.88
------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                    (.17)        (.12)        (.13)        (.02)           .04
Net realized and unrealized gain (loss)         1.24         2.66        (2.86)      (15.97)         10.49
                                            ----------------------------------------------------------------
Total from investment operations                1.07         2.54        (2.99)      (15.99)         10.53
------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  15.04     $  13.97     $  11.43     $  14.42     $    30.41
                                            ================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              7.66%       22.22%      (20.74)%     (52.58)%        52.97%
------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $504,292     $430,514     $351,983     $532,338     $1,055,967
------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $457,926     $366,050     $460,797     $718,814     $  728,168
------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                   (1.05)%      (1.01)%      (1.06)%      (0.09)%         0.28%
Total expenses                                  1.42%        1.61%        1.68%        1.33%          1.16%
Expenses after payments and waivers
and reduction to custodian expenses             1.33%        1.32%        1.47%        1.32%           N/A 3
------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%            23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 27 | OPPENHEIMER MIDCAP FUND FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS B     YEAR ENDED OCTOBER 31,              2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $  13.37     $  11.02     $  14.02     $  29.79     $  19.62
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.30)        (.23)        (.30)        (.15)        (.07)
Net realized and unrealized gain (loss)         1.22         2.58        (2.70)      (15.62)       10.24
                                            ---------------------------------------------------------------
Total from investment operations                 .92         2.35        (3.00)      (15.77)       10.17
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.29     $  13.37     $  11.02     $  14.02     $  29.79
                                            ===============================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              6.88%       21.33%      (21.40)%     (52.94)%      51.83%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $312,315     $327,880     $291,397     $438,962     $874,830
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $316,748     $291,209     $385,917     $592,096     $594,390
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                            (1.83)%      (1.75)%      (1.85)%      (0.84)%      (0.48)%
Total expenses                                  2.30%        2.51%        2.48%        2.08%        1.91%
Expenses after payments and waivers
and reduction to custodian expenses             2.12%        2.06%        2.27%        2.07%          N/A 3
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%          23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 28 | OPPENHEIMER MIDCAP FUND

CLASS C     YEAR ENDED OCTOBER 31,              2004         2003         2002         2001         2000
-----------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------

Net asset value, beginning of period        $  13.37     $  11.02     $  14.02     $  29.78     $  19.60
-----------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                             (.25)        (.20)        (.30)        (.15)        (.07)
Net realized and unrealized gain (loss)         1.17         2.55        (2.70)      (15.61)       10.25
                                            ---------------------------------------------------------------
Total from investment operations                 .92         2.35        (3.00)      (15.76)       10.18
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period              $  14.29     $  13.37     $  11.02     $  14.02     $  29.78
                                            ================================================================

-----------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1              6.88%       21.33%      (21.40)%     (52.92)%      51.94%
-----------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $110,018     $103,271     $ 83,351     $128,230     $247,566
-----------------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $105,285     $ 87,528     $112,436     $170,129     $161,221
-----------------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment loss                            (1.81)%      (1.77)%      (1.84)%      (0.85)%      (0.48)%
Total expenses                                  2.26%        2.49%        2.47%        2.08%        1.91%
Expenses after payments and waivers
and reduction to custodian expenses             2.10%        2.08%        2.26%        2.07%         N/A 3
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                          114%          76%          51%          84%          23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 29 | OPPENHEIMER MIDCAP FUND FINANCIAL HIGHLIGHTS Continued --------------------------------------------------------------------------------

CLASS N    YEAR ENDED OCTOBER 31,              2004        2003        2002      2001 1
-----------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 13.87     $ 11.38     $ 14.40     $ 19.54
-----------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.18)       (.17)       (.14)       (.05)
Net realized and unrealized gain (loss)        1.21        2.66       (2.88)      (5.09)
                                            ---------------------------------------------
Total from investment operations               1.03        2.49       (3.02)      (5.14)
-----------------------------------------------------------------------------------------
Net asset value, end of period              $ 14.90     $ 13.87     $ 11.38     $ 14.40
                                            =============================================

-----------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2             7.43%      21.88%     (20.97)%    (26.31)%
-----------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $22,488     $16,606     $ 8,846     $ 2,268
-----------------------------------------------------------------------------------------
Average net assets (in thousands)           $18,969     $11,846     $ 6,576     $ 1,250
-----------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment loss                           (1.28)%     (1.34)%     (1.28)%     (0.94)%
Total expenses                                 1.80%       1.86%       1.87%       1.73%
Expenses after payments and waivers
and reduction to custodian expenses            1.57%       1.64%       1.66%       1.72%
-----------------------------------------------------------------------------------------
Portfolio turnover rate                         114%         76%         51%         84%
1. For the period from March 1, 2001 (inception of offering) to October 31, 2001. 2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 3. Annualized for periods of less than one full year. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 30 | OPPENHEIMER MIDCAP FUND

CLASS Y    YEAR ENDED OCTOBER 31,              2004        2003          2002        2001     2000
----------------------------------------------------------------------------------------------------

PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------
Net asset value, beginning of period        $ 14.35     $ 11.71       $ 14.69     $ 30.86   $20.07
----------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                            (.13)       (.19)         (.08)       (.08)    (.02)
Net realized and unrealized gain (loss)        1.29        2.83         (2.90)     (16.09)    10.81
                                            --------------------------------------------------------
Total from investment operations               1.16        2.64         (2.98)     (16.17)    10.79
----------------------------------------------------------------------------------------------------
Net asset value, end of period              $ 15.51     $ 14.35       $ 11.71     $ 14.69    $30.86
                                            =========================================================

----------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 1             8.08%      22.55%       (20.29)%    (52.40)%   53.76%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)    $23,785     $17,171       $ 7,419     $ 4,759    $  115
----------------------------------------------------------------------------------------------------
Average net assets (in thousands)           $19,540     $11,928       $ 6,449     $ 2,720    $   33
----------------------------------------------------------------------------------------------------
Ratios to average net assets: 2
Net investment income (loss)                  (0.69)%     (0.80)%       (0.39)%     (0.12)%   0.60%
Total expenses                                 0.98%       1.11%         0.83%       1.07%    0.74%
Expenses after payments and waivers
and reduction to custodian expenses             N/A 3       N/A 3,4       N/A 3      1.02%     N/A 3
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                         114%         76%           51%         84%      23%
1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. 2. Annualized for periods of less than one full year. 3. Reduction to custodian expenses less than 0.01%. 4. Voluntary waiver of transfer agent fees less than 0.01%. SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS. 31 | OPPENHEIMER MIDCAP FUND NOTES TO FINANCIAL STATEMENTS -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment advisor is OppenheimerFunds, Inc. (the Manager).

        The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.

        The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Corporate, government and municipal debt instruments having a remaining maturity in excess of 60 days and all mortgage-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term “money market type” debt securities with remaining

32 | OPPENHEIMER MIDCAP FUND

maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------

FOREIGN CURRENCY TRANSLATION. The Fund’s accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Foreign exchange rates may be valued primarily using dealer supplied valuations or a portfolio pricing service authorized by the Board of Trustees.

        Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

        The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

--------------------------------------------------------------------------------

JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------

FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

33 | OPPENHEIMER MIDCAP FUND NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

NET UNREALIZED APPRECIATION BASED ON COST OF SECURITIES AND UNDISTRIBUTED UNDISTRIBUTED OTHER INVESTMENTS NET INVESTMENT LONG-TERM ACCUMULATED LOSS FOR FEDERAL INCOME INCOME GAIN CARRYFORWARD 1,2,3 TAX PURPOSES ------------------------------------------------------------------------- $-- $-- $1,125,748,750 $146,969,773 1. As of October 31, 2004, the Fund had $1,125,748,750 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of October 31, 2004, details of the capital loss carryforwards were as follows: EXPIRING

2008 $ 54,968,709 2009 765,251,646 4 2010 237,892,098 2011 67,636,297

Total $ 1,125,748,750 =============== 2. During the fiscal year ended October 31, 2004, the Fund utilized $93,361,075 of capital loss carryforward to offset capital gains realized in that fiscal year. 3. During the fiscal year ended October 31, 2003, the Fund did not utilize any capital loss carryforward. 4. Includes $260,660 of capital loss carryforwards acquired in the September 4, 2003 merger of Oppenheimer Select Managers Gartmore Millennium Growth Fund II.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for October 31, 2004. Net assets of the Fund were unaffected by the reclassifications.

INCREASE TO REDUCTION TO ACCUMULATED NET REDUCTION TO ACCUMULATED NET REALIZED LOSS PAID-IN CAPITAL INVESTMENT LOSS ON INVESTMENTS -------------------------------------------------------------- $12,833,820 $12,869,980 $36,160

No distributions were paid during the years ended October 31, 2004 and October 31, 2003.

        The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2004 are noted below. The primary difference between

34 | OPPENHEIMER MIDCAP FUND

book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities $ 823,812,570 ============= Gross unrealized appreciation $ 181,681,734 Gross unrealized depreciation (34,711,961) ------------- Net unrealized appreciation $ 146,969,773 ============= --------------------------------------------------------------------------------

TRUSTEES’ COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund’s independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the year ended October 31, 2004, the Fund’s projected benefit obligations were increased by $15,651 and payments of $3,871 were made to retired trustees, resulting in an accumulated liability of $158,276 as of October 31, 2004.

        The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------

CUSTODIAN FEES. Custodian Fees and Expenses in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. The Fund pays interest to its custodian on such cash overdrafts at a rate equal to the Federal Funds Rate plus 0.50%. The Reduction to Custodian Expenses line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

35 | OPPENHEIMER MIDCAP FUND NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 1. SIGNIFICANT ACCOUNTING POLICIES Continued SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. -------------------------------------------------------------------------------- OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. -------------------------------------------------------------------------------- 2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           YEAR ENDED OCTOBER 31, 2004    YEAR ENDED OCTOBER 31, 2003
                               SHARES           AMOUNT        SHARES           AMOUNT
--------------------------------------------------------------------------------------

CLASS A
Sold                       12,246,136    $ 177,432,418     8,268,487    $ 100,143,126
Acquisition-Note 6                 --               --       317,478        4,460,569
Redeemed                   (9,541,964)    (136,331,292)   (8,568,434)    (101,677,126)
                           -----------------------------------------------------------
Net increase                2,704,172    $  41,101,126        17,531    $   2,926,569
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS B
Sold                        3,400,008    $  46,414,529     4,126,736    $  48,252,675
Acquisition-Note 6                 --               --        38,399          517,234
Redeemed                   (6,061,337)     (82,723,844)   (6,086,687)     (69,345,725)
                           -----------------------------------------------------------
Net decrease               (2,661,329)   $ (36,309,315)   (1,921,552)   $ (20,575,816)
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS C
Sold                        2,068,251    $  28,190,122     2,083,749    $  24,228,356
Acquisition-Note 6                 --               --        33,708          453,714
Redeemed                   (2,092,647)     (28,412,505)   (1,956,908)     (22,260,768)
                           -----------------------------------------------------------
Net increase (decrease)       (24,396)   $    (222,383)      160,549    $   2,421,302
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS N
Sold                          849,973    $  12,080,873       680,615    $   8,317,381
Acquisition-Note 6                 --               --        11,483          160,308
Redeemed                     (538,064)      (7,587,508)     (271,906)      (3,340,257)
                           -----------------------------------------------------------
Net increase                  311,909    $   4,493,365       420,192    $   5,137,432
                           ===========================================================

--------------------------------------------------------------------------------------
CLASS Y
Sold                          908,690    $  13,499,650       896,395    $  11,097,195
Acquisition-Note 6                 --               --            52              743
Redeemed                     (571,650)      (8,278,618)     (333,575)      (4,296,208)
                           -----------------------------------------------------------
Net increase                  337,040    $   5,221,032       562,872    $   6,801,730
                           ===========================================================
36 | OPPENHEIMER MIDCAP FUND -------------------------------------------------------------------------------- 3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended October 31, 2004, were $1,042,594,551 and $1,040,932,136, respectively.

-------------------------------------------------------------------------------- 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $700 million, 0.58% of the next $1 billion, and 0.56% of average annual net assets in excess of $2.5 billion.

-------------------------------------------------------------------------------- ADMINISTRATION SERVICES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns. --------------------------------------------------------------------------------

TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended October 31, 2004, the Fund paid $3,161,855 to OFS for services to the Fund.

        Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

-------------------------------------------------------------------------------- DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. --------------------------------------------------------------------------------

SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B and Class C shares and 0.25% per year

37 | OPPENHEIMER MIDCAP FUND NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the plan at October 31, 2004 for Class B, Class C and Class N shares were $16,926,277, $3,719,875 and $376,075, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------

SALES CHARGES. Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A        CLASS B        CLASS C        CLASS N
                             CLASS A       CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                           FRONT-END         DEFERRED       DEFERRED       DEFERRED       DEFERRED
                       SALES CHARGES    SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
                         RETAINED BY      RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
YEAR ENDED               DISTRIBUTOR      DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------------------

October 31, 2004            $438,751          $15,043       $767,386        $18,618        $12,823
--------------------------------------------------------------------------------

PAYMENTS AND WAIVERS OF EXPENSES. Following a review of its use of brokerage commissions for sales that is permitted under its investment advisory agreement, the Fund’s Manager terminated that practice in July 2003. Subsequently, the Manager paid the Fund $36,160, an amount equivalent to certain of such commissions incurred in prior years.

OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the year ended October 31, 2004, OFS waived $404,191, $586,665, $172,572 and $43,674 for Class A, Class B, Class C and Class N shares, respectively. This undertaking may be amended or withdrawn at any time.

-------------------------------------------------------------------------------- 5. ILLIQUID OR RESTRICTED SECURITIES

As of October 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in

38 | OPPENHEIMER MIDCAP FUND

illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of October 31, 2004 was $518,607, which represents 0.05% of the Fund’s net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                                                              VALUATION
                                           ACQUISITION                            AS OF        UNREALIZED
SECURITY                                         DATES             COST   OCT. 31, 2004      DEPRECIATION
---------------------------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS

Axsun Technologies, Inc., Cv., Series C       12/13/00      $ 8,999,997        $252,802        $8,747,195
Centerpoint Broadband Technologies, Inc.,
Cv., Series D                                 10/23/00        5,999,997              --         5,999,997
ITF Optical Technologies, Inc.                  4/7/00        5,000,000         265,805         4,734,195
-------------------------------------------------------------------------------- 6. ACQUISITION OF OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

On September 4, 2003, the Fund acquired all of the net assets of Oppenheimer Select Managers Gartmore Millennium Growth Fund II, pursuant to an Agreement and Plan of Reorganization approved by the Oppenheimer Select Managers Gartmore Millennium Growth Fund II shareholders on August 29, 2003. The Fund issued (at an exchange ratio of 0.525672 for Class A, 0.537854 for Class B, 0.538216 for Class C, 0.524906 for Class N and 0.515156 for Class Y of the Fund to one share of Oppenheimer MidCap Fund 317,478; 38,399; 33,708; 11,483 and 52 shares of beneficial interest for Class A, Class B, Class C, Class N and Class Y, respectively, valued at $4,460,569, $517,234, $453,714, $160,308 and $743 in exchange for the net assets, resulting in combined Class A net assets of 430,352,457, Class B net assets of $328,027,097, Class C net assets of $102,832,057, Class N net assets of $15,671,309 and Class Y net assets of $16,967,112 on September 4, 2003. The net assets acquired included net unrealized appreciation of $858,837 and an unused capital loss carryforward of $1,913,251, potential utilization subject to tax limitations. The exchange qualified as a tax-free reorganization for federal income tax purposes.

-------------------------------------------------------------------------------- 7. LITIGATION

Six complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, “OppenheimerFunds”), as well as 51 of the Oppenheimer funds (collectively, the “Funds”) including this Fund, and nine Directors/Trustees of certain of the Funds other than this Fund (collectively, the “Directors/Trustees”). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the

39 | OPPENHEIMER MIDCAP FUND NOTES TO FINANCIAL STATEMENTS Continued -------------------------------------------------------------------------------- -------------------------------------------------------------------------------- 7. LITIGATION Continued

Investment Company Act of 1940 and at common law. By order dated October 27, 2004, these six actions, and future related actions, were consolidated by the U.S. District Court for the Southern District of New York into a single consolidated proceeding in contemplation of the filing of a superseding consolidated and amended complaint.

        OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

40 | OPPENHEIMER MIDCAP FUND

                                     A-1
                                  Appendix A

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

B-11

                                  Appendix B

        OppenheimerFunds Special Sales Charge Arrangements and Waivers
        --------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares2 Certain waivers also apply to Class M shares of Oppenheimer
Convertible Securities Fund.1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.3 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.2  That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc.,
(referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,

         3) employee benefit plans4 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue
Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.3
         4) Group Retirement Plans5 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate
in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and
403(b) plans other than plans for public school employees. The term "Group
Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.4

         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

 Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."6 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.5 This waiver provision applies to:

      Purchases of Class A shares aggregating $1 million or more.
      Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
      Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
      Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

            Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
      The Manager or its affiliates.

      Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.

      Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
      Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
      Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
      Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
      Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
      "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
      Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
      Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
      A unit investment trust that has entered into an appropriate agreement with the Distributor.
      Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
      Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
      A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
      A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
      Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
      Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.

      Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

      Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
      To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
      Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
      For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal

            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.

         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         Hardship withdrawals, as defined in the plan.7
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.8
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
      For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
      For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
      For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.

   Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer Funds
---------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
      Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
      Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
      The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
      Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
      Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
      Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.

      Redemptions of Class C shares of an Oppenheimer fund in amounts of $1 million or more requested in writing by a Retirement Plan sponsor and submitted more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested to purchase Class N shares of one or more Oppenheimer funds.

      Distributions9 from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.10
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.11
         9) On account of the participant's separation from service.12
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.

      Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
      Shares sold to the Manager or its affiliates.
      Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
      Shares issued in plans of reorganization to which the Fund is a party.
      Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

   Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
           Funds Who Were Shareholders of Former Quest for Value Funds
-------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:

   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
      acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
      purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

      Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

      Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:

o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

      Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

      Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:

o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and

o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

 Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
          Funds Who Were Shareholders of Connecticut Mutual Investment
                                 Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account         Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account         CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account         CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

      Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

      Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or

   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.

   Special Reduced Sales Charge for Former Shareholders of Advance America

                                    Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer AMT-Free Municipals, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.

      Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
      the Manager and its affiliates,
      present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
      registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
      dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
      employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
      dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
      dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.
B-12

      Sales Charge Waivers Brochure -070604

Oppenheimer MidCap Fund

Internet Website
   www.oppenheimerfunds.com
   ------------------------

Investment Advisor
     OppenheimerFunds, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 12081-1008

Distributor
     OppenheimerFunds Distributor, Inc.
     Two World Financial Center
     225 Liberty Street, 11th Floor
     New York, New York 12081-1008

Transfer Agent
     OppenheimerFunds Services
     P.O. Box 5270
     Denver, Colorado 80217
     1.800.CALL.OPP (225.5677)

Custodian Bank
     Citibank, N.A.
     111 Wall Street
     New York, New York 10005

Independent Registered Public Accounting Firm

     KPMG LLP
     707 Seventeenth Street
     Denver, Colorado 80202

Legal Counsel
     Mayer, Brown, Rowe & Maw
     1675 Broadway
     New York, New York 10019

PX745.001.0205

--------

1 In accordance with Rule 12b-1 of the Investment Company Act, the term
"Independent Trustees/Director" in this Statement of Additional Information refers to those Trustees who are not "interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

7 This provision does not apply to IRAs.

8 This provision only applies to qualified retirement plans and 403(b)(7)
custodial plans after your separation from service in or after the year you reached age 55..

9 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
10 This provision does not apply to IRAs.
11 This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
12 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                            OPPENHEIMER MIDCAP FUND

                                   FORM N-1A

                                    PART C

                               OTHER INFORMATION

Item 23.    Exhibits:
--------    --------

            (a)   Amended and  Restated  Declaration  of Trust dated  12/5/02:
Filed  with  Registrant's   Post-Effective  Amendment  No.  8,  12/20/02,  and
incorporated herein by reference.

            (b)   By-Laws  dated  6/18/97:  Filed  with  Registrant's  Initial
Registration Statement (Reg. No. 333-31533),  7/18/97, and incorporated herein by reference.

            (c)   (i)  Specimen   Class  A  Share   Certificate:   Filed  with
Registrant's Initial Registration Statement,  7/18/97, and incorporated herein by reference.

                  (ii)  Specimen  Class  B  Share   Certificate:   Filed  with
Registrant's Initial Registration Statement,  7/18/97, and incorporated herein by reference.

                  (iii)  Specimen  Class  C  Share  Certificate:   Filed  with
Registrant's Initial Registration Statement,  7/18/97, and incorporated herein by reference.

                  (iv) Specimen Class N Shares  Certificate:  Previously filed with Registrant's  Post-Effective Amendment No. 5, dated December 6, 2000, and incorporated herein by reference.

                  (v)  Specimen   Class  Y  Share   Certificate:   Filed  with
Registrant's Initial Registration Statement,  7/18/97, and incorporated herein by reference.

            (d)   Amended and Restated  Investment  Advisory  Agreement  dated
      1/1/05: Filed herewith.

            (e)   (i)   General Distributor's Agreement dated 11/17/97,  filed
with  Registrant's   Pre-Effective  Amendment  No.  2  (Reg.  No.  333-31533),
11/3/97, and incorporated herein by reference.

                  (ii)  Form   of   Dealer   Agreement   of   OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(iii) Form  of  Broker  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(iv)  Form  of  Agency  Agreement  of  OppenheimerFunds   Distributor,   Inc.:
Previously  filed with  Post-Effective  Amendment  No. 45 to the  Registration
Statement of Oppenheimer  High Yield Fund (Reg. No.  2-62076),  10/26/01,  and
incorporated herein by reference.

(v)   Form of Trust Company Fund/SERV Purchase  Agreement of  OppenheimerFunds
Distributor,  Inc.:  Previously filed with Post-Effective  Amendment No. 45 to the Registration  Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

(vi)  Form of Trust Company Agency Agreement of OppenheimerFunds  Distributor,
Inc.:   Previously  filed  with   Post-Effective   Amendment  No.  45  to  the
Registration  Statement of  Oppenheimer  High Yield Fund (Reg.  No.  2-62076),
10/26/01, and incorporated herein by reference.

            (f)   Form  of  Deferred   Compensation   Plan  for  Disinterested
Trustees/Directors:  Previously filed with Post-Effective  Amendment No. 43 to the  Registration  Statement of  Oppenheimer  Quest For Value Funds (Reg.  No.
33-15489), 12/21/98, and incorporated herein by reference.

            (g)   Global  Custodial  Services  Agreement dated August 16,2002, between Registrant and Citibank,  N.A.:  Previously filed with  Post-Effective
Amendment No. 10 to the  Registration  Statement of Oppenheimer  International
Bond Fund (Reg. No. 33-58383), 11/21/02, and incorporated herein by reference.

            (h)   Not applicable.

            (i)   Opinion and  Consent of Counsel  dated  11/3/97:  Filed with
Registrant's Pre-Effective Amendment No. 2 (Reg. No. 333-31533),  11/3/97, and
incorporated herein by reference.

            (j)   Independent  Registered  Public  Accounting  Firm's Consent:
                  Filed herewith.

            (k)   Not applicable.

            (l)   Investment Letter dated 10/1/97 from OppenheimerFunds,  Inc.
to Registrant:  Filed with Registrant's  Post-Effective  Amendment No. 2 (Reg.
No. 333-31533), 11/3/97, and incorporated herein by reference.

            (m)   (i) Amended and  Restated  Service  Plan and  Agreement  for
Class A shares  dated  5/10/04:  Filed with  Post-Effective  Amendment  No. 10 dated 12/20/04 and incorporated  herein by reference.

                  (ii)         Amended and Restated  Distribution  and Service
Plan and Agreement for Class B shares dated  2/3/98:  Filed with  Registrant's
Post-Effective   Amendment  No.  1  (Reg.   No.   333-31533),   5/11/98,   and
incorporated herein by reference.

            (iii)        Amended  and  Restated   Distribution  and
Service  Plan and  Agreement  for Class C shares  dated  2/11/04:  Filed  with
Post-Effective  Amendment  No. 10 dated  12/20/04 and  incorporated  herein by reference.

                  (iv)         Distribution  and  Service  Plan and  Agreement
for Class N shares dated 2/05/01:  Filed with Post-Effective  Amendment No. 10 dated 12/20/04 and incorporated herein by reference.

(n)   Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
9/15/04: Previously filed with Post-Effective Amendment No. 24 to the
Registration Statement of Oppenheimer Cash Reserves (Reg. No. 33-23223),
9/27/04, and incorporated herein by reference.

            (o)   (i)  Powers of Attorney for all Trustees and officers
(except for Messrs. Robert Galli, Brian Wixted, Brian Wrubble and John
Murphy): Previously filed with Registrant's Initial Registration Statement,
7/18/97, and incorporated herein by reference.

                  (ii)         Certified Board Resolutions: Previously filed
with Registrant's Pre-Effective Amendment No. 1, 9/22/97, and incorporated herein by reference.

                  (iii)        Power of Attorney (including Certified Board
resolution) for Robert G. Galli: Previously filed with Post-Effective
Amendment No. 43 to the Registration Statement of Oppenheimer Quest For Value
Funds (Reg. No. 33-15489), 12/21/98, and incorporated herein by reference.

                  (iv)  Power of Attorney for Brian W. Wixted: Previously
filed with Post-Effective Amendment No. 5 to the Registration Statement of
Oppenheimer Quest Capital Value Fund, Inc., (Reg. No. 333-16881), 2/22/00,
and incorporated herein by reference.

                  (v)    Powers of Attorney for Brian Wruble and John V.
Murphy: Previously filed with Post Effective Amendment No. 49 to the
Registration Statement of Oppenheimer Quest Value Fund, Inc., (Reg. No.
2-65223), 2/26/02, and incorporated herein by reference.

            (p)   Amended and Restated Code of Ethics of the Oppenheimer
Funds dated February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with the Initial Registration Statement of
Oppenheimer Dividend Growth Fund (Reg. No. 333-122902), 2/18/05, and
incorporated herein by reference.

Item 24.    Persons Controlled by or Under Common Control with the Fund

            None.

Item 25.    Indemnification

--------          -------------------

Reference is made to the provisions of Article Seven of  Registrant's  Amended
and  Restated   Declaration  of  Trust   referenced  in  Item  23(a)  to  this
Registration Statement, and incorporated herein by reference.

      Insofar as indemnification  for liabilities arising under the Securities
Act of 1933 may be permitted to trustees,  officers and controlling persons of
Registrant pursuant to the foregoing  provisions or otherwise,  Registrant has been advised  that in the opinion of the  Securities  and Exchange  Commission such  indemnification  is against public policy as expressed in the Securities
Act of 1933 and is,  therefore,  unenforceable.  In the event that a claim for
indemnification   against  such   liabilities   (other  than  the  payment  by
Registrant of expenses  incurred or paid by a trustee,  officer or controlling person  of  Registrant  in the  successful  defense  of any  action,  suit  or proceeding)  is  asserted  by such  trustee,  officer or  controlling  person,
Registrant  will,  unless in the  opinion of its  counsel  the matter has been
settled  by   controlling   precedent,   submit  to  a  court  of  appropriate
jurisdiction  the  question  whether  such  indemnification  by it is  against public policy as expressed in the  Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

---------
-----------------------------------------------------------------------

(a)   OppenheimerFunds,  Inc. is the investment adviser of the Registrant;  it and certain  subsidiaries  and  affiliates  act in the same  capacity to other investment companies,  including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There  is  set  forth  below  information  as  to  any  other  business, profession,  vocation  or  employment  of a  substantial  nature in which each officer and director of  OppenheimerFunds,  Inc. is, or at any time during the past two fiscal  years has been,  engaged  for  his/her  own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------

Name  and   Current   Position
with OppenheimerFunds, Inc.    Other  Business and  Connections  During the Past
                               Two Years

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lizbeth Aaron-DiGiovanni,      Formerly  Vice  President  (April 2000) and First
Vice President                 Vice  President   (February  2003-July  2004)  of
                               Citigroup Global Markets Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy L. Abbuhl,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emeline S. Adwers,             Formerly  Senior  Analyst  at  Palantir   Capital
Vice President                 (November 1999-January 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan,                   Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.,  Shareholder Financial Services,  Inc., OFI
                               Private  Investments,  Inc. and Centennial  Asset
                               Management Corporation;  Senior Vice President of
                               Shareholders Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carl Algermissen,              Formerly  Associate  Counsel and Legal Compliance
Assistant   Vice  President  & Officer at Great  West-Life  & Annuity  Insurance
Associate Counsel              Co.  (February  2004-October  2004);   previously
                               with   INVESCO    Funds   Group,    Inc.    (June
                               1993-December  2003),  most  recently  as  Senior
                               Staff Attorney.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Amato,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik Anderson,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Beck Apostolopoulos,    Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante,             Secretary     (since     December    2001)    of:
Vice President & Secretary     OppenheimerFunds  Distributor,  Inc.,  Centennial
                               Asset   Management    Corporation,    Oppenheimer
                               Partnership  Holdings,   Inc.,  Oppenheimer  Real
                               Asset  Management,  Inc.,  Shareholder  Financial
                               Services,  Inc.,  Shareholder Services,  Inc. and
                               OppenheimerFunds  Legacy Program;  (since January
                               2005)   of    Trinity    Investment    Management
                               Corporation.  Secretary  (since  June  2003)  of:
                               HarbourView  Asset  Management  Corporation,  OFI
                               Private  Investments,  Inc. and OFI Institutional
                               Asset  Management,   Inc.   Assistant   Secretary
                               (since December 2001) of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hany S. Ayad,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Baker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Banta,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joanne Bardell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Baum,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeff Baumgartner,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Connie Bechtolt,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lalit K. Behal                 Assistant    Secretary   of   HarbourView   Asset
Assistant Vice President       Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert,             Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald Bellamy,                Assistant  Vice  President  of OFI  Institutional
Assistant Vice President       Asset Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Erik S. Berg,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rajeev Bhaman,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Billings,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Binning,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop,              Treasurer     (since     October     2003)     of
Vice President                 OppenheimerFunds     Distributor,     Inc.    and
                               Centennial Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John R. Blomfield,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa I. Bloomberg,             Formerly   First  Vice  President  and  Associate
Vice   President  &  Associate General  Counsel of UBS  Financial  Services Inc.
Counsel                        (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Veronika Boesch,               Formerly  (until  February  2004) an  independent
Assistant Vice President       consultant/coach in organizational development.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chad Boll,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antulio N. Bomfim,             A  senior  economist  with  the  Federal  Reserve
Vice President                 Board (June 1992-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. Bonnell,               Vice  President of  Centennial  Asset  Management
Vice President                 Corporation.  Formerly  a  Portfolio  Manager  at
                               Strong Financial Corporation (May 1999-May 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Borre Massick,        None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori E. Bostrom,               Formerly Vice President and Corporate  Counsel at
Vice    President   &   Senior Prudential   Financial   Inc.   (October  2002  -
Counsel                        November 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Boydell,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Bromberg,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lowell Scott Brooks,           Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joan Brunelle,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Burke,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Burns,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeoffrey Caan,                 Formerly  Vice  President  of ABN AMRO  NA,  Inc.
Vice President                 (June 2002-August 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine Carroll,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debra Casey,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Castro,                  None
Assistant Vie President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Chaffee,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Chibnik,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brett Clark,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

H.C. Digby Clements,           None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Peter V. Cocuzza,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gerald James Conception,       Formerly  (until  November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Cornwell,                Vice  President of  Centennial  Asset  Management
Vice President                 Corporation,   Shareholder   Financial  Services,
                               Inc. and OppenheimerFunds  Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Cottier,                 None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Coulston,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie C. Cusker,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George Curry,                  None.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Damian,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John M. Davis,                 Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig P. Dinsell,              None
Executive Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randall C. Dishmon,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rebecca K. Dolan               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven D. Dombrower,           Senior    Vice    President    of   OFI   Private
Vice President                 Investments,     Inc.;    Vice    President    of
                               OppenheimerFunds Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Doyle,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bruce C. Dunbar,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Dvorak,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Edmiston,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel R. Engstrom,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Robert Erven             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Evans,               None
Senior  Vice   President   and
Director   of    International
Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward N. Everett,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathy Faber,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Falicia,                 Assistant   Secretary   (as  of  July   2004)  of
Assistant Vice President       HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Farrar,               Vice President of OFI Private Investments, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Farrell,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Emmanuel Ferreira,             Formerly  a  portfolio   manager   with   Lashire
Vice President                 Investments (July 1999-December 2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding,            Vice President of  OppenheimerFunds  Distributor,
Senior Vice President;         Inc.;  Director of ICI Mutual Insurance  Company;
Chairman   of  the   Rochester Governor of St. John's  College;  Chairman of the
Division                       Board of  Directors  of  International  Museum of
                               Photography at George Eastman House.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradley G. Finkle,             Formerly Head of Business  Management/Proprietary
Vice President                 Distribution   at  Citigroup   Asset   Management
                               (August 1986-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Finley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jordan Hayes Foster,           Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Foxhoven,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Colleen M. Franca,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dominic Freud,                 Formerly,   a   Partner   and   European   Equity
Vice President                 Portfolio  manager  at  SLS  Management  (January
                               2002-February 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dan Gagliardo,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hazem Gamal,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Seth Gelman,                   Formerly  an  Associate  in the Asset  Management
Vice President                 Legal   Department   at   Goldman   Sachs  &  Co.
                               (February 2003-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Subrata Ghose,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles W. Gilbert,            None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip S. Gillespie,          Formerly  First Vice  President of Merrill  Lynch
Senior   Vice    President   & Investment Management (2001 to September 2004).
Deputy General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan C. Gilston,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill E. Glazerman,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bejamin J. Gord,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc..

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Granger,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert B. Grill,               None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Haley,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marilyn Hall,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Haney,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Hauenstein,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas B. Hayes,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dennis Hess,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Higgins,                Vice   President  of  OFI   Institutional   Asset
Vice President                 Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dorothy F. Hirshman,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Hoelscher,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott T. Huebl,                Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Margaret Hui,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Huttlin,                  Senior   Vice   President    (Director   of   the
Vice President                 International  Division)  (since January 2004) of
                               OFI   Institutional   Asset   Management,   Inc.;
                               Director  (since  June 2003) of  OppenheimerFunds
                               (Asia) Limited

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Corry E. Hyer,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James G. Hyland,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve P. Ilnitzki,             Vice President of  OppenheimerFunds  Distributor,
Senior Vice President          Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kelly Bridget Ireland,         Vice   President    (since   January   2004)   of
Vice President                 OppenheimerFunds   Distributor   Inc.   Formerly,
                               Director  of  INVESCO  Distributors  Inc.  (April
                               2000-December 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives,              Vice   President  and   Assistant   Secretary  of
Vice     President,     Senior OppenheimerFunds     Distributor,     Inc.    and
Counsel     and      Assistant Shareholder  Services,  Inc.; Assistant Secretary
Secretary                      of  Centennial  Asset   Management   Corporation,
                               OppenheimerFunds  Legacy Program and  Shareholder
                               Financial Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Jaume,                 Senior  Vice  President  of   HarbourView   Asset
Vice President                 Management   Corporation  and  OFI  Institutional
                               Asset  Management,  Inc.;  Director  of OFI Trust
                               Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Frank V. Jennings,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Jennings,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Michael Johnson,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Kadehjian,                Formerly Vice President,  Compensation Manager at
Assistant Vice President       The  Bank  of New  York  (November  1996-November
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Kandilis,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer E. Kane,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lynn O. Keeshan,               Assistant  Treasurer of  OppenheimerFunds  Legacy
Senior Vice President          Program

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas W. Keffer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cristina J. Keller,            Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh,                 Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin S. Korn,                Formerly  a  Senior  Vice  President  at  Bank of
Senior Vice President          America   (Wealth   and   Investment   Management
                               Technology Group) (March 2002-August 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Kourkoulakos,            None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Kramer,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Kunz,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Lamentino,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John W. Land,                  Formerly  Human  Resources   Manager  at  Goldman
Assistant Vice President       Sachs (October 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Latino,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kristina Lawrence,             Formerly     Assistant    Vice    President    of
Vice President                 OppenheimerFunds,   Inc.   (November   2002-March
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Guy E. Leaf,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gayle Leavitt,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher M. Leavy,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Randy Legg,                    Formerly   an   associate    with   Dechert   LLP
Assistant   Vice  President  & (September 1998-January 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Laura Leitzinger,              Senior Vice  President of  Shareholder  Services,
Vice President                 Inc.;  Vice  President of  Shareholder  Financial
                               Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Justin Leverenz,               Formerly,   a   research/technology   analyst  at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael S. Levine,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gang Li,                       None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Shanquan Li,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Lifshey,                Formerly a  Marketing  Manager at PIMCO  Advisors
Assistant Vice President       (January 2002-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mitchell J. Lindauer,          None
Vice   President  &  Assistant
General Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bill Linden,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa B. Lischin,            Assistant  Vice  President  of   OppenheimerFunds
Vice President                 Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Lolli,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel G. Loughran             None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patricia Lovett,               Vice   President   of    Shareholder    Financial
Vice President                 Services,  Inc.  and  Senior  Vice  President  of
                               Shareholder Services, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dongyan Ma,                    Formerly  an  Assistant   Vice   President   with
Assistant Vice President       Standish   Mellon   Asset   Management   (October
                               2001-October 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steve Macchia,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark H. Madden,                Formerly   Senior  Vice   President   and  Senior
Vice President                 Portfolio Manager with Pioneer Investments,  Inc.
                               (July 1990-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Magee,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Mandzij,              Formerly   Marketing   Manager   -  Sales   Force
Assistant Vice President       Marketing     (March     2003-June    2004)    of
                               OppenheimerFunds, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry Mandzij,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angelo G. Manioudakis          Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation and of OFI  Institutional
                               Asset   Management,   Inc.   Formerly   Executive
                               Director  and   portfolio   manager  for  Miller,
                               Anderson  &   Sherrerd,   a  division  of  Morgan
                               Stanley Investment  Management (August 1993-April
                               2002).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia,                  Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan Mattisinko,              Assistant    Secretary   of   HarbourView   Asset
Vice   President  &  Associate Management  Corporation,  OppenheimerFunds Legacy
Counsel                        Program,  OFI  Private  Investments,   Inc.,  OFI
                               Institutional Asset Management,  Inc., Centennial
                               Asset  Management  Corporation,  Oppenheimer Real
                               Asset  Management,  Inc.  and Trinity  Investment
                               Management Corporation.  Formerly an Associate at
                               Sidley  Austin Brown and Wood LLP (1995 - October
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elizabeth McCormack,           Vice   President  and   Assistant   Secretary  of
Vice President                 HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph McGovern,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles L. McKenzie,           Chairman  of the Board and  Director of OFI Trust
Senior Vice President          Company;  Chief  Executive  Officer,   President,
                               Senior   Managing   Director   and   Director  of
                               HarbourView Asset Management  Corporation and OFI
                               Institutional Asset Management,  Inc.; President,
                               Chairman  and  Director  of  Trinity   Investment
                               Management Corporation

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucienne Mercogliano,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Miao,                    Formerly an Associate  with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 1999 - May 2004).
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew J. Mika,                None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nikolaos D. Monoyios,          None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles Moon,                  Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and  of  OFI   Institutional   Asset
                               Management, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Murphy,                   President    and    Director    of    Oppenheimer
Chairman, President, Chief     Acquisition  Corp.  and  Oppenheimer  Partnership
Executive Officer & Director   Holdings,   Inc.  Director  of  Centennial  Asset
                               Management     Corporation,      OppenheimerFunds
                               Distributor,    Inc.;    Chairman   Director   of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial Services,  Inc.; President and Director
                               f  OppenheimerFunds  Legacy Program;  Director of
                               OFI   Institutional   Asset   Management,   Inc.,
                               Trinity   Investment   Management    Corporation,
                               Tremont  Capital  Management,  Inc.,  HarbourView
                               Asset   Management   Corporation,   OFI   Private
                               Investments,  Inc.;  President  and  Director  of
                               Oppenheimer   Real   Asset   Management,    Inc.;
                               Executive Vice President of Massachusetts  Mutual
                               Life   Insurance   Company;   Director   of   DLB
                               Acquisition   Corporation;   a   member   of  the
                               Investment    Company    Institute's   Board   of
                               Governors.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Meaghan Murphy,                Formerly  Marketing  Professional,  RFP Writer at
Assistant Vice President       JP Morgan  Fleming Asset  Management  (May 2002 -
                               October 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Suzanne Murphy,                Formerly  (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas J. Murray,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Nadler,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Nichols,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Norman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James B. O'Connell,            Formerly   a   Senior    Designer    Manager   of
Assistant Vice President       OppenheimerFunds,  Inc.  (April  2002 -  December
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew O'Donnell,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John O'Hare,                   Formerly  Executive  Vice President and Portfolio
Vice President                 Manager  (June  2000 -  August  2003)  at  Geneva
                               Capital Management, Ltd.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Okray,                 Formerly   Vice   President,    Head   of   Trust
Vice President                 Operations at Lehman Brothers (June  2004-October
                               2004)  prior to which  he was an  Assistant  Vice
                               President,   Director   of  Trust   Services   at
                               Cambridge Trust Company (October 2002-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lerae A. Palumbo,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David P. Pellegrino,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allison C. Pells,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert H. Pemble,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lori L. Penna,                 Formerly  an RFP  Manager/Associate  at  JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian Petersen,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marmeline Petion-Midy,         Formerly a Senior Financial  Analyst with General
Assistant Vice President       Motors,  NY Treasurer's  Office (July  2000-Augut
                               2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Pfeffer,                 Senior  Vice  President  of   HarbourView   Asset
Senior  Vice   President   and Management   Corporation   since  February  2004.
Chief Financial Officer        Formerly,  Director and Chief  Financial  Officer
                               at   Citigroup   Asset    Management    (February
                               2000-February 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James F. Phillips,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott Phillips,                Formerly   Vice   President   at  Merrill   Lynch
Vice President                 Investment Management (June 2000-July 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gary Pilc,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jason Pizzorusso,              Formerly   a   Vice   President,   Research   and
Assistant Vice President       Development  at  Crucial  Security  Inc.  (August
                               2000-May 2002;  part-time while attending  school
                               until 2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Poiesz,                  Formerly  a Senior  Portfolio  Manager at Merrill
Senior  Vice  President,  Head Lynch (October  2002-May 2004).  Founding partner
of Growth Equity Investments   of  RiverRock,   a  hedge  fund  product   (April
                               1999-July 2001).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey Portnoy,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raghaw Prasad,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Preuss,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jane C. Putnam,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael E. Quinn,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julie S. Radtke,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Norma J. Rapini,               None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian N. Reid,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marc Reinganum,                Formerly  (until  August  2002)  Vaughn  Rauscher
Vice President                 Chair  in  Financial  Investments  and  Director,
                               Finance    Institute   of   Southern    Methodist
                               University, Texas.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Reiter,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Claire Ring,                   None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David Robertson,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Antoinette Rodriguez,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacey Roode,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey S. Rosen,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stacy Roth,                    None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff,                 President   and   Director  of   OppenheimerFunds
Executive Vice President       Distributor,    Inc.   and    Centennial    Asset
                               Management Corporation;  Executive Vice President
                               of OFI Private Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Ruotolo,                Vice   Chairman,   Treasurer,   Chief   Financial
Executive  Vice  President and Officer and  Management  Director of  Oppenheimer
Director                       Acquisition  Corp.;  President  and  Director  of
                               Shareholder   Services,   Inc.  and   Shareholder
                               Financial  Services,  Inc.;  Director  of Trinity
                               Investment  Management  Corporation  and Director
                               of OFI Trust Company.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kim Russomanno,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Ryan,                  Formerly   a   research   analyst  in  the  large
Vice President                 equities group at Credit Suisse Asset  Management
                               (August 2001-June 2004)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rohit Sah,                     None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Valerie Sanders,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Karen Sandler,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rudi W. Schadt,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ellen P. Schoenfeld,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maria Schulte,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Scott A. Schwegel,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Allan P. Sedmak                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer L. Sexton,            Senior    Vice    President    of   OFI   Private
Vice President                 Investments, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Navin Sharma,                  None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bonnie Sherman,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David C. Sitgreaves,           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward James Sivigny           None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Enrique H. Smith,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Louis Sortino,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith J. Spencer,              None
Senior Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Marco Antonio Spinar,          None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard A. Stein,              None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur P. Steinmetz,           Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jennifer Stevens,              None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John P. Stoma,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Deborah A. Sullivan,           Secretary of OFI Trust Company.
Assistant   Vice  President  &
Assistant Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mary Sullivan,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman,               Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Susan B. Switzer,              None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Szilagyi,             Manager of Compliance at Berger  Financial  Group
Assistant Vice President       LLC (May 2001-March 2003);  Director of Financial
                               Reporting   and    Compliance   at   First   Data
                               Corporation (April 2003-June 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles,                 Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul Temple,                   None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeaneen Terrio,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Toner,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eamon Tubridy,                 None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Keith Tucker,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cameron Ullyat,                None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Angela Uttaro,                 None
Assistant Vice President:
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark S. Vandehey,              Vice President of  OppenheimerFunds  Distributor,
Senior  Vice   President   and Inc.,  Centennial  Asset  Management  Corporation
Chief Compliance Officer       and Shareholder  Services,  Inc.  Formerly (until
                               March 2004) Vice  President of  OppenheimerFunds,
                               Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Maureen Van Norstrand,         None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nancy Vann,                    Formerly  Assistant  General  Counsel  at Reserve
Vice  President  and Assistant Management  Company,   Inc.  (April  to  December
Counsel                        2004);  attorney  at Sidley  Austin  Brown & Wood
                               LLP (October 1997 - April 2004).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Rene Vecka,                    Formerly Vice President of Shareholder  Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermette,              Vice President of  OppenheimerFunds  Distributor,
Assistant Vice President       Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillip F. Vottiero,           None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Walsh,                    None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa M. Ward,                Vice President of  OppenheimerFunds  Distributor,
Vice President                 Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jerry A. Webman,               Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christopher D. Weiler,         None
Vice   President:    Rochester
Division

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Adam Weiner,                   Formerly a Vice  President at AIG Trading  (March
Assistant Vice President       2003-May  2004)  prior to which he was a Managing
                               Director at ING Barings  (December  1999-February
                               2003).

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barry D. Weiss,                Vice  President of HarbourView  Asset  Management
Vice President                 Corporation  and of Centennial  Asset  Management
                               Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Lynn Weiss,            None
Vice   President  &  Associate
Counsel

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christine Wells,               None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph J. Welsh,               Vice  President of HarbourView  Asset  Management
Vice President                 Corporation.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Diederick Wermolder,           Director of  OppenheimerFunds  International Ltd.
Senior Vice President          and  OppenheimerFunds  plc; Senior Vice President
                               (Managing    Director   of   the    International
                               Division) of OFI Institutional  Asset Management,
                               Inc.;   Director   of   OppenheimerFunds   (Asia)
                               Limited.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine M. White,            Assistant  Vice  President  of   OppenheimerFunds
Assistant Vice President       Distributor,   Inc.;   member  of  the   American
                               Society of Pension Actuaries (ASPA) since 1995.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Annabel Whiting,               None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William L. Wilby,              None
Senior  Vice   President   and
Senior   Investment   Officer,
Director of Equities

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna M. Winn,                 President,  Chief Executive  Officer and Director
Senior Vice President          of OFI Private  Investments,  Inc.;  Director and
                               President  of  OppenheimerFunds  Legacy  Program;
                               Senior   Vice   President   of   OppenheimerFunds
                               Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower,               Senior   Vice   President   of   OppenheimerFunds
Senior Vice President          Distributor, Inc.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian W. Wixted,               Treasurer   of   HarbourView   Asset   Management
Senior Vice President and      Corporation;    OppenheimerFunds    International
Treasurer                      Ltd.,  Oppenheimer  Partnership  Holdings,  Inc.,
                               Oppenheimer   Real   Asset   Management,    Inc.,
                               Shareholder    Services,     Inc.,    Shareholder
                               Financial    Services,    Inc.,    OFI    Private
                               Investments,   Inc.,  OFI   Institutional   Asset
                               Management,   Inc.,   OppenheimerFunds   plc  and
                               OppenheimerFunds  Legacy  Program;  Treasurer and
                               Chief  Financial  Officer  of OFI Trust  Company;
                               Assistant  Treasurer of  Oppenheimer  Acquisition
                               Corp.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Carol E. Wolf,                 Senior  Vice  President  of   HarbourView   Asset
Senior Vice President          Management  Corporation  and of Centennial  Asset
                               Management  Corporation;  serves  on the Board of
                               the Colorado Ballet.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kurt Wolfgruber,               Director  of Tremont  Capital  Management,  Inc.,
Executive   Vice    President, HarbourView Asset Management  Corporation and OFI
Chief  Investment  Officer and Institutional Asset Management,  Inc. (since June
Director                       2003)

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Caleb C. Wong,                 None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward C. Yoensky,             None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucy Zachman,                  None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack                 General Counsel and Director of  OppenheimerFunds
Executive Vice President and   Distributor,  Inc.; General Counsel of Centennial
General Counsel                Asset   Management   Corporation;   Senior   Vice
                               President  and  General  Counsel  of  HarbourView
                               Asset    Management     Corporation    and    OFI
                               Institutional  Asset  Management,   Inc.;  Senior
                               Vice  President,  General Counsel and Director of
                               Shareholder     Financial     Services,     Inc.,
                               Shareholder    Services,    Inc.,   OFI   Private
                               Investments,  Inc.  and OFI Trust  Company;  Vice
                               President    and    Director    of    Oppenheimer
                               Partnership   Holdings,    Inc.;   Director   and
                               Assistant  Secretary  of  OppenheimerFunds   plc;
                               Secretary  and  General  Counsel  of  Oppenheimer
                               Acquisition   Corp.;   Director   and   Assistant
                               Secretary   of   OppenheimerFunds   International
                               Ltd.;   Director   of   Oppenheimer   Real  Asset
                               Management,   Inc.  and  OppenheimerFunds  (Asia)
                               Limited);   Vice  President  of  OppenheimerFunds
                               Legacy Program.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Neal A. Zamore,                None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Zavanelli,             None
Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alex Zhou,                     None
Assistant Vice President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Arthur J. Zimmer,              Senior  Vice  President  (since  April  1999)  of
Senior Vice President          HarbourView Asset Management Corporation.

---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial America Fund, L.P.
Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust

Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.

Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund

Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):

     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)

Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)

Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund

Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):

     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund

Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA

     Oppenheimer Bond Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OpCap Advisors is 1345 Avenue of the Americas, 49th Floor, New
York, New York 10105-4800.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and B of this Registration
Statement and listed in Item 26(b) above (except Oppenheimer Multi-Sector
Income Trust and Panorama Series Fund, Inc.) and for MassMutual Institutional
Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:
---------------------------------------------------------------------------------

Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Timothy Abbhul(1)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Agan(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Janette Aprilante(2)            Secretary                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen Beichert(1)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert J. Bishop(1)             Treasurer                 None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Blinzler(1)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michelle Brennan(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

L. Scott Brooks(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick Campbell(1)             Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Melissa Clayton(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Julian C. Curry(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jeffrey D. Damia(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Davis(2)                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen J. Demetrovits(2)       Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven Dombrower(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ryan Drier(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Hillary Eigen                   Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Eiler(2)                   Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark J. Ferro(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ronald H. Fielding(3)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Patrick W. Flynn (1)            Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John E. Forrest(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John ("J) Fortuna(2)            Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Raquel Granahan(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James E. Gunther(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Healy(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Phillipe D. Hemery              Vice President            None
5 Duck Pond Lane
Ramsey, NJ 07446

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William E. Hortz(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Edward Hrybenko(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Andrew Humble                   Vice President            None
419 Phillips Avenue
len Ellyn, IL 60137

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Husch(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Stephen Ilnitzki(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kathleen T. Ives(1)             Vice      President     & Assistant Secretary
                                Assistant Secretary

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric K. Johnson(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina J. Keller(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Keogh(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Lisa Klassen(1)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Knott(1)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dean Kopperud(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Tracey Lange(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Paul R. LeMire(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric J. Liberman(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Malissa Lischin(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Loncar(1)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

LuAnn Mascia(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Anthony P. Mazzariello          Vice President            None
8 Fairway Road
Sewickley, PA 15143

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian F. Medina(1)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Clint Modler(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David W. Mountford(2)           Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert Moser(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Gzim Muja(2)                    Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John V. Murphy(2)               Director                  President

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John S. Napier(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Christina Nasta(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kevin P. Neznek(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Elaine Puleo-Carter(2)          Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ruxandra Risko(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David R. Robertson(2)           Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James H. Ruff(2)                President & Director      None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Schmitt(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Schmitt(2)               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

William Schories(2)             Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Charles F. Scully               Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Spensley(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan Stein(2)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Stoma(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Wayne Strauss(3)                Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael Sussman(2)              Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

James Taylor(2)                 Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Martin Telles(2)                Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Barrie L. Tiedemann(2)          Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Mark Vandehey(1)                Vice President            Vice   President   and
                                                          Chief       Compliance
                                                          Officer

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Vincent Vermete(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Kenneth Lediard Ward            Vice President            None
1400  Cottonwood  Valley Circle
N.
Irving, TX 75038

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Teresa Ward(1)                  Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Chris Werner(1)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Catherine White(2)              Assistant Vice President  None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Thomas Wilson(2)                Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Donna Winn(2)                   Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Philip Witkower(2)              Senior Vice President     None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Jill Zachman(2)                 Vice President            None

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

Robert G. Zack(2)               General     Counsel     & Secretary
                                Director

---------------------------------------------------------------------------------

 (1)6803   South   Tucson  Way,
Centennial, CO 80112-3924
(2)Two World Financial  Center,
225 Liberty  Street,  New York,

NY 10281-1008
(3)350 Linden Oaks,  Rochester,
NY 14623

(c)   Not applicable.

Item 28.  Location of Accounts
-------------------------------
and Records
-----------

The accounts,  books and other documents required to be maintained by Registrant pursuant  to  Section  31(a) of the  Investment  Company  Act of 1940 and  rules promulgated  thereunder are in the possession of  OppenheimerFunds,  Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

SIGNATURES  Pursuant  to the  requirements  of  (the  Securities  Act  and)  the
Investment Company Act, the Fund has duly caused this Registration  Statement to be signed on its behalf by the undersigned,  thereunto duly  authorized,  in the
City of New York and State of New York on the 24th day of February, 2005.

OPPENHEIMER MIDCAP FUND

                        By:
/s/ John V. Murphy*

-------------------------------------------
                        John
V. Murphy, President &

Principal Executive Officer

Pursuant to the  requirements of the Securities Act of 1933,  this  Registration
Statement  has been signed below by the following  persons in the  capacities on the dates indicated:

Signatures
----------
Title
-----
Date
----

/s/ Thomas W. Courtney*
Chairman of the
February 24, 2005

------------------------------
Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*
President & Principal
------------------------------

Executive Officer
February 24, 2005
John V. Murphy

/s/ Brian W. Wixted*
Treasurer and Chief
--------------------------

Financial and
February 24, 2005
Brian W. Wixted
Accounting Officer

/s/ Paul Y. Clinton*
Trustee
February 24, 2005

-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*
------------------------

Trustee
February 24, 2005

Robert G. Galli

/s/ Lacy B. Herrmann*
Trustee
February 24, 2005

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*
Trustee
February 24, 2005

---------------------
Brian Wruble

*By:  /s/ Phillip Gillespie

-----------------------------------------

        Phillip Gillespie,
Attorney-in-Fact

    OPPENHEIMER MIDCAP FUND

  Registration Statement No.
           333-31533

         EXHIBIT INDEX
         -------------

Exhibit No.       Description
-----------       -----------

23(j)             Independent
                  Registered
                  Public
                  Accounting
                  Firm's
                  Consent

23(m)(i)          Service Plan
and Agreement for Class A
shares dated 5/10/04

23(m)(iii)        Amended and
                  Restated
                  Distribution
                  and Service
                  Plan and
                  Agreement
                  for Class C
                  shares dated
                  2/11/04

23 (d)            Amended and
                  Restated
                  Investment
                  Advisory
                  Agreement
                  dated
                  January 1,
                  2005